As filed with the U.S. Securities and Exchange Commission on June 24, 2020

Securities Act File No. [__]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.                               ☐

Post-Effective Amendment No.                              ☐

HARTFORD SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

690 Lee Road

Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

1-610-386-4068
(Registrant’s Area Code and Telephone Number)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC
690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on July 24, 2020, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

HARTFORD SERIES FUND, INC.

HARTFORD HLS SERIES FUND II, INC.

[July 24], 2020

Dear Contract Owners and Plan Participants:

At a meeting held on June 16-17, 2020, the Boards of Directors (the “Board”) of Hartford Series Fund, Inc. (“HSF”) and Hartford HLS Series Fund II, Inc. (“HLS II”), each a Maryland corporation, approved an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization of each Acquired Fund identified below (each an “Acquired Fund”) into the corresponding Acquiring Fund identified below (each an “Acquiring Fund”) (each a “Reorganization” and collectively, the “Reorganizations”).

Acquired Fund and Share Class	Corresponding Acquiring Fund and Share Class
Hartford Global Growth HLS Fund Class IA Class IB	Hartford Disciplined Equity HLS Fund Class IA Class IB
Hartford Growth Opportunities HLS Fund Class IA Class IB Class IC	Hartford Disciplined Equity HLS Fund Class IA Class IB Class IC*
Hartford MidCap Growth HLS Fund Class IA Class IB	Hartford MidCap HLS Fund Class IA Class IB
Hartford MidCap Value HLS Fund Class IA Class IB	Hartford MidCap HLS Fund Class IA Class IB
Hartford Value HLS Fund Class IA Class IB	Hartford Dividend and Growth HLS Fund Class IA Class IB
Hartford High Yield HLS Fund Class IA Class IB	Hartford Total Return Bond HLS Fund Class IA Class IB
Hartford U.S. Government Securities HLS Fund Class IA Class IB	Hartford Ultrashort Bond HLS Fund Class IA Class IB

* Class IC shares of the Hartford Disciplined Equity HLS Fund is a newly created class that will commence operations upon the closing of the Reorganization.

Each Reorganization does not require shareholder approval. The Reorganizations are expected to occur after the close of business on the dates noted below (or at such earlier or later date as determined by an officer of HSF or HLS II, as applicable) (each, a “Closing Date”).

Acquired Fund	Corresponding Acquiring Fund	Closing Date
Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	September 18, 2020
Hartford Growth Opportunities HLS Fund	Hartford Disciplined Equity HLS Fund	September 18, 2020
Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	September 18, 2020
Hartford MidCap Value HLS Fund	Hartford MidCap HLS Fund	September 18, 2020
Hartford Value HLS Fund	Hartford Dividend and Growth HLS Fund	September 18, 2020
Hartford High Yield HLS Fund	Hartford Total Return Bond HLS Fund	September 25, 2020
Hartford U.S. Government Securities HLS Fund	Hartford Ultrashort Bond HLS Fund	September 25, 2020

You are receiving the enclosed Combined Information Statement/Prospectus because you were invested in an Acquired Fund as of the close of business on July 17, 2020 through an insurance company separate account (“Separate Account”) or a qualified pension or retirement plan (“Qualified Plans”). The Separate Accounts and Qualified Plans or their trustees, as record owners of the Acquired Funds are, in most cases, the true “shareholders” of the Acquired Funds. For clarity and ease of reading, references to “shareholder” or “you” throughout the Combined Information Statement/Prospectus do not refer to the technical shareholder but rather refer to the Contract Owner or Plan Participant.

After carefully considering the merits of each Reorganization, the Board determined each Reorganization is in the best interests of the Acquired Fund and its corresponding Acquiring Fund. In connection with each Reorganization, you should note the following:

•	The value of your investment will not change as a result of the Reorganization;

•	The Acquiring Fund will have the same or lower contractual management fees than the corresponding Acquired Fund following the Reorganization;

•	Each class of the Acquiring Fund after the Reorganization is expected to have a lower total annual operating expense ratio than the corresponding class of the corresponding Acquired Fund immediately prior to the Reorganization; and

•	The Reorganization is expected to provide an opportunity for shareholders to benefit from potential economies of scale that may be realized over time by combining the assets of one or more Acquired Funds with a corresponding Acquiring Fund’s assets in the Reorganization.

With respect to each Reorganization, the Plan provides for:

•	The transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date (“Valuation Time”);

•	The assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund; and

•	The distribution of shares of the corresponding Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

Existing shareholders of an Acquired Fund are permitted to purchase additional shares of the Acquired Fund until the Closing Date, but any purchase request that cannot be settled prior to the Closing Date will be deemed to be, and will be processed as, a purchase request for shares of the corresponding Acquiring Fund.

Each Reorganization does not require shareholder approval, and you are not being asked to vote or take any other action in connection with the Reorganization. We do, however, ask that you review the enclosed Combined Information Statement/Prospectus, which contains information about each Acquiring Fund, including its investment objective, strategies, risks, performance, fees and expenses.

If you have any questions, please call the Funds at 1-888-843-7824.

Sincerely,

James E. Davey

President and Chief Executive Officer

QUESTIONS AND ANSWERS ABOUT THE INFORMATION STATEMENT/PROSPECTUS

The questions and answers below provide an overview of key points typically of interest to shareholders regarding a mutual fund reorganization. These questions and answers are intentionally brief to provide a concise summary. The responses are qualified in their entirety by the remainder of the enclosed Combined Information Statement/Prospectus (“Information Statement/Prospectus”), which contains additional information and further details about each reorganization. We encourage you to read the full Information Statement/Prospectus.

General Information About the Reorganizations

Q. 1.	Why am I receiving the Information Statement/Prospectus?

A. 1.	Hartford Funds Management Company, LLC (“HFMC”) has recommended the reorganizations set forth below as part of an initiative to streamline the product offerings of the series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. As part of this initiative, the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each, a “Company” and collectively, the “Companies”) approved the reorganization of each Acquired Fund set forth in the table below with and into the corresponding Acquiring Fund set forth below (each, a “Reorganization”).

Acquired Fund and Share Class	Corresponding Acquiring Fund and Share Class
Hartford Global Growth HLS Fund* Class IA Class IB	Hartford Disciplined Equity HLS Fund* Class IA Class IB
Hartford Growth Opportunities HLS Fund** Class IA Class IB Class IC	Hartford Disciplined Equity HLS Fund* Class IA Class IB Class IC***
Hartford MidCap Growth HLS Fund** Class IA Class IB	Hartford MidCap HLS Fund* Class IA Class IB
Hartford MidCap Value HLS Fund* Class IA Class IB	Hartford MidCap HLS Fund* Class IA Class IB
Hartford Value HLS Fund* Class IA Class IB	Hartford Dividend and Growth HLS Fund* Class IA Class IB
Hartford High Yield HLS Fund* Class IA Class IB	Hartford Total Return Bond HLS Fund* Class IA Class IB
Hartford U.S. Government Securities HLS Fund** Class IA Class IB	Hartford Ultrashort Bond HLS Fund* Class IA Class IB

* The fund is a series of Hartford Series Fund, Inc., a Maryland corporation, registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

** The fund is a series of Hartford HLS Series Fund II, Inc., a Maryland corporation, registered with the SEC as an open-end management investment company.

*** Class IC shares of the Hartford Disciplined Equity HLS Fund is a newly created class that will commence operations upon the closing of the Reorganization.

You are receiving the enclosed Information Statement/Prospectus because you were invested in an Acquired Fund as of the close of business on July 17, 2020 (the “Record Date”) through an insurance company separate account (“Separate Account”) or a qualified pension or retirement plan (“Qualified Plans”) and so that we can provide you with details about the Reorganization. We suggest that you keep the Information Statement/Prospectus for your records and future reference. The Separate Accounts and Qualified Plans or their trustees, as record owners of the Acquired Funds are, in most cases, the true “shareholders” of the Acquired Funds. For clarity and ease of reading, references to “shareholder” or “you” throughout the Information Statement/Prospectus do not refer to the technical shareholder but rather refer to the Contract Owner or Plan Participant. Each Acquiring Fund, following completion of the applicable Reorganization(s), may be referred to as a “Combined Fund.”

Q. 2.	How did the Board of Directors (the “Board”) of each Company reach its decision to approve the Reorganizations?

A.2.	In determining whether to approve each Reorganization, the Board considered a variety of factors, including: (1) HFMC’s belief that the Acquired Fund would continue to experience net outflows; (2) the similarities and differences between the Acquired Fund’s and its corresponding Acquiring Fund’s investment objective, investment strategies, policies and restrictions, investment process, and principal risks; (3) the continuity provided by the fact that the Acquired Fund and its corresponding Acquiring Fund have the same investment manager and sub-adviser; (4) the terms and conditions of the Agreement and Plan of Reorganization (the “Plan”), which include provisions that are designed to avoid any dilution of shareholder interests; (5) the estimated costs of the Reorganization and the fact that the Acquired Fund will bear the costs associated with the Reorganization; (6) the tax considerations of the Reorganization; (7) the pro forma gross and net operating expenses of each share class of the Acquiring Fund after the Reorganization are estimated to be lower than the current gross and net operating expenses of each corresponding share class of the Acquired Fund; and (8) alternatives to the Reorganization. The Board also considered that each Reorganization does not require, and would be completed without incurring the costs associated with, holding a special meeting of the Acquired Fund’s shareholders. After careful consideration of these and other factors, the Board determined that the Reorganizations are in the best interests of the Acquired Funds and the corresponding Acquiring Funds and that the interests of the shareholders of the Acquired Funds and the corresponding Acquiring Funds would not be diluted as a result of the Reorganizations. For more information regarding the Board’s considerations in determining to approve the Reorganizations, please see the section entitled “REASONS FOR THE REORGANIZATIONS, BOARD CONSIDERATIONS AND BENEFITS OF THE REORGANIZATIONS” in the Information Statement/Prospectus.

Q. 3.	Why are shareholders not being asked to approve the Reorganizations?

A. 3.	Under each Company’s Articles of Incorporation and By-Laws, each Reorganization does not require the approval of shareholders. In addition, in adopting a rule governing reorganizations of affiliated investment companies, the U.S. Securities and Exchange Commission (“SEC”) stated its view that approval by shareholders of an acquired fund would be required if the reorganization would result in a change that, in a context other than a reorganization, would require the approval of the acquired fund’s shareholders under applicable provisions of the Investment Company Act of 1940, as amended. The types of differences between an acquired fund and an acquiring fund that would require the approval by the acquired fund’s shareholders for a reorganization generally include different boards of directors, materially different advisory contracts, materially different fundamental investment policies, or higher distribution fees for the acquiring fund as compared to the acquired fund. None of the factors requiring a shareholder vote are present with respect to each Reorganization.

Q. 4.	Who will bear the costs of each Reorganization?

A. 4.	With respect to each Reorganization, the Acquired Fund will bear the costs of the Reorganization. Reorganization costs include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of the Information Statement/Prospectus; (2) the preparation of the registration statement and other shareholder communications and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; and (3) legal, audit, custodial and other fees incurred in connection with the Reorganizations (the “Reorganization Costs”). Fees and expenses incurred directly by an Acquired Fund will be allocated to that Fund. Fees and expenses incurred on behalf of multiple Acquired Funds, such as legal fees and the costs of preparing (but not printing and mailing) the Information Statement/Prospectus, will be allocated among participating Acquired Funds equally. The estimated Reorganization Costs expected to be borne by each Acquired Fund are set forth in the chart below.

Acquired Funds	Estimated Costs
Hartford Global Growth HLS Fund	$100,681
Hartford Growth Opportunities HLS Fund	$121,570
Hartford MidCap Growth HLS Fund	$69,130
Hartford MidCap Value HLS Fund	$86,954
Hartford Value HLS Fund	$98,156
Hartford High Yield HLS Fund	$97,698
Hartford U.S. Government Securities HLS Fund	$104,685

In addition, each Fund will bear brokerage expenses or similar transaction costs incurred in connection with the sale and purchase of portfolio securities, which typically are Fund expenses. For more information regarding brokerage expenses and similar transaction costs, see the section entitled “ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS – Brokerage Expenses and Other Transaction Costs” in the Information Statement/Prospectus.

Q. 5.	How will the Reorganization affect me as a Shareholder?

A. 5.	The Reorganizations are expected to occur after the close of business on the dates noted below (or at such earlier or later date as determined by an officer of the applicable Company) (each, a “Closing Date”).

Acquired Fund	Corresponding Acquiring Fund	Closing Date
Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	September 18, 2020
Hartford Growth Opportunities HLS Fund	Hartford Disciplined Equity HLS Fund	September 18, 2020
Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	September 18, 2020
Hartford MidCap Value HLS Fund	Hartford MidCap HLS Fund	September 18, 2020
Hartford Value HLS Fund	Hartford Dividend and Growth HLS Fund	September 18, 2020
Hartford High Yield HLS Fund	Hartford Total Return Bond HLS Fund	September 25, 2020
Hartford U.S. Government Securities HLS Fund	Hartford Ultrashort Bond HLS Fund	September 25, 2020

Upon the Closing Date, shareholders of an Acquired Fund will become shareholders of the corresponding Acquiring Fund and will receive shares of the corresponding class of the corresponding Acquiring Fund that are equal in value to their shares in the Acquired Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date (“Valuation Time”). The number of shares you receive will depend on the relative net asset value of the Acquired Fund’s and corresponding Acquiring Fund’s shares immediately prior to the Reorganization. Thus, although the aggregate net asset value of the shares in your account will be the same immediately after the close of business on the Closing Date, you may receive a greater or lesser number of shares than you currently hold in the Acquired Fund.

Q. 6.	Can I purchase, exchange or redeem my Acquired Fund shares before the Reorganization takes place?

A. 6.	Existing shareholders of an Acquired Fund are permitted to purchase additional shares of the Acquired Fund until the Closing Date, but any purchase request that cannot be settled prior to the Closing Date will be deemed to be, and will be processed as, a purchase request for shares of the corresponding Acquiring Fund. Please refer to your variable contract prospectus (or other disclosure document) or plan documents for more information.

General Information About the Funds

Q. 7.	How comparable are the Funds’ investment objectives and principal investment strategies?

A. 7.	Each Acquired Fund and its corresponding Acquiring Fund have the same or similar investment objectives and similar principal investment strategies, but there are some differences you should consider. The “Synopsis” section in the Information Statement/Prospectus for each Reorganization provides a comparison of each Acquired Fund’s and the corresponding Acquiring Fund’s investment objective and principal investment strategy. This comparison can be found in the sub-sections entitled “Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks.”

Q. 8.	How comparable are the Funds’ principal risks?

A. 8.	Each Acquired Fund and its corresponding Acquiring Fund have similar principal risks, but there are some differences you should consider. The “Synopsis” section in the Information Statement/Prospectus for each Reorganization provides a comparison of each Acquired Fund’s and the corresponding Acquiring Fund’s principal risks. This comparison can be found in the sub-sections entitled “Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks.”

Q. 9.	Do each of the Acquiring Funds have a different investment manager and sub-adviser?

A. 9.	Each Acquired Fund and the corresponding Acquiring Fund have the same investment manager and sub-adviser. HFMC and Wellington Management Company LLP (“Wellington Management”) will continue to serve as each Acquiring Fund’s investment manager and sub-adviser, respectively, after the closing of the

Reorganization.

Q. 10.	Will the Plan result in different expenses for shareholders of the Acquired Funds?

A. 10.	Yes. Each Acquiring Fund has different expenses than the corresponding Acquired Fund. With respect to each Reorganization, it is anticipated that, immediately following the Reorganization, shareholders of the Combined Fund will incur lower actual management fees (i.e., the management fee rate payable calculated based on a fund’s asset level) than the shareholders of the corresponding Acquired Fund immediately prior to the Reorganization. With respect to each Reorganization, the total annual operating expense ratio of each class of the Combined Fund immediately after the Reorganization is expected to be lower than the total annual operating expense ratio of the corresponding class of the corresponding Acquired Fund immediately prior to the Reorganization. For more information on fees and expenses, see the section entitled “Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund” in the “Synopsis” section for each Reorganization in the Information Statement/Prospectus.

Q. 11.	Will the Reorganization be considered a taxable event for federal income tax purposes?

A. 11.	Shares of the Acquired Funds are offered only through variable annuity and variable life products and qualified plans. Because these products allow tax-free treatment for transactions within such products, you are not expected to recognize any gain or loss for federal income tax purposes on the exchange of shares of an Acquired Fund for shares of the corresponding Acquiring Fund.

Important additional information about each Reorganization is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

SUBJECT TO COMPLETION

PRELIMINARY COMBINED INFORMATION STATEMENT/PROSPECTUS DATED JUNE 24, 2020

The information in this Combined Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Information Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

COMBINED INFORMATION STATEMENT/PROSPECTUS

[July 24], 2020

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

690 Lee Road

Wayne, Pennsylvania 19087

(610) 386-4068

We Are Not Asking You for a Proxy and You Should Not Send Us a Proxy

This Combined Information Statement/Prospectus (“Information Statement/Prospectus”) relates to the reorganization of each Acquired Fund set forth in the table below (each an “Acquired Fund) with and into the corresponding Acquiring Fund set forth in the table below (each, an “Acquiring Fund”) (each, a “Reorganization” and collectively, the “Reorganizations”). You are receiving this Information Statement/Prospectus because you were invested in an Acquired Fund as of the close of business on July 17, 2020 (the “Record Date”) through an insurance company separate account (“Separate Account”) or a qualified pension or retirement plan (“Qualified Plans”).

Acquired Fund and Share Class	Corresponding Acquiring Fund and Share Class
Hartford Global Growth HLS Fund* Class IA Class IB	Hartford Disciplined Equity HLS Fund* Class IA Class IB
Hartford Growth Opportunities HLS Fund** Class IA Class IB Class IC	Hartford Disciplined Equity HLS Fund* Class IA Class IB Class IC***
Hartford MidCap Growth HLS Fund** Class IA Class IB	Hartford MidCap HLS Fund* Class IA Class IB
Hartford MidCap Value HLS Fund* Class IA Class IB	Hartford MidCap HLS Fund* Class IA Class IB
Hartford Value HLS Fund* Class IA Class IB	Hartford Dividend and Growth HLS Fund* Class IA Class IB
Hartford High Yield HLS Fund* Class IA Class IB	Hartford Total Return Bond HLS Fund* Class IA Class IB
Hartford U.S. Government Securities HLS Fund** Class IA Class IB	Hartford Ultrashort Bond HLS Fund* Class IA Class IB

* The fund is a series of Hartford Series Fund, Inc., a Maryland corporation, registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

** The fund is a series of Hartford HLS Series Fund II, Inc., a Maryland corporation, registered with the SEC as an open-end management investment company.

*** Class IC shares of the Hartford Disciplined Equity HLS Fund is a newly created class that will commence operations upon the closing of the reorganization.

The Separate Accounts and Qualified Plans or their trustees, as record owners of the Acquired Funds are, in most cases, the true “shareholders” of the Acquired Funds. For clarity and ease of reading, references to “shareholder” or

“you” throughout this Information Statement/Prospectus do not refer to the technical shareholder but rather refer to the Contract Owner or Plan Participant. Each Acquiring Fund and Acquired Fund may be referred to herein as a “Fund.”

Each Reorganization will be completed pursuant to the terms of an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Boards (“Board”) of Directors of Hartford Series Fund, Inc. (“HSF”) and Hartford HLS Series Fund II, Inc. (“HLS II”). The Plan provides for the following: (1) the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund, in exchange for shares of the corresponding Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund as of the close of regular trading on the New York Stock Exchange on the closing date of the Reorganization; (2) the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the corresponding Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

Each Reorganization is discussed in detail in this Information Statement/Prospectus, which you should read carefully and retain for future reference. It is both an information statement for each Acquired Fund and a prospectus for the corresponding Acquiring Fund. A Statement of Additional Information dated [July 24], 2020, relating to this Information Statement/Prospectus and each Reorganization has been filed with the SEC and is incorporated by reference into this Information Statement/Prospectus. Additional information is contained in the documents described below, all of which have been filed with the SEC.

Documents:	How to Obtain a Copy:

•         The Statutory Prospectus for the Acquired Funds (Class IA, Class IB and Class IC, as applicable) and the Acquiring Funds (Class IA and Class IB) dated May 1, 2020, as may be amended, supplemented or restated (HSF File Nos. 333-45431 and 811-08629 and HLS II File Nos. 033-03920 and 811-04615) (the “Combined Prospectus”)

•         Statutory Prospectus for Class IC shares of the Hartford Disciplined Equity HLS Fund dated June 23, 2020, as may be amended, supplemented or restated (File Nos. 333-45431 and 811-08629) (the “Class IC Prospectus”)

•         Combined Statement of Additional Information for the Acquired Funds (Class IA, Class IB and Class IC, as applicable) and the Acquiring Funds (Class IA and Class IB) dated May 1, 2020, as may be amended, supplemented or restated (HSF File Nos. 333-45431 and 811-08629 and HLS II File Nos. 033-03920 and 811-04615) (the “Combined Statement of Additional Information”)

•         Statement of Additional Information for Class IC shares of the Hartford Disciplined Equity HLS Fund dated June 23, 2020, as may be amended, supplemented or restated (File Nos. 333-45431 and 811-08629) (the “Class IC Statement of Additional Information”)

The Combined Prospectus and the Combined Statement of Additional Information are available, without charge, on the Funds’ website at hartfordfunds.com/prospectuses.html#hls, by calling 1-888-843-7824, or by writing to the Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060. The Class IC Shares Prospectus and Class IC Statement of Additional Information is available, without charge, by calling 1-888-843-7824, or by writing to the Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060.

Each of these documents is incorporated by reference into this Information Statement/Prospectus (meaning that they are legally considered to be part of this Information Statement/Prospectus) only insofar as they relate to the Acquiring Funds and Acquired Funds. No other parts of such documents are incorporated by reference herein.

• The Funds’ annual report dated December 31, 2019 (HSF File Nos. 333-45431 and 811-08629 and HLS II File Nos. 033-03920 and 811-04615)	This document is available, without charge, on the Funds’ website at hartfordfunds.com/prospectuses.html#hls, by calling 1-888-843-7824, or by writing to the Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-1520. HSF and HLS II are each subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, information statements, reports, and other information filed by the Funds can be inspected and copied at the Public Reference Room maintained by the SEC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. The SEC maintains an Internet website (at http://www.sec.gov) which contains other information about the Funds.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated by reference.

If any person provides any other representation or information, you should not rely on those other representations or information since none of the Funds have authorized those representations.

The SEC and the Commodity Futures Trading Commission have not approved or disapproved of these securities or passed upon the adequacy or accuracy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any fund will achieve its investment objectives.

General SYNOPSIS

You should read this entire Information Statement/Prospectus carefully. For additional information, you should consult the Combined Prospectus and the Class IC Prospectus (each, a “Prospectus” and collectively, the “Prospectuses”); the Combined Statement of Additional Information and the Class IC Statement of Additional Information (each, a “SAI” and collectively, the “SAIs”); and the Agreement and Plan of Reorganization (the “Plan”). A form of the Plan is attached hereto as APPENDIX A.

The Reorganizations

At a meeting held on June 16-17, 2020, the Boards of Directors (the “Board”) of Hartford Series Fund, Inc. (“HSF”) and Hartford HLS Series Fund II, Inc. (“HLS II” and together with “HSF,” the “Companies”) reviewed a proposal from Hartford Funds Management Company, LLC (“HFMC”) regarding an initiative to streamline the product offerings of the series of the Companies given, among other reasons, the continued net outflow of assets of the Acquired Funds. For the reasons set forth herein, the Board approved the Plan that provides for the reorganization of each Acquired Fund set forth in the table below with and into the corresponding Acquiring Fund set forth in the table below (each, a “Reorganization” and collectively, the “Reorganizations”). Each Reorganization does not require shareholder approval. Each Reorganization is expected to occur after the close of business on the dates set forth below (or at such earlier or later date as determined by an officer of HSF and HLS II, as applicable) (each a “Closing Date”).

Acquired Fund	Corresponding Acquiring Fund	Closing Date
Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	September 18, 2020
Hartford Growth Opportunities HLS Fund	Hartford Disciplined Equity HLS Fund	September 18, 2020
Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	September 18, 2020
Hartford MidCap Value HLS Fund	Hartford MidCap HLS Fund	September 18, 2020
Hartford Value HLS Fund	Hartford Dividend and Growth HLS Fund	September 18, 2020
Hartford High Yield HLS Fund	Hartford Total Return Bond HLS Fund	September 25, 2020
Hartford U.S. Government Securities HLS Fund	Hartford Ultrashort Bond HLS Fund	September 25, 2020

With respect to each Reorganization, the Plan provides for:

•	the transfer of all of the assets of the Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund as of the close of regular trading on the New York Stock Exchange (4:00 pm, Eastern Standard Time) on the Closing Date (“Valuation Time”);

•	the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund; and

•	the distribution of shares of the corresponding Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

The Reorganizations are expected to be completed after the close of business on the Closing Date based on the net asset value of each Fund’s shares as of the Valuation Time. Each Acquiring Fund, following completion of the Reorganization(s), may be referred to as the “Combined Fund.”

Each shareholder of an Acquired Fund will hold, immediately after the Closing Date, shares of the same class of the corresponding Acquiring Fund having an aggregate value equal to the aggregate value of the same class of shares of the Acquired Fund held by that shareholder as of the Valuation Time. Each Reorganization does not require shareholder approval, and you are not being asked to vote or take any other action in connection with the Reorganization. Your investment in an Acquired Fund will automatically be invested in the corresponding Acquiring Fund upon completion of the Reorganization.

Prior to or at the completion of each Reorganization, each Acquired Fund and the corresponding Acquiring Fund will receive a tax opinion from Dechert LLP, legal counsel to the Companies, to the effect that, no gain or loss is expected to be recognized for federal income tax purposes by the Acquired Fund or its shareholders as a result of the Reorganization. Additional information about the federal income tax consequences of the Reorganization is included under “ADDITIONAL Information About the ReorganizationS – Tax Considerations.”

Comparison of Fund Classes and Distribution Arrangements

In connection with each Reorganization, shareholders of an Acquired Fund will receive shares of the same class of the corresponding Acquiring Fund. Class IA and Class IB shares, respectively, of each Acquiring Fund will have substantially identical legal characteristics as the corresponding shares of the Acquired Fund with respect to such matters as voting rights, accessibility, conversion rights, and transferability. Class IC shares of Hartford Disciplined Equity HLS Fund (Acquiring Fund) will have substantially identical legal characteristics as Class IC shares of Hartford Growth Opportunities HLS Fund (Acquired Fund) with respect to such matters as voting rights, accessibility, conversion rights, and transferability. Class IC shares of Hartford Disciplined Equity HLS Fund will commence operations upon the closing of the Reorganization. Each Fund is organized as a series of a Maryland corporation. There are no material differences between the rights of shareholders of a class of shares of an Acquiring Fund and shareholders of a corresponding class of the corresponding Acquired Fund.

Comparison of Buying and Selling Shares

Shares of the Acquiring Funds and the Acquired Funds may be purchased and redeemed by separate accounts that fund variable annuity contracts and variable life insurance policies, including individual and group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies issued by insurance companies, including affiliated insurance companies. Shares of the Acquiring Funds and the Acquired Funds may also be purchased and redeemed by certain qualified pension or retirement plans and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended and the underlying U.S. Treasury Regulations. Class IC shares are currently only sold to variable annuity and variable life insurance separate accounts of the Insurance Companies. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable variable contract or plan through which you invest.

Comparison of Fund Distributions

The current policy for each Acquiring Fund and each Acquired Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year. Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date. Each Acquiring Fund and each Acquired Fund reserve the right to change its dividend distribution policy at the discretion of the applicable Board.

SYNOPSIS – COMPARISON OF HARTFORD GLOBAL GROWTH HLS FUND AND HARTFORD DISCIPLINED EQUITY HLS FUND

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Fund is the same. Each Fund seeks growth of capital. Each Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund. Each Fund has the same fundamental investment restrictions. Each Fund has some similar principal investment strategies, but there are some differences in the Funds’ principal investment strategies that you should consider.

•	Each Fund invests in common stocks. Under normal market and economic conditions, the Acquired Fund invests at least 65% of its net assets in common stocks. In comparison, under normal circumstances, the Acquiring Fund invests at least 80% of its assets in common stocks (“80% Policy”). The 80% Policy is a non-fundamental policy that may be changed by the Board without shareholder approval upon 60 days’ prior notice to shareholders. In contrast, the Acquired Fund has not adopted a similar policy.
•	Each Fund invests in a broad range of market capitalizations. However, the Acquired Fund tends to focus on mid to large capitalization companies with market capitalizations greater than $1 billion while the Acquiring Fund tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2019, the market capitalization of companies included in the S&P 500 Index ranged from approximately $4.58 billion to $1.30 trillion. The market capitalization range of the S&P 500 Index changes over time.
•	Each Fund may invest in foreign securities. Under normal circumstances, the Acquired Fund will invest at least 40% of its net assets in foreign securities and may invest up to 25% of its net assets in emerging market securities. While the Acquiring Fund is permitted to invest in foreign securities, the Acquiring Fund has not invested in foreign securities to a material extent during the past year.
•	The Acquired Fund employs a multiple portfolio manager structure whereby the portfolio is divided into segments, each under a separate portfolio manager or team with its own approach. The Acquiring Fund is not structured in the same manner.
•	With respect to each Fund, the sub-adviser uses fundamental analysis to identify securities to purchase. With respect to the Acquired Fund, the sub-adviser invests at least 65% of its net assets in common stocks of growth companies. In comparison, the sub-adviser chooses the Acquiring Fund’s investments using fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations.

The following comparisons summarize the principal investment strategies of each Fund.

	Hartford Global Growth HLS Fund (Acquired Fund)	Hartford Disciplined Equity HLS Fund (Acquiring Fund)
Principal Investment Strategies	The Acquired Fund invests primarily in a diversified portfolio of common stocks covering abroad range of countries, industries and companies. Under normal market and economic conditions, the Acquired Fund invests at least 65% of its net assets in common stocks of growth companies located worldwide, including the United States. The Acquired Fund has no limit on the amount of assets that may be invested in each country. The Acquired Fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $1 billion. Securities in which the Acquired Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.	Under normal circumstances, the Acquiring Fund invests at least 80% of its assets in common stocks. The Acquiring Fund invests in a diversified portfolio of common stocks of issuers located primarily in the United States. Wellington Management Company LLP (“Wellington Management”), the Acquiring Fund’s sub-adviser, chooses the Acquiring Fund’s investments using fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. The fundamental research emphasizes the sustainability of a business’s competitive advantages, revenue and margin

	Hartford Global Growth HLS Fund (Acquired Fund)	Hartford Disciplined Equity HLS Fund (Acquiring Fund)
The Acquired Fund may invest up to 25% of its net assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Under normal circumstances, the Acquired Fund will invest at least 40% of its net assets in foreign securities or derivative instruments or other investments with exposure to foreign securities of at least three different countries outside the United States. During periods of unfavorable market conditions, the Acquired Fund may reduce its exposure to foreign securities, but typically will continue to invest at least 30% of its net assets in foreign securities as described above. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to select securities for the Acquired Fund. Based on market or economic conditions, the Acquired Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market. The Acquired Fund employs a multiple portfolio manager structure whereby the portfolio is divided into segments, each under a separate portfolio manager or team with its own approach.

drivers, and cash generation capacity. This research is aided by a proprietary screening tool that helps to identify companies with these characteristics. The Acquiring Fund’s portfolio seeks to be broadly diversified by industry and company. The Acquiring Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

Additional Investment Strategies

Wellington Management’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth and/or high free cash flow margins and organic revenue growth. Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

In pursuit of its principal investment strategy, the Acquired Fund may use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The Acquired Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), depositary receipts, and restricted securities.

As part of the fundamental research discussed in the summary section, Wellington Management also evaluates the following regarding a company: capital allocation discipline, off-financial statement factors, management track record, and analysis of products and competition. Wellington Management also considers secular (longer term) and cyclical growth prospects. Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

As of December 31, 2019, the market capitalization of companies included in the S&P 500 Index ranged from approximately $4.58 billion to $1.30 trillion. The market capitalization range of the index changes over time.

In pursuit of its principal investment strategy, the Acquiring Fund may invest in securities of foreign issuers and non-dollar securities and may also use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Acquiring Fund may invest include exchange and over-the-countertraded transactions including, but not limited to, futures, options and similar derivative instruments or combinations thereof. The Acquiring Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), and restricted securities.

The Funds are subject to similar principal risks; however, the degree to which each Fund is subject to any particular investment risk will depend on the extent to which the Fund is invested in a particular security or types of securities that expose the Fund to such risk. Each Fund is subject to the following principal risks: Market Risk, Active Investment Management Risk, Equity Risk, Securities Lending Risk, and Large Shareholder Transaction Risk. The Acquired Fund is also subject to the following principal risks: Asset Allocation Risk, Growth Investing Style Risk, Mid-Cap Securities Risk, Foreign Investments Risk, Emerging Markets Risk, and Currency Risk.

The descriptions of these principal risks are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Fees and Expenses

The fees and expenses of each Fund and estimated pro forma fees and expenses after giving effect to the Reorganizations of Hartford Global Growth HLS Fund and Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund (“Disciplined Equity Reorganizations”) are shown in the table below. The fees and expenses of each Fund are based on the fees and expenses of the Funds for the twelve months ended December 31, 2019; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the Disciplined Equity Reorganizations. Pro forma numbers are estimated in good faith and are hypothetical. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Hartford Global Growth HLS Fund (Acquired Fund)		Hartford Disciplined Equity HLS Fund (Acquiring Fund)		Hartford Disciplined Equity HLS Fund (Acquiring Fund) Pro Forma(1)
Share Classes	IA	IB	IA	IB	IA	IB
Management fees	0.75%	0.75%	0.68%(2)	0.68%(2)	0.57%(3)	0.57%(3)
Distribution and/or service (12b-1) fees	None	0.25%	None	0.25%	None	0.25%
Other expenses	0.05%	0.05%	0.05%	0.05%	0.04%	0.04%
Total annual fund operating expenses	0.80%	1.05%	0.73%	0.98%	0.61%	0.86%

(1)	Reflects pro forma amounts following the Disciplined Equity Reorganizations.

(2)	“Management fees” have been restated to reflect current fees.

(3)	“Management fees” have been restated to reflect the new management fee that will be effective upon the closing of the Reorganization.

Example

The examples below are intended to help you compare the cost of investing in the Funds and in the Acquiring Fund (after the Disciplined Equity Reorganizations) on a pro forma basis. The examples assume that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

The pro forma expense examples are estimated. The expense examples do not include the cost of the Disciplined Equity Reorganizations. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1		Year 3		Year 5		Year 10
Share Classes	IA	IB	IA	IB	IA	IB	IA	IB
Hartford Global Growth HLS Fund (Acquired Fund)	$82	$107	$255	$334	$444	$579	$990	$1,283
Hartford Disciplined Equity HLS Fund (Acquiring Fund)	$75	$100	$233	$312	$406	$542	$906	$1,201
Hartford Disciplined Equity HLS Fund (Acquiring Fund) Pro Forma(1)	$62	$88	$195	$274	$340	$477	$762	$1,061

(1)	Reflects pro forma amounts following the Disciplined Equity Reorganizations.

Portfolio Turnover

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquired Fund was 49% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquiring Fund was 15% of the average value of its portfolio.

Performance of the Acquired Fund and the Acquiring Fund

The performance information below indicates the risks of investing in each Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. With respect to each Fund, the returns in the bar chart and table:

•	Assume reinvestment of all dividends and distributions
•	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included

With respect to each Fund, the bar chart:

•	Shows how the Fund’s total return has varied from year to year
•	Shows the returns of the Fund’s Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

The table following each Fund’s bar chart shows returns for the Fund over time compared to those of the Fund’s benchmark. Please see the section entitled “Performance Notes” for the benchmark descriptions.

The Acquired Fund

The year-to-date return for the Acquired Fund’s Class IA shares as of March 31, 2020 was -14.21%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	32.61%	13.28%	12.67%
Class IB	32.29%	12.98%	12.38%
MSCI World Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	33.68%	11.09%	11.08%

The Acquiring Fund

The year-to-date return for the Acquiring Fund’s Class IA shares as of March 31, 2020 was -19.79%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	34.12%	12.61%	14.51%
Class IB	33.76%	12.33%	14.22%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

SYNOPSIS – COMPARISON OF HARTFORD GROWTH OPPORTUNITIES HLS FUND AND HARTFORD DISCIPLINED EQUITY HLS FUND

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Fund is similar. The Acquired Fund seeks capital appreciation. The Acquiring Fund seeks growth of capital. Each Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund. Each Fund has the same fundamental investment restrictions. Each Fund has some similar principal investment strategies, but there are some differences in the Funds’ principal investment strategies that you should consider.

•	Each Fund invests in common stocks. Under normal circumstances, the Acquired Fund invests primarily in a diversified portfolio of common stocks. In comparison, under normal circumstances, the Acquiring Fund invests at least 80% of its assets in common stocks (“80% Policy”). The 80% Policy is a non-fundamental policy that may be changed by the Board without shareholder approval upon 60 days’ prior notice to shareholders. In contrast, the Acquired Fund has not adopted a similar policy.
•	Each Fund invests in a broad range of market capitalizations. However, the Acquired Fund tends to focus on mid to large capitalization stocks while the Acquiring Fund tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2019, the market capitalization of companies included in the S&P 500 Index ranged from approximately $4.58 billion to $1.30 trillion. The market capitalization range of the S&P 500 Index changes over time.
•	Each Fund may invest in foreign securities. The Acquired Fund may invest up to 25% of its net assets in foreign issuers and non-dollar securities. While the Acquiring Fund is permitted to invest in foreign securities and non-dollar securities, the Acquiring Fund has not invested in foreign securities or non-dollar securities to a material extent during the past year.
•	With respect to each Fund, the sub-adviser uses fundamental analysis to identify securities to purchase. With respect to the Acquired Fund, the sub-adviser invests in common stocks that it believes exhibit long-term growth potential. In comparison, the sub-adviser chooses the Acquiring Fund’s investments using fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations.

The following comparisons summarize the principal investment strategies of each Fund.

	Hartford Growth Opportunities HLS Fund (Acquired Fund)	Hartford Disciplined Equity HLS Fund (Acquiring Fund)
Principal Investment Strategies	Under normal circumstances, the Acquired Fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes exhibit long-term growth potential. The Acquired Fund may invest in securities of companies of any market capitalization, but tends to focus on mid to large capitalization stocks. The Acquired Fund may invest up to 25% of its net assets in foreign issuers and non-dollar securities. The Acquired Fund may trade securities actively. Wellington Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase. Based on market or economic conditions, the Acquired Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.	Under normal circumstances, the Acquiring Fund invests at least 80% of its assets in common stocks. The Acquiring Fund invests in a diversified portfolio of common stocks of issuers located primarily in the United States. Wellington Management Company LLP (“Wellington Management”), the Acquiring Fund’s sub-adviser, chooses the Acquiring Fund’s investments using fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. The fundamental research emphasizes the sustainability of a business’s competitive advantages, revenue and margin drivers, and cash generation capacity. This research is aided by a proprietary screening tool that helps to identify companies with these characteristics. The Acquiring Fund’s portfolio seeks to be broadly diversified by industry and company. The Acquiring Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.
Additional Investment Strategies

Fundamental analysis of a company involves the qualitative and quantitative assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. As part of its fundamental analysis, Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington

As part of the fundamental research discussed in the summary section, Wellington Management also evaluates the following regarding a company: capital allocation discipline, off-financial statement factors, management track record, and analysis of products and competition. Wellington Management also considers secular (longer term) and cyclical growth prospects.

Hartford Growth Opportunities HLS Fund (Acquired Fund)	Hartford Disciplined Equity HLS Fund (Acquiring Fund)

Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

In pursuit of its principal investment strategy, the Acquired Fund may also use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Acquired Fund may invest include exchange and over-the-counter traded transactions. The Acquired Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), and restricted securities, including private placements.

Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools. As of December 31, 2019, the market capitalization of companies included in the S&P 500 Index ranged from approximately $4.58 billion to $1.30 trillion. The market capitalization range of the index changes over time.

In pursuit of its principal investment strategy, the Acquiring Fund may invest in securities of foreign issuers and non-dollar securities and may also use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Acquiring Fund may invest include exchange and over-the-countertraded transactions including, but not limited to, futures, options and similar derivative instruments or combinations thereof. The Acquiring Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), and restricted securities.

The Funds are subject to similar principal risks; however, the degree to which each Fund is subject to any particular investment risk will depend on the extent to which the Fund is invested in a particular security or types of securities that expose the Fund to such risk. Each Fund is subject to the following principal risks: Market Risk, Active Investment Management Risk, Equity Risk, Securities Lending Risk, and Large Shareholder Transaction Risk. The Acquired Fund is also subject to the following principal risks: Active Trading Risk, Growth Investing Style Risk, Mid-Cap Securities Risk, Foreign Investments Risk, Currency Risk, and Sector Risk. The descriptions of the principal risks are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Fees and Expenses

The fees and expenses of each Fund and estimated pro forma fees and expenses after giving effect to the Reorganizations of Hartford Global Growth HLS Fund and Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund (“Disciplined Equity Reorganizations”) are shown in the table below. The fees and expenses of each Fund are based on the fees and expenses of the Funds for the twelve months ended December 31, 2019; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the Disciplined Equity Reorganizations. Pro forma numbers are estimated in good faith and are hypothetical. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Hartford Growth Opportunities HLS Fund (Acquired Fund)			Hartford Disciplined Equity HLS Fund (Acquiring Fund)			Hartford Disciplined Equity HLS Fund (Acquiring Fund) Pro Forma(1)
Share Classes	IA	IB	IC	IA	IB	IC	IA	IB	IC
Management fees	0.61%	0.61%	0.61%	0.68%(2)	0.68%(2)	0.68%(2)	0.57%(3)	0.57%(3)	0.57%(3)
Distribution and/or service (12b-1) fees	None	0.25%	0.25%	None	0.25%	0.25%	None	0.25%	0.25%
Total other expenses	0.04%	0.04%	0.29%	0.05%	0.05%	0.30%(4)	0.04%	0.04%	0.29%(4)
Administrative services fee	None	None	0.25%	None	None	0.25%	None	None	0.25%
Other expenses	0.04%	0.04%	0.04%	0.05%	0.05%	0.05%	0.04%	0.04%	0.04%
Total annual fund operating expenses	0.65%	0.90%	1.15%	0.73%	0.98%	1.23%	0.61%	0.86%	1.11%
(1)	Reflects pro forma amounts following the Disciplined Equity Reorganizations.
(2)	“Management fees” have been restated to reflect current fees.
(3)	“Management fees” have been restated to reflect the new management fee that will be effective upon the closing of the Reorganization.
(4)	“Total other expenses” are based on estimated amounts for the current year.

Example

The examples below are intended to help you compare the cost of investing in the Funds and in the Acquiring Fund (after the Disciplined Equity Reorganizations) on a pro forma basis. The examples assume that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

The pro forma expense examples are estimated. The expense examples do not include the cost of the Disciplined Equity Reorganizations. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1			Year 3			Year 5			Year 10
Share Classes	IA	IB	IC	IA	IB	IC	IA	IB	IC	IA	IB	IC
Hartford Growth Opportunities HLS Fund (Acquired Fund)	$66	$92	$117	$208	$287	$365	$362	$498	$633	$810	$1,108	$1,398
Hartford Disciplined Equity HLS Fund (Acquiring Fund)	$75	$100	$125	$233	$312	$390	$406	$542	$676	$906	$1,201	$1,489
Hartford Disciplined Equity HLS Fund (Acquiring Fund) Pro Forma(1)	$62	$88	$113	$195	$274	$353	$340	$477	$612	$762	$1,061	$1,352
(1)	Reflects pro forma amounts following the Disciplined Equity Reorganizations.

Portfolio Turnover

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquired Fund was 66% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquiring Fund was 15% of the average value of its portfolio.

Performance of the Acquired Fund and the Acquiring Fund

The performance information below indicates the risks of investing in each Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com.

With respect to each Fund, the returns in the bar chart and table:

•	Assume reinvestment of all dividends and distributions
•	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included

With respect to each Fund, the bar chart:

•	Shows how the Fund’s total return has varied from year to year
•	Shows the returns of the Fund’s Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

The table following each Fund’s bar chart shows returns for the Fund over time compared to those of the Fund’s benchmark(s). The Acquired Fund’s Class IC shares commenced operations on April 30, 2014 and performance prior to that date reflects the Acquired Fund’s Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. As of the date of this Information Statement/Prospectus, Class IC shares of the Acquiring Fund have not commenced operations. Performance information for Class IC shares of the Acquiring Fund reflects the performance of the Acquiring Fund’s Class IA shares adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. Please see the section entitled “Performance Notes” for the benchmark descriptions.

The Acquired Fund

The year-to-date return for the Acquired Fund’s Class IA shares as of March 31, 2020 was -13.15%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	30.68%	13.76%	14.91%
Class IB	30.35%	13.48%	14.62%
Class IC	30.04%	13.20%	14.34%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	35.85%	14.23%	15.05%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	15.22%

The Acquiring Fund

The year-to-date return for the Acquiring Fund’s Class IA shares as of March 31, 2020 was -19.79%.

Average annual total returns for periods ending December 31, 2019
Share Classes	1 Year	5 Years	10 Years
Class IA	34.12%	12.61%	14.51%
Class IB	33.76%	12.33%	14.22%
Class IC	33.46%	12.05%	13.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

SYNOPSIS – COMPARISON OF Hartford MidCap Growth HLS Fund AND Hartford MidCap HLS Fund

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Fund is the same. Each Fund seeks long-term growth of capital. Each Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund. Each Fund has the same fundamental investment restrictions. Each Fund has some similar principal investment strategies, but there are some differences in the Funds’ principal investment strategies that you should consider.

•	Each Fund invests at least 80% of its assets in common stocks of mid-capitalization companies.
•	Each Fund may invest in foreign securities. The Acquired Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. While the Acquiring Fund is permitted to invest in foreign securities and non-dollar securities, the Acquiring Fund has not invested in foreign securities or non-dollar securities to a material extent during the past year.
•	With respect to each Fund, the sub-adviser uses fundamental analysis to identify securities to purchase. With respect to the Acquired Fund, the sub-adviser uses fundamental analysis to identify securities that it believes have superior growth potential. In comparison, the sub-adviser favors companies that it believes are high-quality with respect to the Acquiring Fund.

The following comparisons summarize the principal investment strategies of each Fund.

	Hartford MidCap Growth HLS Fund (Acquired Fund)	Hartford MidCap HLS Fund (Acquiring Fund)
Principal Investment Strategies

Under normal circumstances, the Acquired Fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The Acquired Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to identify securities that it believes have superior growth potential. Based on market or economic conditions, the Acquired Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Acquired Fund defines mid-capitalization companies as companies with a market capitalization within the collective range of the Russell Midcap Index and the S&P MidCap 400 Index. As of December 31, 2019, this range was approximately $824 million to $78.72 billion. The market capitalization range of these indices changes over time.

The Acquiring Fund seeks its investment objective by investing primarily in stocks selected by the sub-adviser, Wellington Management Company LLP (“Wellington Management”), on the basis of potential for capital appreciation. Under normal circumstances, the Acquiring Fund invests at least 80% of its assets in common stocks of mid-capitalization companies. Wellington Management favors companies that it believes are high-quality. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team. Based on market or economic conditions, the Acquiring Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Acquiring Fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2019, this range was approximately $824 million to $78.72 billion. The market capitalization range of these indices changes over time.

Additional Investment Strategies

Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools. In pursuit of its principal investment strategy, the Acquired Fund may use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Acquired Fund may invest include exchange and over-the-counter traded transactions including, but not limited to, futures, options and similar derivative instruments or combinations thereof. The Acquired Fund may invest in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Acquired Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), depositary receipts, and restricted securities.

Wellington Management uses a “bottom-up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. As part of its fundamental analysis, Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

In pursuit of its principal investment strategy, the Acquiring Fund may invest in securities of foreign issuers and non-dollar securities and may also use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Acquiring Fund may invest include exchange and over-the-counter traded transactions. The Acquiring Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), and restricted securities.

The Funds are subject to similar principal risks; however, the degree to which each Fund is subject to any particular investment risk will depend on the extent to which the Fund is invested in a particular security or types of securities that expose the Fund to such risk. Each Fund is subject to the following principal risks: Market Risk, Active Investment Management Risk, Equity Risk, Mid-Cap Securities Risk, Sector Risk, Securities Lending Risk, and Large Shareholder Transaction Risk. The Acquired Fund is also subject to the following principal risks: Growth Investing Style Risk, Foreign Investments Risk, and Currency Risk. The descriptions of the principal risks are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Fees and Expenses

The fees and expenses of each Fund and estimated pro forma fees and expenses after giving effect to the Reorganizations of Hartford MidCap Growth HLS Fund and Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund (“MidCap Reorganizations”) are shown in the table below. The fees and expenses of each Fund are based on the fees and expenses of the Funds for the twelve months ended December 31, 2019; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the MidCap Reorganizations. Pro forma numbers are estimated in good faith and are hypothetical. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Hartford MidCap Growth HLS Fund (Acquired Fund)		Hartford MidCap HLS Fund (Acquiring Fund)		Hartford MidCap HLS Fund (Acquiring Fund) Pro Forma(1)
Share Classes	IA	IB	IA	IB	IA	IB
Management fees	0.80%	0.80%	0.67%	0.67%	0.66%	0.66%
Distribution and/or service (12b-1) fees	None	0.25%	None	0.25%	None	0.25%
Other expenses	0.12%	0.12%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.92%	1.17%	0.70%	0.95%	0.69%	0.94%
(1)	Reflects pro forma amounts following the MidCap Reorganizations.

Example

The examples below are intended to help you compare the cost of investing in the Funds and in the Acquiring Fund (after the MidCap Reorganizations) on a pro forma basis. The examples assume that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

The pro forma expense examples are estimated. The expense examples do not include the cost of the MidCap Reorganizations. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1		Year 3		Year 5		Year 10
Share Classes	IA	IB	IA	IB	IA	IB	IA	IB
Hartford MidCap Growth HLS Fund (Acquired Fund)	$94	$119	$293	$372	$509	$644	$1,131	$1,420
Hartford MidCap HLS Fund (Acquiring Fund)	$72	$97	$224	$303	$390	$525	$871	$1,166
Hartford MidCap HLS Fund (Acquiring Fund) Pro Forma(1)	$70	$96	$221	$300	$384	$520	$859	$1,155
(1)	Reflects pro forma amounts following the MidCap Reorganizations.

Portfolio Turnover

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquired Fund was 47% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquiring Fund was 29% of the average value of its portfolio.

Performance of the Acquired Fund and the Acquiring Fund

The performance information below indicates the risks of investing in each Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com.

With respect to each Fund, the returns in the bar chart and table:

•	Assume reinvestment of all dividends and distributions
•	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included
•	For the Acquired Fund only, include the Acquired Fund’s performance when it had a different sub-adviser prior to June 4, 2012 and when it pursued different strategies prior to November 1, 2018

With respect to each Fund, the bar chart:

•	Shows how the Fund’s total return has varied from year to year
•	Shows the returns of the Fund’s Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

The table following each Fund’s bar chart shows returns for the Fund over time compared to those of the Fund’s benchmark. Please see the section entitled “Performance Notes” for the benchmark descriptions.

The Acquired Fund

The year-to-date return for the Acquired Fund’s Class IA shares as of March 31, 2020 was -22.89%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	39.79%	9.81%	12.78%
Class IB	39.56%	9.55%	12.51%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	35.47%	11.60%	14.24%

The Acquiring Fund

The year-to-date return for the Acquiring Fund’s Class IA shares as of March 31, 2020 was -24.21%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	32.87%	11.73%	13.92%
Class IB	32.49%	11.45%	13.63%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	26.20%	9.03%	12.72%

SYNOPSIS – COMPARISON OF Hartford MidCap Value HLS Fund AND Hartford MidCap HLS Fund

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Fund is similar. The Acquired Fund seeks long-term capital appreciation. The Acquiring Fund seeks long-term growth of capital. Each Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund. Each Fund has the same fundamental investment restrictions. Each Fund has some similar principal investment strategies, but there are some differences in the Funds’ principal investment strategies that you should consider.

•	Each Fund invests in common stocks of mid capitalization companies.

•	Each Fund may invest in foreign securities. The Acquired Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities. While the Acquiring Fund is permitted to invest in foreign securities and non-dollar securities, the Acquiring Fund has not invested in foreign securities or non-dollar securities to a material extent during the past year.

•	With respect to each Fund, the sub-adviser employs a different investment style. With respect to the Acquired Fund, the sub-adviser focuses on securities that it believes are undervalued in the marketplace. In comparison, the sub-adviser favors companies that it believes are high-quality with respect to the Acquiring Fund.

The following comparisons summarize the principal investment strategies of each Fund.

	Hartford MidCap Value HLS Fund (Acquired Fund)	Hartford MidCap HLS Fund (Acquiring Fund)
Principal Investment Strategies

Under normal circumstances, the Acquired Fund seeks to achieve its investment objective by investing at least 80% of its assets in mid-capitalization companies, focusing on securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes are undervalued in the marketplace. The Acquired Fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2019, this range was approximately $824 million to $78.72 billion. The market capitalization range of these indices changes over time. The Acquired Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities. Based on market or economic conditions, the Acquired Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Acquiring Fund seeks its investment objective by investing primarily in stocks selected by the sub-adviser, Wellington Management Company LLP (“Wellington Management”), on the basis of potential for capital appreciation. Under normal circumstances, the Acquiring Fund invests at least 80% of its assets in common stocks of mid-capitalization companies. Wellington Management favors companies that it believes are high-quality. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team. Based on market or economic conditions, the Acquiring Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market. The Acquiring Fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2019, this range was approximately $824 million to $78.72 billion. The market capitalization range of these indices changes over time.
Additional Investment Strategies

The Acquired Fund’s investment strategy employs a contrarian approach to stock selection. The approach uses extensive research to seek to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the Acquired Fund’s investment approach. A stock’s value is evaluated on three primary criteria: its issuer’s earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes: attractive valuation, a strong management team, and strong industry position. Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth

Wellington Management uses a “bottom-up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. As part of its fundamental analysis, Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

In pursuit of its principal investment strategy, the Acquiring Fund may invest in securities of foreign issuers and non-dollar

Hartford MidCap Value HLS Fund (Acquired Fund)	Hartford MidCap HLS Fund (Acquiring Fund)

 company analysis by sector coverage, in addiion to other resources and tools.

In pursuit of its principal investment strategy, the Acquired Fund may also use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Acquired Fund may invest include exchange and over-the-counter traded transactions. The Acquired Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), and restricted securities.

securities and may also use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Acquiring Fund may invest include exchange and over-the-counter traded transactions. The Acquiring Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), and restricted securities.

The Funds are subject to similar principal risks; however, the degree to which each Fund is subject to any particular investment risk will depend on the extent to which the Fund is invested in a particular security or types of securities that expose the Fund to such risk. Each Fund is subject to the following principal risks: Market Risk, Active Investment Management Risk, Equity Risk, Mid-Cap Securities Risk, Sector Risk, Securities Lending Risk, and Large Shareholder Transaction Risk. The Acquired Fund is also subject to the following principal risks: Value Investing Style Risk, Foreign Investments Risk, and Currency Risk. The descriptions of the principal risks are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Fees and Expenses

The fees and expenses of each Fund and estimated pro forma fees and expenses after giving effect to the Reorganizations of Hartford MidCap Growth HLS Fund and Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund (“MidCap Reorganizations”) are shown in the table below. The fees and expenses of each Fund are based on the fees and expenses of the Funds for the twelve months ended December 31, 2019; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the MidCap Reorganizations. Pro forma numbers are estimated in good faith and are hypothetical. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Hartford MidCap Value HLS Fund (Acquired Fund)		Hartford MidCap HLS Fund (Acquiring Fund)		Hartford MidCap HLS Fund (Acquiring Fund) Pro Forma(1)
Share Classes	IA	IB	IA	IB	IA	IB
Management fees	0.80%	0.80%	0.67%	0.67%	0.66%	0.66%
Distribution and/or service (12b-1) fees	None	0.25%	None	0.25%	None	0.25%
Other expenses	0.06%	0.06%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.86%	1.11%	0.70%	0.95%	0.69%	0.94%
(1)	Reflects pro forma amounts following the MidCap Reorganizations.

Example

The examples below are intended to help you compare the cost of investing in the Funds and in the Acquiring Fund (after the MidCap Reorganizations) on a pro forma basis. The examples assume that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

The pro forma expense examples are estimated. The expense examples do not include the cost of the MidCap Reorganizations. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1		Year 3		Year 5		Year 10
Share Classes	IA	IB	IA	IB	IA	IB	IA	IB
Hartford MidCap Value HLS Fund (Acquired Fund)	$88	$113	$274	$353	$477	$612	$1,061	$1,352

	Year 1		Year 3		Year 5		Year 10
Share Classes	IA	IB	IA	IB	IA	IB	IA	IB
Hartford MidCap HLS Fund (Acquiring Fund)	$72	$97	$224	$303	$390	$525	$871	$1,166
Hartford MidCap HLS Fund (Acquiring Fund) Pro Forma(1)	$70	$96	$221	$300	$384	$520	$859	$1,155
(1)	Reflects pro forma amounts following the MidCap Reorganizations.

Portfolio Turnover

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquired Fund was 51% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquiring Fund was 29% of the average value of its portfolio.

Performance of the Acquired Fund and the Acquiring Fund

The performance information below indicates the risks of investing in each Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com.

With respect to each Fund, the returns in the bar chart and table:

•	Assume reinvestment of all dividends and distributions
•	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included
•	For the Acquired Fund only, reflect fee waivers, if any. Absent any applicable waivers, performance would have been lower.

With respect to each Fund, the bar chart:

•	Shows how the Fund’s total return has varied from year to year
•	Shows the returns of the Fund’s Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

The table following each Fund’s bar chart shows returns for the Fund over time compared to those of the Fund’s benchmark(s). Please see the section entitled “Performance Notes” for the benchmark descriptions.

The Acquired Fund

The year-to-date return for the Acquired Fund’s Class IA shares as of March 31, 2020 was -31.46%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	31.20%	7.23%	11.40%
Class IB	30.88%	6.97%	11.12%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	27.06%	7.62%	12.41%

The Acquiring Fund

The year-to-date return for the Acquiring Fund’s Class IA shares as of March 31, 2020 was -24.21%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	32.87%	11.73%	13.92%
Class IB	32.49%	11.45%	13.63%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	26.20%	9.03%	12.72%

SYNOPSIS – COMPARISON OF Hartford Value HLS Fund AND Hartford Dividend and Growth HLS Fund

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Fund is similar. The Acquired Fund seeks long-term total return. The Acquiring Fund seeks a high level of current income consistent with growth of capital. Each Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund. Each Fund has the same fundamental investment restrictions. Each Fund has some similar principal investment strategies, but there are some differences in the Funds’ principal investment strategies that you should consider.

•	Each Fund invests at least 80% of its assets in equity securities. In addition, under normal market and economic conditions, at least 80% of the Acquiring Fund’s net assets are invested in dividend paying equity securities.
•	Each Fund generally invests in equity securities of companies with larger market capitalizations.
•	With respect to each Fund, the sub-adviser uses fundamental analysis to identify securities to purchase. With respect to the Acquired Fund, the sub-adviser uses fundamental analysis to seek to identify securities that provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. In comparison, as a key component of its fundamental analysis for the Acquiring Fund, the sub-adviser evaluates a company’s ability to sustain and potentially increase its dividend payments.
•	Each Fund may invest up to 20% of its net assets in the securities of foreign issuers and non-dollar securities.

The following comparisons summarize the principal investment strategies of each Fund.

	Hartford Value HLS Fund (Acquired Fund)	Hartford Dividend and Growth HLS Fund (Acquiring Fund)
Principal Investment Strategies

Under normal circumstances, the Acquired Fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The Acquired Fund tends to focus on equity securities of companies with large market capitalizations. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to seek to identify securities that provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Acquired Fund may invest up to 20% of its net assets in the securities of foreign issuers and non-dollar securities. Based on market or economic conditions, the Acquired Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Acquiring Fund invests primarily in a portfolio of equity securities that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). The Acquiring Fund’s portfolio seeks to be broadly diversified by company and industry. Under normal market and economic conditions, at least 80% of the Acquiring Fund’s net assets are invested in dividend paying equity securities. The Acquiring Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The Acquiring Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities.

Hartford Value HLS Fund (Acquired Fund)	Hartford Dividend and Growth HLS Fund (Acquiring Fund)

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Acquiring Fund. As a key component of its fundamental analysis, Wellington Management evaluates a company’s ability to sustain and potentially increase its dividend payments. Wellington Management also evaluates a company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value, including certain environmental, social and/or governance (ESG) factors.

Additional Investment Strategies

The Acquired Fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings. As part of its fundamental analysis, Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

In pursuit of its principal investment strategy, the Acquired Fund may use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The Acquired Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), and restricted securities.

Wellington Management also favors securities that appear to be undervalued in the marketplace. With respect to the ESG considerations discussed in the summary section, the portfolio management team uses research conducted by Wellington Management’s ESG team, in addition to their own analyses. Wellington Management’s ESG team conducts independent research and provides a proprietary ESG score for certain companies. The ESG score is one of many factors the portfolio management team will consider as part of its investment process. As a result, certain companies in which the Acquiring Fund invests may not be considered an ESG company or have a high ESG rating. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

As of December 31, 2019, the market capitalization of companies included in the S&P 500 Index ranged from approximately $4.58 billion to $1.30 trillion. The market capitalization range of the index changes over time.

In pursuit of its principal investment strategy, the Acquiring Fund may also use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Acquiring Fund may invest include exchange and over-the-counter traded transactions. The Acquiring Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, real estate investment trusts (REITs), and restricted securities.

The Funds are subject to similar principal risks; however, the degree to which each Fund is subject to any particular investment risk will depend on the extent to which the Fund is invested in a particular security or types of securities that expose the Fund to such risk. Each Fund is subject to the following principal risks: Market Risk, Active Investment Management Risk, Equity Risk, Foreign Investments Risk, Currency Risk, Securities Lending Risk, and Large Shareholder Transaction Risk. The following principal risks are unique to an investment in the Acquired Fund: Value Investing Style Risk and Sector Risk. The following principal risk is unique to an investment in the Acquiring Fund: Dividend Risk. The descriptions of the principal risks of investing in each Fund are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Fees and Expenses

The fees and expenses of each Fund and estimated pro forma fees and expenses after giving effect to the Reorganization are shown in the table below. The fees and expenses of each Fund are based on the fees and expenses of the Funds for the twelve months ended December 31, 2019; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the Reorganization. Pro forma numbers are estimated in good faith and are hypothetical. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Hartford Value HLS Fund (Acquired Fund)		Hartford Dividend and Growth HLS Fund (Acquiring Fund)		Hartford Dividend and Growth HLS Fund (Acquiring Fund) Pro Forma(1)
Share Classes	IA	IB	IA	IB	IA	IB
Management fees	0.67%	0.67%	0.65%	0.65%	0.63%(2)	0.63%(2)
Distribution and/or service (12b-1) fees	None	0.25%	None	0.25%	None	0.25%
Other expenses	0.05%	0.05%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.72%	0.97%	0.68%	0.93%	0.66%	0.91%
(1)	Reflects pro forma amounts following the Reorganization.
(2)	“Management fees” have been restated to reflect the new management fee that will be effective upon the closing of the Reorganization.

Example

The examples below are intended to help you compare the cost of investing in the Funds and in the Acquiring Fund (after the Reorganization) on a pro forma basis. The examples assume that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

The pro forma expense examples are estimated. The expense examples do not include the cost of the Reorganization. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1		Year 3		Year 5		Year 10
Share Classes	IA	IB	IA	IB	IA	IB	IA	IB
Hartford Value HLS Fund (Acquired Fund)	$74	$99	$230	$309	$401	$536	$894	$1,190
Hartford Dividend and Growth HLS Fund (Acquiring Fund)	$69	$95	$218	$296	$379	$515	$847	$1,143
Hartford Dividend and Growth HLS Fund (Acquiring Fund) Pro Forma(1)	$67	$93	$211	$290	$368	$504	$822	$1,120
(1)	Reflects pro forma amounts following the Reorganization.

Portfolio Turnover

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquired Fund was 43% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquiring Fund was 19% of the average value of its portfolio.

Performance of the Acquired Fund and the Acquiring Fund

The performance information below indicates the risks of investing in each Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com.

With respect to each Fund, the returns in the bar chart and table:

•	Assume reinvestment of all dividends and distributions
•	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included

With respect to each Fund, the bar chart:

•	Shows how the Fund’s total return has varied from year to year
•	Shows the returns of the Fund’s Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

The table following each Fund’s bar chart shows returns for the Fund over time compared to those of the Fund’s benchmark(s). Please see the section entitled “Performance Notes” for the benchmark descriptions.

The Acquired Fund

The year-to-date return for the Acquired Fund’s Class IA shares as of March 31, 2020 was -25.77%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	27.71%	7.85%	10.92%
Class IB	27.46%	7.57%	10.65%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	11.80%

The Acquiring Fund

The year-to-date return for the Acquiring Fund’s Class IA shares as of March 31, 2020 was -22.87%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	28.60%	10.35%	12.26%
Class IB	28.30%	10.08%	11.98%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	11.80%

SYNOPSIS – COMPARISON OF Hartford High Yield HLS Fund AND Hartford Total Return Bond HLS Fund

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Fund is similar. The Acquired Fund seeks to provide high current income, and long-term total return. The Acquiring Fund seeks a competitive total return, with income as a secondary objective. Each Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund. Each Fund has the same fundamental investment restrictions. Each Fund has some similar principal investment strategies, but there are some differences in the Funds’ principal investment strategies that you should consider.

•	Each Fund invests in fixed income securities. However, the credit quality of the fixed income securities differs between the Funds. The Acquired Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as “junk bonds”). In comparison, the Acquiring Fund may invest up to 20% of its net assets in non-investment grade debt securities (also referred to as “junk bonds”).

•	The Acquiring Fund generally invests in a broader range of fixed income securities. Bonds in which the Acquiring Fund invests include: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities, including collateralized loan obligations; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. Although permitted to invest in a broad range of non-investment grade debt securities, the Acquired Fund has historically invested primarily in corporate bonds.

•	Each Fund may invest in foreign securities. The Acquired Fund may invest up to 30% of its net assets in securities of foreign issuers, including from emerging markets, and up to 10% of its net assets in non-dollar securities. In comparison, the Acquiring Fund may invest up to 40% of its net assets in debt securities of foreign issuers, including from emerging markets, and up to 20% of its net assets in non-dollar securities.

•	Each Fund may use derivative instruments. The Acquired Fund may use derivatives, including futures and options, swap transactions, forwards and foreign currency transactions to manage risk, to replicate securities the Acquired Fund could buy that are not currently available in the market, to manage liquidity, or for other investment purposes. The Acquiring Fund may use derivatives to manage portfolio risk or for other investment purposes. The derivatives in which the Acquiring Fund may invest include, but are not limited to, futures and options contracts, swap agreements and forward foreign currency contracts.

The following comparisons summarize the principal investment strategies of each Fund.

	Hartford High Yield HLS Fund (Acquired Fund)	Hartford Total Return Bond HLS Fund (Acquiring Fund)
Principal Investment Strategies

The Acquired Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as “junk bonds”). In seeking to achieve the Acquired Fund’s investment objective, the sub-adviser, Wellington Management Company LLP (“Wellington Management”), invests in specific issuers and securities that it considers to be attractive for providing current income as well as total return. The Acquired Fund may invest up to 30% of its net assets in securities of foreign issuers, including from emerging markets, and up to 10% of its net assets in non-dollar securities. The Acquired Fund may invest in bonds of any maturity or duration. The Acquired Fund may make use of derivative investments, including futures and options, swap transactions, forwards and foreign currency transactions to manage risk, to replicate securities the Acquired Fund could buy that are not currently available in the market, to manage liquidity, or for other investment purposes. The Acquired Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

As part of the portfolio construction process, Wellington Management combines its top-down strategy with its bottom-up fundamental research. As part of this process, Wellington Management focuses on risk management, including considering certain environmental, social and/or governance (ESG) factors; analysis of the business cycle; and sector and quality positioning.

Under normal circumstances, the Acquiring Fund invests at least 80% of its assets in bonds that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a total return perspective along with current income. The Acquiring Fund may invest up to 20% of its net assets in securities rated below investment grade (also known as “junk bonds”). Bonds in which the Acquiring Fund invests include: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities, including collateralized loan obligations; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The Acquiring Fund may use derivatives to manage portfolio risk or for other investment purposes. The derivatives in which the Acquiring Fund may invest include, but are not limited to, futures and options contracts, swap agreements and forward foreign currency contracts. Additionally, the Acquiring Fund may invest up to 40% of its net assets in debt securities of foreign issuers, including from emerging markets, and up to 20% of its net assets in non-dollar securities. The Acquiring

	Hartford High Yield HLS Fund (Acquired Fund)	Hartford Total Return Bond HLS Fund (Acquiring Fund)

Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market. The Acquiring Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

The Acquiring Fund may trade securities actively. Although the Acquiring Fund may invest in securities and other instruments of any maturity or duration, the Acquiring Fund normally invests in debt securities with a maturity of at least one year. There is no limit on the average maturity of the Acquiring Fund’s portfolio.

The investment team is organized with generalist portfolio managers leading sector, rates and risk positioning decisions. The portfolio managers may allocate a portion of the Acquiring Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.

Additional Investment Strategies

The Acquired Fund may invest up to 15% of its net assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities. The Acquired Fund may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. In pursuit of its principal investment strategy, the Acquired Fund may also invest in other investment companies (including exchange traded funds (ETFs)) and exchange traded notes. The Acquired Fund may invest in bonds of any maturity or duration.

The sub-adviser, Wellington Management, combines top-down strategy with bottom-up fundamental research and comprehensive risk management within the portfolio construction process. Bottom-up, internally generated, fundamental research is combined with top down/sector themes which includes an analysis of the business cycle, together with sector and quality positioning. An important component of the portfolio construction process aims to build portfolios that are well diversified by industry but also take advantage of favorable secular or cyclical industry trends. Business cycle analysis is important in determining the overall risk posture of the Acquired Fund. Risk control is emphasized throughout the investment process through strong credit research, portfolio diversification, and sophisticated analytics, including consideration of certain ESG factors. With respect to the consideration of certain ESG factors, the portfolio management team uses research conducted by Wellington Management’s ESG team, in addition to their own analyses. Wellington Management’s ESG team conducts independent research and provides a proprietary ESG score for certain companies. The ESG score is one of many factors the portfolio management team will consider as part of its investment process. As a result, certain companies in which the Acquired Fund invests may not be considered an ESG company or have a high ESG rating.

The Acquiring Fund may also invest up to 15% of its net assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities. The Acquiring Fund may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. While the Acquiring Fund will not make direct purchases of common stock, from time to time the Acquiring Fund will hold positions in common stock as a result of certain events, such as among other things the exercise of conversion rights or warrants, as well as restructurings or bankruptcy plans of reorganization with respect to an issuer’s securities held by the Acquiring Fund. In pursuit of its principal investment strategy, the Acquiring Fund also may (1)engage in short-selling of TBA investments; (2) use dollar rolls; (3) enter into bond forwards; (4) invest in other investment companies (including exchange traded funds (ETFs)); (5) invest in exchange traded notes; and (6) invest in credit risk transfer securities.

The sub-adviser, Wellington Management, emphasizes identification of structural and cyclical themes that may unfold over the intermediate to long term complemented by shorter-term opportunistic themes created by market dislocations. Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment.

The Funds are subject to similar principal risks; however, the degree to which each Fund is subject to any particular investment risk will depend on the extent to which the Fund is invested in a particular security or types of securities that expose the Fund to such risk. Each Fund is subject to the following principal risks: Market Risk, Active Investment Management Risk, Call Risk, Credit Risk, Derivatives Risk, Leverage Risk, Futures and Options Risks, Forward Currency Contracts Risk, Swaps Risk, Event Risk, Foreign Investments Risk, Emerging Markets Risk, High Yield Investments Risk, Interest Rate Risk, Liquidity Risk, Restricted Securities Risk, and Large Shareholder Transaction Risk. The following principal risk is unique to an investment in the Acquired Fund: Volatility Risk. The following principal risks are unique to an investment in the Acquiring Fund: Active Trading Risk, Currency Risk, Mortgage-Related

and Asset-Backed Securities Risk, Collateralized Loan Obligations Risk, To Be Announced (TBA) Transactions Risk, Securities Lending Risk and U.S. Government Securities Risk. The descriptions of the principal risks of investing in each Fund are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Fees and Expenses

The fees and expenses of each Fund and estimated pro forma fees and expenses after giving effect to the Reorganization are shown in the table below. The fees and expenses of each Fund are based on the fees and expenses of the Funds for the twelve months ended December 31, 2019; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the Reorganization. Pro forma numbers are estimated in good faith and are hypothetical. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Hartford High Yield HLS Fund (Acquired Fund)		Hartford Total Return Bond HLS Fund (Acquiring Fund)		Hartford Total Return Bond HLS Fund (Acquiring Fund) Pro Forma(1)
Share Classes	IA	IB	IA	IB	IA	IB
Management fees	0.70%	0.70%	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (12b-1) fees	None	0.25%	None	0.25%	None	0.25%
Other expenses	0.07%	0.07%	0.04%	0.04%	0.04%	0.04%
Acquired fund fees and expenses	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses	0.78%(2)	1.03%(2)	0.51%	0.76%	0.51%	0.76%
(1)	Reflects pro forma amounts following the Reorganization.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Acquired Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Acquired Fund and does not include acquired fund fees and expenses.

Example

The examples below are intended to help you compare the cost of investing in the Funds and in the Acquiring Fund (after the Reorganization) on a pro forma basis. The examples assume that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

The pro forma expense examples are estimated. The expense examples do not include the cost of the Reorganization. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1		Year 3		Year 5		Year 10
Share Classes	IA	IB	IA	IB	IA	IB	IA	IB
Hartford High Yield HLS Fund (Acquired Fund)	$80	$105	$249	$328	$433	$569	$966	$1,259
Hartford Total Return Bond HLS Fund (Acquiring Fund)	$52	$78	$164	$243	$285	$422	$640	$942
Hartford Total Return Bond HLS Fund (Acquiring Fund) Pro Forma(1)	$52	$78	$164	$243	$285	$422	$640	$942
(1)	Reflects pro forma amounts following the Reorganization.

Portfolio Turnover

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquired Fund was 41% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquiring Fund was 61% of the average value of its portfolio.

Performance of the Acquired Fund and the Acquiring Fund

The performance information below indicates the risks of investing in each Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com.

With respect to each Fund, the returns in the bar chart and table:

•	Assume reinvestment of all dividends and distributions
•	Include the Fund’s performance when the Fund had a different sub-adviser prior to March 5, 2012
•	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included

With respect to each Fund, the bar chart:

•	Shows how the Fund’s total return has varied from year to year
•	Shows the returns of the Fund’s Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

The table following each Fund’s bar chart shows returns for the Fund over time compared to those of the Fund’s benchmark. Please see the section entitled “Performance Notes” for the benchmark descriptions.

The Acquired Fund

The year-to-date return for the Acquired Fund’s Class IA shares as of March 31, 2020 was -13.31%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	15.06%	5.50%	7.09%
Class IB	14.73%	5.23%	6.82%
Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	14.32%	6.13%	7.57%

The Acquiring Fund

The year-to-date return for the Acquiring Fund’s Class IA shares as of March 31, 2020 was -1.05%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	10.65%	3.70%	4.47%
Class IB	10.32%	3.44%	4.21%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%

SYNOPSIS – COMPARISON OF Hartford U.S. Government Securities HLS Fund AND Hartford ULTRASHORT Bond HLS Fund

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Fund is similar. The Acquired Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. The Acquiring Fund seeks total return and income consistent with preserving capital and maintaining liquidity. Each Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund. Each Fund has the same fundamental investment restrictions. Each Fund has some similar principal investment strategies, but there are some differences in the Funds’ principal investment strategies that you should consider.

•	Each Fund invests in fixed income securities. However, the Acquiring Fund generally invests in a broader range of fixed income securities. Fixed income securities in which the Acquiring Fund may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives. In comparison, the Acquired Fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities issued by U.S. Government agencies or instrumentalities. In addition, the Acquired Fund may also invest up to 20% of its net assets in securities issued or guaranteed by the governments of, or agencies or instrumentalities of the governments of, Canada, France, Germany, Italy, Japan, or the United Kingdom, provided that if such securities are denominated in currencies other than the U.S. dollar the currency exposure is hedged back to U.S. dollars.

•	Each Fund maintains a different dollar weighted average duration. The Acquired Fund normally will maintain a dollar weighted average duration of between 1 and 7 years. In comparison, the Acquiring Fund normally will maintain a dollar weighted average duration of less than 1.5 years.

•	Each Fund may use derivatives. The Acquired Fund may use derivatives, including futures contracts and options, to manage portfolio risk or for other investment purposes. In contrast, the Acquiring Fund may use derivatives, such as Treasury futures and interest rate swaps, in order to manage the Acquiring Fund’s interest rate risk (including the Acquiring Fund’s duration).

The following comparisons summarize the principal investment strategies of each Fund.

	Hartford U.S. Government Securities HLS Fund (Acquired Fund)	Hartford Ultrashort Bond HLS Fund (Acquiring Fund)
Principal Investment Strategies

The Acquired Fund seeks its investment objective by investing in securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a total return perspective while providing current income. The Acquired Fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Acquired Fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies or instrumentalities. The Acquired Fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies or instrumentalities, including the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Acquired Fund may also purchase these securities on a “to be announced” basis. The Acquired Fund may also invest up to 20% of its net assets in

The Acquiring Fund seeks to achieve its investment objective by investing in securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive giving consideration to both yield and total return. Under normal circumstances, the Acquiring Fund invests at least 80% of its assets in fixed income securities. The Acquiring Fund normally invests in “investment grade” securities.

Fixed income securities in which the Acquiring Fund may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign

	Hartford U.S. Government Securities HLS Fund (Acquired Fund)	Hartford Ultrashort Bond HLS Fund (Acquiring Fund)
securities issued or guaranteed by the governments of, or agencies or instrumentalities of the governments of, Canada, France, Germany, Italy, Japan, or the United Kingdom, provided that if such securities are denominated in currencies other than the U.S. dollar the currency exposure is hedged back to U.S. dollars. The Acquired Fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities. The Acquired Fund may also use derivatives, including futures contracts and options, to manage portfolio risk or for other investment purposes. The Acquired Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. The Acquired Fund may trade securities actively and may invest in debt securities of any maturity or duration. The Acquired Fund normally will maintain a dollar weighted average duration of between 1 and 7 years.

issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.

In order to manage the Acquiring Fund’s interest rate risk (including the Acquiring Fund’s duration), the Acquiring Fund may use derivatives such as Treasury futures and interest rate swaps. The Acquiring Fund normally will maintain a dollar weighted average duration of less than 1.5 years. Individual securities will generally have an effective duration of less than 5 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Acquiring Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives, including interest rate swaps and futures contracts that may be used to manage the Acquiring Fund’s interest rate risk. The Acquiring Fund may also use repurchase agreements to achieve its investment objective. The Acquiring Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

Additional Investment Strategies	In pursuit of its principal investment strategy, the Acquired Fund may engage in short-selling of “to-be-announced” investments; enter into bond forwards; use swaps; and use reverse repurchase transactions. The Acquired Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes and restricted securities.

Wellington Management uses proprietary research to conduct value-driven sector rotation and intensive credit and structure analyses and also utilizes interest rate management within the portfolio construction process. Wellington Management seeks to add value from top-down sector rotation decisions, bottom-up security selection within sectors, and interest rate management. Wellington Management may consider certain environmental, social and/or governance (ESG) factors during its assessment.

In pursuit of its principal investment strategy, the Acquiring Fund may enter into bond forwards and use reverse repurchase agreements. The Acquiring Fund may also invest in other investment companies (including exchange traded funds (ETFs)), and exchange traded notes.

The Funds are subject to similar principal risks; however, the degree to which each Fund is subject to any particular investment risk will depend on the extent to which the Fund is invested in a particular security or types of securities that expose the Fund to such risk. Each Fund is subject to the following principal risks: Market Risk, Active Investment Management Risk, Credit Risk, Derivatives Risk, Leverage Risk, Futures and Options Risks, Interest Rate Risk, Mortgage-Related and Asset-Backed Securities Risk, Restricted Securities Risk, U.S. Government Securities Risk, Securities Lending Risk, and Large Shareholder Transaction Risk. The following principal risks are unique to an investment in the Acquired Fund: Active Trading Risk, To Be Announced (TBA) Transactions Risk, and Sovereign Debt Risk. The following principal risks are unique to an investment in the Acquiring Fund: Call Risk, Swaps Risk, Liquidity Risk, Repurchase Agreements Risk and Zero Coupon Securities Risk. The descriptions of the principal risks of investing in each Fund are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Fees and Expenses

The fees and expenses of each Fund and estimated pro forma fees and expenses after giving effect to the Reorganization are shown in the table below. The fees and expenses of each Fund are based on the fees and expenses of the Funds for the twelve months ended December 31, 2019; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the Reorganization. Pro forma numbers are estimated in good faith and are hypothetical. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Hartford U.S. Government Securities HLS Fund (Acquired Fund)		Hartford Ultrashort Bond HLS Fund (Acquiring Fund)		Hartford Ultrashort Bond HLS Fund (Acquiring Fund) Pro Forma(1)
Share Classes	IA	IB	IA	IB	IA	IB
Management fees	0.45%	0.45%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	None	0.25%	None	0.25%	None	0.25%
Other expenses	0.06%	0.06%	0.05%	0.05%	0.05%	0.05%
Acquired fund fees and expenses	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses	0.52%(2)	0.77%(2)	0.45%	0.70%	0.45%	0.70%
(1)	Reflects pro forma amounts following the Reorganization.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Acquired Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Acquired Fund and does not include acquired fund fees and expenses.

Example

The examples below are intended to help you compare the cost of investing in the Funds and in the Acquiring Fund (after the Reorganization) on a pro forma basis. The examples assume that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

The pro forma expense examples are estimated. The expense examples do not include the cost of the Reorganization. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1		Year 3		Year 5		Year 10
Share Classes	IA	IB	IA	IB	IA	IB	IA	IB
Hartford U.S. Government Securities HLS Fund (Acquired Fund)	$53	$79	$167	$246	$291	$428	$653	$954
Hartford Ultrashort Bond HLS Fund (Acquiring Fund)	$46	$72	$144	$224	$252	$390	$567	$871
Hartford Ultrashort Bond HLS Fund (Acquiring Fund) Pro Forma(1)	$46	$72	$144	$224	$252	$390	$567	$871
(1)	Reflects pro forma amounts following the Reorganization.

Portfolio Turnover

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquired Fund was 44% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2019, the portfolio turnover rate for the Acquiring Fund was 70% of the average value of its portfolio.

Performance of the Acquired Fund and the Acquiring Fund

The performance information below indicates the risks of investing in each Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. Performance information for when the Acquiring Fund operated as a money market fund prior to October 21, 2013 is not shown and is available upon request by calling 1-888-843-7824.

With respect to each Fund, the returns in the bar chart and table:

•	Assume reinvestment of all dividends and distributions
•	For the Acquired Fund only, include the Acquired Fund’s performance when it had a different sub-adviser prior to March 5, 2012
•	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included

With respect to each Fund, the bar chart:

•	Shows how the Fund’s total return has varied from year to year

•	Shows the returns of the Fund’s Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

The table following each Fund’s bar chart shows returns for the Fund over time compared to those of the Fund’s benchmark. Please see the section entitled “Performance Notes” for the benchmark descriptions.

The Acquired Fund

The year-to-date return for the Acquired Fund’s Class IA shares as of March 31, 2020 was 3.59%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	10 Years
Class IA	5.22%	2.09%	2.38%
Class IB	4.93%	1.83%	2.12%
Bloomberg Barclays U.S. Intermediate Government Index (reflects no deduction for fees, expenses or taxes)	5.20%	1.99%	2.38%

The Acquiring Fund

The year-to-date return for the Acquiring Fund’s Class IA shares as of March 31, 2020 was -0.29%.

Average annual total returns for periods ending December 31, 2019

Share Classes	1 Year	5 Years	Since October 21, 2013
Class IA	2.81%	1.29%	1.06%
Class IB	2.54%	1.03%	0.80%
Bloomberg Barclays Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes)	2.88%	1.29%	1.07%

Performance Notes

Prior to January 1, 2013, each Fund was managed by HL Investment Advisors, LLC, an affiliate of HFMC.

Hartford MidCap Growth HLS Fund: Performance information prior to June 4, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of June 4, 2012, HIMCO no longer serves as the sub-adviser to the Fund. Performance information includes the Fund’s performance when it invested, prior to February 1, 2010, at least 80% of its assets in common stocks of mid-capitalization companies. Performance information includes the Fund’s performance when it invested, prior to November 1, 2018, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies.

Hartford High Yield HLS Fund, Hartford Total Return Bond HLS Fund and Hartford U.S. Government Securities HLS Fund: Performance information prior to March 5, 2012 represents performance of the Fund’s previous sub-adviser, HIMCO. As of March 5, 2012, HIMCO no longer serves as the sub-adviser to the Fund.

Indices:

The indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Bloomberg Barclays U.S. Aggregate Bond Index is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

The Bloomberg Barclays U.S. Intermediate Government Index is an unmanaged index of government bonds with maturities of between one and ten years.

The Bloomberg Barclays Short Treasury 9-12 Month Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

The MSCI World Growth Index is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed markets.

The Russell Midcap Growth Index is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Value Index is designed to measure the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000 Growth Index is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Russell 1000 Growth Index is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

The Russell 1000 Value Index is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

The S&P 500 Index is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

The S&P MidCap 400 Index is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

COMPARISON OF THE PRINCIPAL RISKS

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that a Fund will achieve its investment objective. Each Fund is subject to certain operational risks and other risks inherent in maintaining an investment in a mutual fund. The tables below compare the principal risks of each Fund’s principal investment strategy. The first table sets forth the Reorganizations involving the equity funds, and the second table sets forth the Reorganizations involving the fixed income funds. The descriptions of the risks are below the tables.

	Reorganizations into Hartford Disciplined Equity HLS Fund			Reorganizations into Hartford MidCap HLS Fund			Reorganization into Hartford Dividend and Growth HLS Fund
Principal Risks	Acquired Fund (Hartford Global Growth HLS Fund)	Acquired Fund (Hartford Growth Opportunities HLS Fund)	Acquiring Fund (Hartford Disciplined Equity HLS Fund)	Acquired Fund (Hartford MidCap Growth HLS Fund)	Acquired Fund (Hartford MidCap Value HLS Fund)	Acquiring Fund (Hartford MidCap HLS Fund)	Acquired Fund (Hartford Value HLS Fund)	Acquiring Fund (Hartford Dividend and Growth HLS Fund)
Active Investment Management Risk	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Active Trading Risk	No	Yes	No	No	No	No	No	No
Asset Allocation Risk	Yes	No	No	No	No	No	No	No
Equity Risk	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Dividend Risk	No	No	No	No	No	No	No	Yes
Growth Investing Style Risk	Yes	Yes	No	Yes	No	No	No	No
Mid-Cap Securities Risk	Yes	Yes	No	Yes	Yes	Yes	No	No
Value Investing Style Risk	No	No	No	No	Yes	No	Yes	No
Foreign Investments Risk	Yes	Yes	No	Yes	Yes	No	Yes	Yes
Emerging Markets Risk	Yes	No	No	No	No	No	No	No
Currency Risk	Yes	Yes	No	Yes	Yes	No	Yes	Yes
Large Shareholder Transaction Risk	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Market Risk	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Sector Risk	Yes	Yes	No	Yes	Yes	Yes	Yes	No
Securities Lending Risk	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes

	Reorganization into Hartford Total Return Bond HLS Fund		Reorganization into Hartford Ultrashort Bond HLS Fund
Principal Risks	Acquired Fund (Hartford High Yield HLS Fund)	Acquiring Fund (Hartford Total Return Bond HLS Fund)	Acquired Fund (Hartford U.S. Government Securities HLS Fund)	Acquiring Fund (Hartford Ultrashort Bond HLS Fund)
Active Investment Management Risk	Yes	Yes	Yes	Yes
Active Trading Risk	No	Yes	Yes	No
Call Risk	Yes	Yes	No	Yes

	Reorganization into Hartford Total Return Bond HLS Fund		Reorganization into Hartford Ultrashort Bond HLS Fund
Principal Risks	Acquired Fund (Hartford High Yield HLS Fund)	Acquiring Fund (Hartford Total Return Bond HLS Fund)	Acquired Fund (Hartford U.S. Government Securities HLS Fund)	Acquiring Fund (Hartford Ultrashort Bond HLS Fund)
Credit Risk	Yes	Yes	Yes	Yes
Derivatives Risk	Yes	Yes	Yes	Yes
Leverage Risk	Yes	Yes	Yes	Yes
Futures and Options Risks	Yes	Yes	Yes	Yes
Forward Currency Contracts Risk	Yes	Yes	No	No
Swaps Risk	Yes	Yes	No	Yes
Event Risk	Yes	Yes	No	No
Foreign Investments Risk	Yes	Yes	No	No
Currency Risk	No	Yes	No	No
Emerging Markets Risk	Yes	Yes	No	No
High Yield Investments Risk	Yes	Yes	No	No
Interest Rate Risk	Yes	Yes	Yes	Yes
Large Shareholder Transaction Risk	Yes	Yes	Yes	Yes
Liquidity Risk	Yes	Yes	No	Yes
Market Risk	Yes	Yes	Yes	Yes
Mortgage-Related and Asset-Backed Securities Risk	No	Yes	Yes	Yes
Collateralized Loan Obligations Risk	No	Yes	No	No
To Be Announced (TBA) Transactions Risk	No	Yes	Yes	No
Repurchase Agreements Risk	No	No	No	Yes
Restricted Securities Risk	Yes	Yes	Yes	Yes
Securities Lending Risk	No	Yes	Yes	Yes
Sovereign Debt Risk	No	No	Yes	No
U.S. Government Securities Risk	No	Yes	Yes	Yes
Volatility Risk	Yes	No	No	No
Zero Coupon Securities Risk	No	No	No	Yes

Active Investment Management Risk − The risk that, if the sub-adviser’s investment strategy does not perform as expected, a Fund could underperform its peers or lose money.

Active Trading Risk − Active trading could increase a Fund’s transaction costs (thus adversely affecting performance).

Asset Allocation Risk − The risk that if a Fund’s strategy for allocating assets among different portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of a Fund.

Call Risk − Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce a Fund’s income if the proceeds are reinvested at lower interest rates.

Collateralized Loan Obligations Risk − Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Credit Risk − Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Currency Risk − The risk that the value of a Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When a Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Derivatives Risk − Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Successful use of derivative instruments by a Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Dividend Risk − Income provided by a Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. At times, the performance of dividend-paying companies may lag the performance of other companies or the broader market as a whole. In addition, the dividend payments of the companies in which a Fund invests may vary over time, and there is no guarantee that a company will pay a dividend at all.

Emerging Markets Risk − The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Equity Risk − The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.

Event Risk − Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Foreign Investments Risk − Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of a Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect a Fund’s foreign investments. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Forward Currency Contracts Risk − A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow a Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. A Fund could also lose money when the contract is settled.

Futures and Options Risks − Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as a Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Growth Investing Style Risk − If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

High Yield Investments Risk − High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make a Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Interest Rate Risk − The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in a Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that a Fund’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. remain near historic lows. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Large Shareholder Transaction Risk − A Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause a Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs.

Leverage Risk − Certain transactions, such as the use of derivatives, may give rise to leverage. Leverage can increase market exposure, increase volatility in a Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Liquidity Risk − The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for a Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect a Fund’s performance.

Market Risk − Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Mid-Cap Securities Risk − The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Mortgage-Related and Asset-Backed Securities Risk − Mortgage-related and asset-backed securities represent interests in “pools” of assets. These securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). The value of these securities will be influenced by factors affecting the assets underlying such securities. If a Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. During periods of difficult or frozen credit markets, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Repurchase Agreements Risk − Repurchase agreements involve the purchase of securities held by a Fund with an agreement to resell the securities at an agreed-upon price, date and interest payment. Repurchase transactions are subject to credit risk and the risk that the counterparty will not fulfill its obligations under the agreement. In addition, repurchase agreements carry the risk that the market value of the securities purchased may increase above the resell value, which means a Fund would be required to sell the securities back at a price below what they are worth.

Restricted Securities Risk − Restricted securities are subject to the risk that they may be difficult to sell at the time and price a Fund prefers.

Securities Lending Risk − A Fund may engage in securities lending. A Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Sector Risk −To the extent a Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform.

Sovereign Debt Risk − Non-U.S. sovereign and quasi-sovereign debt are subject to the risk that the issuer or government authority that controls the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or economic region, levels of foreign debt or foreign currency exchange rates.

Swaps Risk − A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

To Be Announced (TBA) Transactions Risk − TBA investments include when-issued and delayed delivery securities and forward commitments. TBA transactions involve the risk that the security a Fund buys will lose value prior to its delivery. A Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. A Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If a Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises.

U.S. Government Securities Risk − Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.

Value Investing Style Risk − Using a value investing style to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. Also, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, a Fund may underperform other equity funds that use different investing styles differently, than the broader market.

Volatility Risk − A Fund’s investments may fluctuate in value over a short period of time. This may cause a Fund’s net asset value per share to experience significant changes in value over short periods of time.

Zero Coupon Securities Risk − Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued and traded at a discount to their face value. The discount varies as the securities approach their maturity date (or the date on which interest payments are scheduled to begin). While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. As with other fixed income securities, zero coupon bonds are subject to interest rate and credit risk. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than comparable securities that pay interest currently. Longer term zero coupon bonds have greater interest rate risk than shorter term zero coupon bonds.

REASONS FOR THE REORGANIZATIONS, Board Considerations and Benefits of the ReorganizationS

The Reorganizations were presented to the Board for consideration and approval at a meeting held on June 16-17, 2020. In advance of the meeting, the Board requested and received detailed information regarding the Reorganizations. After reviewing and evaluating this information for each Reorganization individually, including the factors summarized below and other information in this Information Statement/Prospectus, the Board, including all of the Directors who are not “interested persons” (as defined under the 1940 Act) of the Company (such Directors are referred to as the “Independent Directors”), unanimously approved the Reorganizations as set forth in the Plan. In approving each Reorganization, the Board, including all of the Independent Directors, determined that the interests of the shareholders of the Acquired Fund and its corresponding Acquiring Fund would not be diluted as a result of the Reorganization, and that the Reorganization was in the best interests of the Acquired Fund and the corresponding Acquiring Fund. The determinations were made on the basis of each Director’s judgment after consideration of all of the factors taken as a whole, though individual Directors may have attributed different weights to various factors. In reviewing each Reorganization, the Board was assisted by counsel for the Funds, and the Independent Directors also were separately assisted by independent legal counsel. The Board considered all factors deemed pertinent in its business judgment, including the following:

•	Each Reorganization is expected to provide an opportunity for shareholders to benefit from potential economies of scale that may be realized over time by combining the assets of one or more Acquired Funds with the corresponding Acquiring Fund’s assets.

•	Each Acquiring Fund will be the survivor for accounting and performance purposes.

•	At the Valuation Time, the management fee schedule for each Acquiring Fund will provide for the same or lower fees than the corresponding Acquired Fund. It is also anticipated that the gross and net annual fund operating expenses of each class of each Combined Fund will be lower than the gross and net annual fund operating expenses of the corresponding class of the corresponding Acquired Fund.

•	Each Acquired Fund and the corresponding Acquiring Fund have the same investment manager, HFMC, and sub-adviser, Wellington Management, but the portfolio managers are different. HFMC will continue to oversee the investment program of each Acquiring Fund and the performance of Wellington Management after consummation of each Reorganization. Each Reorganization is not expected to result in diminution in the level or quality of services that the Acquired Fund shareholders currently receive.

•	Each Acquired Fund and the corresponding Acquiring Fund have the same or similar investment objectives. Each Acquired Fund and the corresponding Acquiring Fund have the same fundamental investment policies.

•	Each Acquired Fund and the corresponding Acquiring Fund have some similar principal investment strategies and principal risks, but there are some differences. HFMC believes that the similarities between the Funds outweigh the differences.

•	The terms and conditions of the Plan, including that each Reorganization will not dilute the interests of the shareholders of the Acquired Fund and corresponding Acquiring Fund because the Acquired Fund shareholders will receive shares of the Acquiring Fund with the same aggregate net asset value as their Acquired Fund shares at the time of the Reorganization. See “ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS - The Agreement and Plan of Reorganization.”

•	With respect to each Reorganization, shareholders of the Acquired Fund and the corresponding Acquiring Fund are not expected to recognize gain or loss as a result of the Reorganization. See “ADDITIONAL Information About the Reorganizations – Tax Considerations.”

•	HFMC anticipates continued net outflows from each Acquired Fund.

•	The fact that certain assets of each Acquired Fund would be sold in connection with the Reorganization and the estimated costs associated with the sale of such assets that the Acquired Fund would incur.

•	The Reorganizations are not expected to have any tax impact on shareholders of the Acquired Funds because the Acquired Funds are investment options under tax deferred variable contracts and retirement plans.

•	The fact that each Acquired Fund would bear the costs of the Reorganization and the estimated costs associated with each Reorganization. For each Reorganization, the estimated savings to Acquired Fund shareholders over the 12 months following the Reorganization (as a result of lower management fees and/or lower fund operating expenses) are expected to exceed the estimated Reorganization costs.

•	The share class structure of each Acquired Fund and corresponding Acquiring Fund, including that each Acquired Fund will receive shares of the corresponding class of the corresponding Acquiring Fund. The Board also considered that Class IC shares for Hartford Disciplined Equity HLS Fund will launch in connection with the closing of the Reorganization of Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund.

•	The relative size of each Acquired Fund and the corresponding Acquiring Fund.

•	Each Reorganization does not require shareholder approval.

•	HFMC believes that each Reorganization provides a better resolution for the Acquired Fund as compared to other options, such as allowing the Acquired Fund to continue to operate, merging the Acquired Fund into another fund (including that the Acquiring Fund is a better merger candidate than other Hartford mutual funds identified as potential merger candidates), or liquidating the Acquired Fund. In the case of a liquidation, HFMC believes that a liquidation likely would require shareholder approval to allow certain insurance companies to substitute shares of another portfolio in the place of an Acquired Fund under the Contract Owners’ insurance contracts, which could be lengthy and costly process.

•	The performance of each Acquired Fund and the corresponding Acquiring Fund. Unless otherwise noted below, performance information provided below is as of March 31, 2020 and reflects the Funds’ gross performance.

o	Hartford Global Growth HLS Fund into Hartford Disciplined Equity HLS Fund

▪	Both Funds are rated 5 stars by Morningstar as of March 31, 2020. While the Acquired Fund had better performance over the short and intermediate terms, the Acquiring Fund had better performance over the trailing 10 years.

▪	The Acquiring Fund has more diversification across market capitalization ranges and investment styles (e.g., growth, core, and value investing styles) and the Acquiring Fund is designed to perform well regardless of whether growth or value is in favor.

o	Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund

▪	The Acquiring Fund is rated 5 stars by Morningstar while the Acquired Fund is rated 4 stars by Morningstar as of March 31, 2020. While the Acquired Fund had better absolute performance over most periods, the Acquiring Fund has generated higher excess returns relative to its benchmark for the 3-, 5- and 10-year periods and the Acquiring Fund has delivered a higher degree of outperformance relative to its benchmark and peers over the 1-, 3-, 5-, and 10-year periods.

▪	The Acquiring Fund has more diversification across investment styles (e.g., growth, core, and value investing styles) and the Acquiring Fund is designed to perform well regardless of whether growth or value is in favor.

o	Hartford MidCap Growth HLS Fund into Hartford MidCap HLS Fund

▪	The Acquired Fund had outperformed the Acquiring Fund in the 1-year trailing period, but over the 3-, 5- and 10-year periods, the Acquiring Fund had stronger performance.

o	Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund

▪	The Acquiring Fund has outperformed the Acquired Fund in seven of the last ten calendar years and the Acquiring Fund had better absolute performance than the Acquired Fund on a gross basis over the 1-, 3-, 5- and 10-years ended March 31, 2020.

o	Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund

▪	The Acquiring Fund’s secondary benchmark is the same benchmark used by the Acquired Fund. Although the Acquiring Fund underperformed its primary benchmark over the 1-, 3-, 5- and 10-years ended March 31, 2020, the Acquiring Fund had better absolute performance than the Acquired Fund on a gross basis over the 1-, 3-, 5- and 10-years ended March 31, 2020 and the Acquiring Fund outperformed its secondary benchmark, the Russell 1000 Value Index, over the same period.

o	Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund

▪	Both Funds are rated 4 stars by Morningstar as of March 31, 2020.

▪	While the Acquiring Fund underperformed its benchmark in the 1- and 3-year periods, the Acquiring Fund had better absolute performance in the 1-, 3-, and 5-year trailing periods than the Acquired Fund.

o	Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund

▪	While the Acquired Fund had better absolute performance, the Acquiring Fund has experienced lower volatility than the Acquired Fund and the Acquiring Fund has delivered a higher degree of outperformance relative to its peers over the 1-, 3-, and 5-year periods.

•	Each Reorganization may result in some potential benefits to HFMC and its affiliates, including cost savings, resulting from managing one Combined Fund rather than two separate Funds because the fixed costs involved with operating the Combined Fund will be spread across a larger asset base following the Reorganization. HFMC estimates that its net revenue will decrease as a result of the Reorganizations.

MANAGEMENT OF THE FUNDS

The Investment Manager and Sub-Adviser

The Investment Manager

HFMC is the investment manager to each Fund. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc., a Connecticut-based financial services company. As of March 31, 2020, the Investment Manager and its wholly owned subsidiary, Lattice Strategies LLC, had approximately $102.2 billion in discretionary and non-discretionary assets under management. HFMC is responsible for the management of the Funds and supervises the activities of the investment sub-adviser. HFMC is principally located at 690 Lee Road, Wayne, Pennsylvania 19087. Each Fund pays HFMC an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund’s average daily net assets. Upon the closing of the Reorganization, each Acquiring Fund’s contractual management fee rates will be the same or lower than those of the corresponding Acquired Fund. The following chart compares the contractual management fee of each Acquired Fund and its corresponding Acquiring Fund. The rates set forth below for each Acquiring Fund are the contractual rates that will be effective as of the closing of the Reorganization.

Acquired Funds				Acquiring Fund
Hartford Global Growth HLS Fund		Hartford Growth Opportunities HLS Fund		Hartford Disciplined Equity HLS Fund*
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
First $250 million	0.7750%	First $100 million	0.7000%	First $1 billion	0.6000%
Next $250 million	0.7250%	Next $4.9 billion	0.6000%	Next $4 billion	0.5500%
Next $500 million	0.6750%	Next $5 billion	0.5975%	Next $5 billion	0.5300%
Next $4 billion	0.6250%	Amount Over $10 billion	0.5950%	Amount Over $10 billion	0.5000%
Next $5 billion	0.6225%
Amount Over $10 billion	0.6200%
Acquired Funds				Acquiring Fund
Hartford MidCap Growth HLS Fund		Hartford MidCap Value HLS Fund		Hartford MidCap HLS Fund
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
First $500 million	0.8000%	First $500 million	0.8000%	First $250 million	0.7750%
Next $500 million	0.7500%	Next $500 million	0.7250%	Next $250 million	0.7250%
Next $2 billion	0.7000%	Next $1.5 billion	0.6750%	Next $500 million	0.6750%
Next $2 billion	0.6900%	Next $2.5 billion	0.6700%	Next $4 billion	0.6250%
Next $5 billion	0.6800%	Next $5 billion	0.6650%	Next $5 billion	0.6225%
Amount Over $10 billion	0.6700%	Amount Over $10 billion	0.6600%	Amount Over $10 billion	0.6200%

Acquired Fund		Acquiring Fund
Hartford Value HLS Fund		Hartford Dividend and Growth HLS Fund**
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
First $250 million	0.6900%	First $250 million	0.6900%
Next $250 million	0.6425%	Next $250 million	0.6425%
Next $500 million	0.6325%	Next $500 million	0.6325%
Next $1.5 billion	0.6250%	Next $1.5 billion	0.6250%
Next $2.5 billion	0.6200%	Next $2.5 billion	0.6200%
Next $5 billion	0.6150%	Next $5 billion	0.6150%
Amount Over $10 billion	0.6100%	Amount Over $10 billion	0.6100%

*	From January 1, 2020 until the closing of the Reorganization, the management fee set forth in the investment management agreement with respect to the Hartford Disciplined Equity HLS Fund is 0.7500% of the first $250 million, 0.6500% of the next $250 million, 0.6000% of the next $500 million, 0.5800% of the next $4 billion, 0.5700% of the next $5 billion, and 0.5600% in excess of $10 billion annually of the Fund’s average daily net assets. From January 1, 2019 through December 31, 2019, the management fee set forth in the investment management agreement with respect to the Hartford Disciplined Equity HLS Fund was 0.7750% of the first $250 million, 0.7250% of the next $250 million, 0.6750% of the next $500 million, 0.6250% of the next $4 billion, 0.6225% of the next $5 billion, and 0.6200% in excess of $10 billion annually of the Fund’s average daily net assets.
**	From January 1, 2019 until the closing of the Reorganization, the management fee set forth in the investment management agreement with respect to Hartford Dividend and Growth HLS Fund is 0.7750% of the first $250 million, 0.7250% of the next $250 million, 0.6750% of the next $500 million, 0.6250% of the next $1.5 billion, 0.6200% of the next $2.5 billion, 0.6150% of the next $5 billion, and 0.6100% in excess of $10 billion annually of the Fund’s average daily net assets.

Acquired Fund		Acquiring Fund
Hartford High Yield HLS Fund		Hartford Total Return Bond HLS Fund
AVERAGE DAILY NET ASSETS	ANNUAL RATE	AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7000%	First $250 million	0.5250%
Next $500 million	0.6750%	Next $250 million	0.5000%
Next $1.5 billion	0.6250%	Next $500 million	0.4750%
Next $2.5 billion	0.6150%	Next $1.5 billion	0.4500%
Next $5 billion	0.6050%	Next $2.5 billion	0.4450%
Amount Over $10 billion	0.5950%	Next $5 billion	0.4300%
		Amount Over $10 billion	0.4200%
Acquired Fund		Acquiring Fund
Hartford U.S. Government Securities HLS Fund		Hartford Ultrashort Bond HLS Fund
AVERAGE DAILY NET ASSETS	ANNUAL RATE	AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.4500%	First $5 billion	0.4000%
Next $500 million	0.4450%	Next $5 billion	0.3800%
Next $1.5 billion	0.4400%	Amount Over $10 billion	0.3700%
Next $2.5 billion	0.4350%
Next $5 billion	0.4300%
Amount Over $10 billion	0.4200%

For the fiscal year ended December 31, 2019, each Fund paid HFMC the following effective management fee, which is the management fee net of any waivers, as a percentage of average daily net assets:

	Acquired Funds		Acquiring Fund
	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Disciplined Equity HLS Fund
Effective Management Fee	0.75%	0.61%	0.74%

	Acquired Funds		Acquiring Fund
	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund	Hartford MidCap HLS Fund
Effective Management Fee	0.80%	0.76%*	0.67%

	Acquired Fund	Acquiring Fund
	Hartford Value HLS Fund	Hartford Dividend and Growth HLS Fund
Effective Management Fee	0.67%	0.65%

	Acquired Fund	Acquiring Fund
	Hartford High Yield HLS Fund	Hartford Total Return Bond HLS Fund
Effective Management Fee	0.70%**	0.47%

	Acquired Fund	Acquiring Fund
	Hartford U.S. Government Securities HLS Fund	Hartford Ultrashort Bond HLS Fund
Effective Management Fee	0.45%	0.40%
*	HFMC waived a portion of its contractual management fee equal to 0.04% as an annual percentage rate of the Hartford MidCap Value HLS Fund’s average daily net assets from January 1, 2019 through April 30, 2020.
**	HFMC has agreed to waive a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Hartford High Yield HLS Fund’s average daily net assets from January 1, 2020 through December 31, 2020 unless the Board of Directors of Hartford Series Fund, Inc. approves its earlier termination.

HFMC has entered into a sub-advisory agreement with Wellington Management to perform the daily investment of the assets of the Funds. For such services, Wellington Management receives compensation from HFMC, not the Funds. A discussion regarding the basis for the Board’s approval of the investment management and investment sub-advisory agreements of each Fund is available in its annual report to shareholders for the fiscal year ended December 31, 2019.

“Manager of Managers” Structure

HFMC and the Funds rely on an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”) under which the Funds operate pursuant to a “Manager of Managers” structure. HFMC has responsibility, subject to oversight by the Board of Directors, to oversee the sub-adviser and recommend its hiring, termination and replacement. The Order permits HFMC, on behalf of a Fund and subject to the approval of the Board of Directors, to hire, and to materially amend any existing or future sub-advisory agreement with, sub-advisers that are not affiliated with HFMC (the “Original Relief”), as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of HFMC or of another company that, indirectly or directly wholly owns HFMC (the “Expanded Relief”), in each case without obtaining approval from the respective Fund’s shareholders. Shareholders of each Acquired Fund and each Acquiring Fund have approved the operation of the Fund under any “manager of managers” structure, including under (i) both the Original Relief and Expanded Relief set forth in the Order and/or (ii) any future law, regulation, guidance, or exemptive relief provided by the SEC. Within 90 days after hiring any new sub-adviser, the respective Fund’s shareholders will receive information about any new sub-advisory relationship.

The Investment Sub-Adviser

Wellington Management serves as each Fund’s sub-adviser, and Wellington Management performs the daily investment of the assets of each Fund. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2020, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.004 trillion in assets.

The following individuals have responsibility for the day-to-day management of each Fund:

Reorganizations of Hartford Global Growth HLS Fund and Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund

Funds	Portfolio Managers
Acquired Fund (Hartford Global Growth HLS Fund)

John A. Boselli, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since 2012. Mr. Boselli joined Wellington Management as an investment professional in 2002.

Matthew D. Hudson, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since 2007 and has been involved in securities analysis for the fund since 2005. Mr. Hudson joined Wellington Management as an investment professional in 2005.

Acquired Fund (Hartford Growth Opportunities HLS Fund)

Stephen Mortimer, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2010 and has been involved in securities analysis for the Fund since 2003. Mr. Mortimer joined Wellington Management as an investment professional in 2001.

Mario E. Abularach, CFA, Senior Managing Director and Equity Research Analyst of Wellington Management, has been involved in portfolio management for the Fund since 2006 and has been involved in securities analysis for the Fund since 2001. Mr. Abularach joined Wellington Management as an investment professional in 2001.

Acquiring Fund (Hartford Disciplined Equity HLS Fund)

Mammen Chally, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since 2010 and has been involved in portfolio management and securities analysis for the Fund since its inception in 1998. Mr. Chally joined Wellington Management as an investment professional in 1994.

David A. Siegle, CFA, Managing Director and Equity Research Analyst of Wellington Management, has been involved in portfolio management for the Fund since 2017 and has been involved in securities analysis for the Fund since 2008. Mr. Siegle joined Wellington Management as an investment professional in 2001.

Douglas W. McLane, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2017 and has been involved in securities analysis for the Fund since 2011. Mr. McLane joined Wellington Management as an investment professional in 2011.

Reorganizations of Hartford MidCap Growth HLS Fund and Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund

Funds	Portfolio Managers
Acquired Fund (Hartford MidCap Growth HLS Fund)	Timothy N. Manning, Senior Managing Director and Equity Portfolio Manager, has served as portfolio manager of the Fund since 2018. Mr. Manning joined Wellington Management as an investment professional in 2007.
Acquired Fund (Hartford MidCap Value HLS Fund)	Gregory J. Garabedian, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2017 and has been involved in securities analysis for the Fund since 2006. Mr. Garabedian joined Wellington Management as an investment professional in 2006.

Funds	Portfolio Managers
Acquiring Fund (Hartford MidCap HLS Fund)

Philip W. Ruedi, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since 2010. Mr. Ruedi has been involved in securities analysis for the Fund since 2004. Mr. Ruedi joined Wellington Management as an investment professional in 2004.

Mark A. Whitaker, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2010 and has been involved in securities analysis for the Fund since 2004. Mr. Whitaker joined Wellington Management as an investment professional in 2004.

Reorganization of Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund

Funds	Portfolio Managers
Acquired Fund (Hartford Value HLS Fund)

Adam H. Illfelder, CFA, Managing Director and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since 2018 and has been involved in securities analysis for the Fund since 2008. Mr. Illfelder joined Wellington Management as an investment professional in 2005.

W. Michael Reckmeyer, III, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2007 and has been involved in securities analysis for the Fund since 2001. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Matthew C. Hand, CFA, Managing Director and Equity Research Analyst of Wellington Management, has been involved in portfolio management for the Fund since 2020 and has been involved in securities analysis for the Fund since 2004. Mr. Hand joined Wellington Management as an investment professional in 2004.

Acquiring Fund (Hartford Dividend and Growth HLS Fund)

Edward P. Bousa, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since 2001 and has been involved in securities analysis for the Fund since 2000. Mr. Bousa joined Wellington Management as an investment professional in 2000. Effective June 30, 2020, Mr. Bousa will no longer serve as a portfolio manager for the Fund.

Matthew G. Baker, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since 2010 and has been involved in securities analysis for the Fund since 2004. Mr. Baker joined Wellington Management as an investment professional in 2004.

Nataliya Kofman, Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2019 and has been involved in securities analysis for the Fund since 2006. Ms. Kofman joined Wellington Management as an investment professional in 2006.

Reorganization of Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund

Funds	Portfolio Managers
Acquired Fund (Hartford High Yield HLS Fund)	Christopher A. Jones, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Jones joined Wellington Management as an investment professional in 1994.
Acquiring Fund (Hartford Total Return Bond HLS Fund)

Joseph F. Marvan, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

Campe Goodman, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

Robert D. Burn, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2016 and has been involved in securities analysis for the Fund since 2012. Mr. Burn joined Wellington Management as an investment professional in 2007.

Reorganization of Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund

Funds	Portfolio Managers
Acquired Fund (Hartford U.S. Government Securities HLS Fund)

Michael F. Garrett, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Garrett joined Wellington Management as an investment professional in 1999. Effective June 30, 2020, Mr. Garrett will no longer serve as a portfolio manager for the Fund.

Brian Conroy, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as a portfolio manager of the Fund since 2017 and has been involved in securities analysis for the Fund since 2012. Mr. Conroy joined Wellington Management as an investment professional in 2012. Prior to joining Wellington Management, Mr. Conroy earned his MBA from Harvard Business School in 2012. From 2005 to 2010, he worked at Susquehanna International Group, first as a fixed income trader and then as an equity index derivatives trader.

Funds	Portfolio Managers
Acquiring Fund (Hartford Ultrashort Bond HLS Fund)	Timothy E. Smith, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2013. Mr. Smith joined Wellington Management as an investment professional in 1992

The portfolio managers to each Acquiring Fund are expected to continue to serve as portfolio managers to the Acquiring Fund after the Reorganization. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

The Agreement and Plan of Reorganization

The Agreement and Plan of Reorganization (the “Plan”) provides for the transfer of all of the assets and liabilities of an Acquired Fund to the corresponding Acquiring Fund solely in exchange for corresponding class of shares of the Acquiring Fund. Each Acquired Fund and the corresponding Acquiring Fund are set forth in the table below.

Acquired Fund and Share Class	Corresponding Acquiring Fund and Share Class
Hartford Global Growth HLS Fund Class IA Class IB	Hartford Disciplined Equity HLS Fund Class IA Class IB
Hartford Growth Opportunities HLS Fund Class IA Class IB Class IC	Hartford Disciplined Equity HLS Fund Class IA Class IB Class IC
Hartford MidCap Growth HLS Fund Class IA Class IB	Hartford MidCap HLS Fund Class IA Class IB
Hartford MidCap Value HLS Fund Class IA Class IB	Hartford MidCap HLS Fund Class IA Class IB
Hartford Value HLS Fund Class IA Class IB	Hartford Dividend and Growth HLS Fund Class IA Class IB
Hartford High Yield HLS Fund Class IA Class IB	Hartford Total Return Bond HLS Fund Class IA Class IB
Hartford U.S. Government Securities HLS Fund Class IA Class IB	Hartford Ultrashort Bond HLS Fund Class IA Class IB

Each Acquired Fund will distribute the shares of the corresponding Acquiring Fund received in the exchange to its shareholders, and then the Acquired Fund will be liquidated.

After each Reorganization, each shareholder of an Acquired Fund will own shares in the corresponding Acquiring Fund having an aggregate value equal to the aggregate value of shares of the Acquired Fund held by that shareholder as of the Valuation Time.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of the corresponding Acquiring Fund in the names of the shareholders of the Acquired Fund and transferring to those shareholders’ accounts the same class of shares representing such shareholders’ interests previously credited to the accounts of the Acquired Fund. No sales charges or fees of any kind will be charged to the shareholders of the Acquired Fund in connection with their receipt of shares of the corresponding Acquiring Fund in the Reorganization.

The Plan requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan may be amended or terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization, see the Plan in APPENDIX A, which qualifies in its entirety the foregoing summary of the Plan.

Tax Considerations

Shares of the Acquired Funds are offered only through variable annuity and variable life products and qualified plans. Because these products allow tax-free treatment for transactions within such products, you are not expected to recognize any gain or loss for federal income tax purposes on the exchange of shares of an Acquired Fund for shares of the corresponding Acquiring Fund. Prior to or at the completion of a Reorganization, the Acquired Fund and the corresponding Acquiring Fund will receive an opinion from the law firm of Dechert LLP, legal counsel to HSF and HLS II, substantially to the effect that either, (1) based upon certain facts, assumptions, and representations, the transaction contemplated by the Plan shall constitute a tax-free reorganization for federal income tax purposes; or

(2) assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for United States federal income tax purposes with respect to contract owners whose contract values are determined by investment in shares of the Acquired Fund.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Brokerage Expenses and Other Transaction Costs

In connection with each Reorganization, it is anticipated that the Acquired Fund will be repositioned prior to the closing of the Reorganization. With respect to each of Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund Reorganizations, the sub-adviser plans on selling portfolio securities and purchasing securities to more closely align the portfolio with the corresponding Acquiring Fund prior to the Reorganization. With respect to each of these Acquired Funds, it is anticipated that the purchase of such securities will be consistent with the principal investment strategies of the Acquired Fund and the corresponding Acquiring Fund. With respect to each of these Reorganizations, cash and cash equivalents transferred as part of the Reorganization would be reinvested by the Acquiring Fund consistent with its principal investment strategy. The chart below indicates the anticipated percentage of each of these Acquired Funds’ portfolio to be sold in advance of the Reorganization based on assets as of April 30, 2020 and the estimated brokerage commissions and other transaction costs associated with the sale of such investments.

Acquired Funds	Estimated Percentage of Portfolio Securities to be Sold	Estimated Transaction Costs (dollars and basis points (as a percentage of the Acquired Fund’s assets))
Hartford Global Growth HLS Fund	68%	$50,000 (1 basis point)
Hartford Growth Opportunities HLS Fund	81%	$135,000 (1 basis point)
Hartford MidCap Growth HLS Fund	86%	$9,000 (1 basis point)
Hartford MidCap Value HLS Fund	89%	$55,000 (2 basis points)
Hartford Value HLS Fund	54%	$32,000 (1 basis point)

With respect to Hartford High Yield HLS Fund and Hartford U.S. Government Securities HLS Fund Reorganizations, the sub-adviser plans on selling substantially all of the portfolio prior to the Reorganization and transferring cash and cash equivalents to the corresponding Acquiring Fund. The cash and cash equivalents transferred as part of such Reorganization would be reinvested by the Acquiring Fund consistent with its principal investment strategy. The chart below indicates the anticipated percentage of each of these Acquired Funds’ portfolio to be sold in advance of the Reorganization based on assets as of April 30, 2020 and the estimated average spread costs associated with the sale of such investments.

Acquired Funds	Estimated Percentage of Portfolio Securities to be Sold	Estimated Average Spread Cost
Hartford High Yield HLS Fund	99%	30-50 basis points
Hartford U.S. Government Securities HLS Fund	96%	3-6 basis points

The actual amounts of brokerage commissions and other transaction costs may change at the time of a Reorganization based on market conditions and other factors. Although capital gains may be generated as a result of the portfolio repositioning, the portfolio repositioning is not expected to result in taxable distributions for federal income tax purposes to the Contract Owners and Plan Participants that invest in the Funds due to the tax deferred nature of such accounts. Please consult your financial or tax advisor for information regarding the tax consequences, if any, applicable to your investment.

Expenses of the Reorganization

With respect to each Reorganization, the Acquired Fund will bear the costs of the Reorganization. Reorganization costs include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of this Information Statement/Prospectus; (2) the preparation of the registration statement and other shareholder communications and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; and (3) legal, audit, custodial and other fees incurred in connection with the Reorganizations (the “Reorganization Costs”). Fees and expenses incurred directly by an Acquired Fund will be allocated to that Fund. Fees and expenses incurred on behalf of multiple Acquired Funds, such as legal fees and the costs of preparing (but not printing and mailing) this Information Statement/Prospectus, will be allocated among participating Acquired Funds equally. The estimated Reorganization Costs expected to be borne by each Acquired Fund are set forth in the chart below.

Acquired Funds	Estimated Costs
Hartford Global Growth HLS Fund	$100,681
Hartford Growth Opportunities HLS Fund	$121,570
Hartford MidCap Growth HLS Fund	$69,130
Hartford MidCap Value HLS Fund	$86,954
Hartford Value HLS Fund	$98,156
Hartford High Yield HLS Fund	$97,698
Hartford U.S. Government Securities HLS Fund	$104,685

The estimated costs of each Reorganization shown above do not reflect any brokerage commissions and transaction costs expected to be incurred by an Acquired Fund in connection with any portfolio repositioning. Based on the pro forma total annual fund operating expense ratios for each Acquiring Fund shown in the “Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund” section in each Synopsis, it is projected that after the Reorganizations each class of each Acquired Fund will benefit from expense savings that will offset the allocated Reorganization expenses. However, the benefit of those projected expense savings will not be realized immediately. The allocated Reorganization expenses of an Acquired Fund will not exceed the anticipated reduction in expenses for Acquired Fund shareholders (as shareholders of the Acquiring Fund following the Reorganization) in the first year following the Reorganization. If an Acquired Fund shareholder redeems his or her shares during the first year following such Reorganization, the shareholder may not fully benefit from the projected expense savings of such Reorganization.

Accounting Survivor

With respect to each Reorganization, the Acquiring Fund will be the accounting survivor.

CAPITALIZATION OF THE FUNDS and FORM of ORGANIZATION

Capitalization of the Funds

The following table sets forth the net assets, number of shares outstanding, and net asset value per share, assuming each Reorganization occurred as of May 29, 2020. This information is generally referred to as the “capitalization” of a Fund. With respect to each Reorganization, the term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after giving effect to the Reorganization(s) and assuming the Reorganization(s) occurred as of May 29, 2020. These numbers may differ as of the Closing Date. Footnotes are located after the capitalization tables.

Reorganizations of Hartford Global Growth HLS Fund and Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund

	Hartford Global Growth HLS Fund (Acquired Fund)	Hartford Growth Opportunities HLS Fund (Acquired Fund)	Hartford Disciplined Equity HLS Fund (Acquiring Fund)	Pro Forma Adjustments(1)	Hartford Disciplined Equity HLS Fund (Combined Fund) Pro Forma(2)
Net Assets
Class IA	$426,597,622	$1,513,729,755	$508,315,624	(191,403)	$2,448,451,598
Class IB	$76,289,360	$163,060,565	$69,927,759	(26,691)	$309,250,993
Class IC	n/a	$59,372,463	n/a(3)	(4,157)	$59,368,306
Total Net Assets	$502,886,982	$1,736,162,783	$578,243,383	(222,251)	$2,817,070,897
Shares Outstanding
Class IA	14,813,359	37,511,120	33,842,746	76,845,692	163,012,917
Class IB	2,683,168	4,311,401	4,722,060	9,165,001	20,881,630
Class IC	n/a	1,533,345	n/a(3)	2,419,272	3,952,617
Net Asset Value Per Share
Class IA	$28.80	$40.35	$15.02	-	$15.02
Class IB	$28.43	$37.82	$14.81	-	$14.81
Class IC	n/a	$38.72	n/a(3)	-	$15.02

Reorganizations of Hartford MidCap Growth HLS Fund and Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund

	Hartford MidCap Growth HLS Fund (Acquired Fund)	Hartford MidCap Value HLS Fund (Acquired Fund)	Hartford MidCap HLS Fund (Acquiring Fund)	Pro Forma Adjustments(1)	Hartford MidCap HLS Fund (Combined Fund) Pro Forma(2)
Net Assets
Class IA	$79,767,104	$188,066,879	$1,771,507,034	(126,357)	$2,039,214,660
Class IB	$13,577,931	$54,986,710	$46,762,613	(29,727)	$115,297,527
Total Net Assets	$93,345,035	$243,053,589	$1,818,269,647	(156,084)	$2,154,512,187
Shares Outstanding
Class IA	9,874,935	21,026,010	49,771,654	(23,378,955)	57,293,644
Class IB	1,695,930	6,193,020	1,360,390	(5,894,917)	3,354,423
Net Asset Value Per Share
Class IA	$8.08	$8.94	$35.59	-	$35.59
Class IB	$8.01	$8.88	$34.37	-	$34.37

Reorganization of Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund

	Hartford Value HLS Fund (Acquired Fund)	Hartford Dividend and Growth HLS Fund (Acquiring Fund)	Pro Forma Adjustments(1)	Hartford Dividend and Growth HLS Fund (Combined Fund) Pro Forma(2)
Net Assets
Class IA	$310,622,426	$2,496,853,068	(84,648)	$2,807,390,846
Class IB	$49,568,945	$325,993,964	(13,508)	$375,549,401
Total Net Assets	$360,191,371	$2,822,847,032	(98,156)	$3,182,940,247
Shares Outstanding
Class IA	25,171,930	127,431,969	(9,320,078)	143,283,821
Class IB	4,026,688	16,750,928	(1,480,160)	19,297,456
Net Asset Value Per Share
Class IA	$12.34	$19.59	-	$19.59
Class IB	$12.31	$19.46	-	$19.46

Reorganization of Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund

	Hartford High Yield HLS Fund (Acquired Fund)	Hartford Total Return Bond HLS Fund (Acquiring Fund)	Pro Forma Adjustments(1)	Hartford Total Return Bond HLS Fund (Combined Fund) Pro Forma(2)
Net Assets
Class IA	$170,475,386	$1,787,258,707	(74,828)	$1,957,659,265
Class IB	$52,101,951	$210,314,421	(22,870)	$262,393,502
Total Net Assets	$222,577,337	$1,997,573,128	(97,698)	$2,220,052,767
Shares Outstanding
Class IA	22,410,068	150,568,242	(8,054,503)	164,923,807
Class IB	6,984,547	17,832,358	(2,567,322)	22,249,583
Net Asset Value Per Share
Class IA	$7.61	$11.87	-	$11.87
Class IB	$7.46	$11.79	-	$11.79

Reorganization of Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund

	Hartford U.S. Government Securities HLS Fund (Acquired Fund)	Hartford Ultrashort Bond HLS Fund (Acquiring Fund)	Pro Forma Adjustments(1)	Hartford Ultrashort Bond HLS Fund (Combined Fund) Pro Forma(2)
Net Assets
Class IA	$280,043,333	$379,960,889	(87,384)	$659,916,838
Class IB	$55,445,398	$57,439,665	(17,301)	$112,867,762
Total Net Assets	$335,488,731	$437,400,554	(104,685)	$772,784,600
Shares Outstanding
Class IA	25,937,361	36,945,994	1,295,708	64,179,063
Class IB	5,144,785	5,594,102	252,303	10,991,190
Net Asset Value Per Share
Class IA	$10.80	$10.28	-	$10.28
Class IB	$10.78	$10.27	-	$10.27

(1)	With respect to each Reorganization, the Acquired Fund will bear the Reorganization Costs and the pro forma net asset adjustments reflect the estimated Reorganization Costs as reflected in the section entitled “Expenses of the Reorganization” above. The above tables do not reflect any adjustments for brokerage commissions or similar transaction costs associated with portfolio repositioning, which will also be borne by the respective Acquired Fund. Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares to be issued to the Acquired Fund based on its net asset value per share as of May 29, 2020 relative to the net asset value of the Acquiring Fund. Each Reorganization, except for the Hartford High Yield HLS Fund Reorganization and the Hartford U.S. Government Securities HLS Fund Reorganization, is expected to be completed after close of business on September 18, 2020, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. Each of the Hartford High Yield HLS Fund Reorganization and the Hartford U.S. Government Securities HLS Fund Reorganization is expected to be completed after close of business on September 25, 2020, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. No assurance can be given as to how many shares of an Acquiring Fund will be received by the shareholders of the corresponding Acquired Fund on the Closing Date, and the foregoing should not be relied upon to reflect the number of shares of the Reorganization that actually will be received on or after such date.

(2)	Reflects pro forma amounts following the Reorganization.

(3)	Class IC shares of Hartford Disciplined Equity HLS Fund will commence operations upon the closing of the Reorganization of Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund.

Form of Organization

Each Acquired Fund is a series of HSF or HLS II, as applicable. Each Acquiring Fund is a series of HSF. Each of HSF and HLS II is a Maryland corporation and registered as an open-end management investment company. Each of HSF and HLS II is governed by its Board, which currently consists of the same eight (8) directors, seven (7) of whom are not “interested persons” (as defined in the 1940 Act).

GENERAL INFORMATION

Independent Registered Public Accounting Firm

Ernst & Young LLP (“EY”) served as the Independent Registered Public Accounting Firm for each Fund for its fiscal year ended December 31, 2019. EY was responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board. EY is located at One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103. PricewaterhouseCoopers LLP has been appointed to serve as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended December 31, 2020. PricewaterhouseCoopers LLP is located at Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103.

Shareholder Reports

Shareholders can find important information about each Fund in its annual report dated December 31, 2019. A free copy of the Annual Report and each Fund’s Prospectus is available on the Funds’ website at hartfordfunds.com/prospectuses.html#hls; upon request by writing to: Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060; or by calling 1-888-843-7824.

Share Ownership

As of [July 17, 2020], to the knowledge of the Company, the directors and officers as a group owned less than 1% of the outstanding shares of each class of an Acquired Fund’s shares. As of [July 17, 2020], to the knowledge of the Company, the directors and officers as a group owned less than 1% of the outstanding shares of each class of an Acquiring Fund’s shares. As of [July 17, 2020], no person owned beneficially more than 5% of the outstanding shares of any class of shares of the Funds, except as listed in Appendix B. As of [July 17, 2020], none of the Independent Directors (or their immediate family members) had share ownership in securities of the Funds’ investment manager or principal underwriter or in an entity controlling, controlled by or under common control with the investment manager or principal underwriter (not including registered investment companies).

MORE INFORMATION ABOUT THE FUNDS

The following provides additional information about the Acquiring Funds and the Acquired Funds. References to a “Fund” in this section refer to each Acquiring Fund and each Acquired Fund unless otherwise noted.

Additional Information Regarding Investment Strategies and Risks

The following applies to each Fund, unless otherwise noted:

Use of Cash or Money Market Investments - Each Fund may participate in a cash sweep program whereby a Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent a Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. Each Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, each Fund may invest some of its assets in these instruments to maintain liquidity, for cash management purposes, or in response to atypical circumstances such as unusually large cash inflows or redemptions. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that a Fund will achieve its investment objective and it may lose the benefit of market upswings.

Consequences of Portfolio Trading Practices - A Fund may have a relatively high portfolio turnover and may, at times, engage in short-term trading. Such activity could produce higher brokerage expenses and transaction costs for the Fund and, therefore, could adversely affect the Fund’s performance. Each Fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax advisor for individual tax advice.

Operational Risks Associated with Cybersecurity - A Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Participation in Securities Lending Activities - Each Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. However, the Hartford High Yield HLS Fund does not currently lend its securities.

Foreign and Emerging Market Investments - Unless stated otherwise in a Fund’s principal investment strategy as reflected in the Synopsis sections above, investments are deemed to be “foreign” (a) if an issuer’s domicile or location of headquarters is in a foreign country or (b) it is a foreign currency. Unless stated otherwise in a Fund’s principal investment strategy, emerging markets are those markets (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) the Fund’s benchmark index provider designates as emerging. Unless stated otherwise in a Fund’s principal investment strategy as reflected in the Synopsis sections above, investments are deemed to be “emerging” (a) if an issuer’s domicile or location of headquarters is in an emerging market; or (b) it is an emerging market currency.

Duration - Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. For example, the price of a bond fund with an average duration of two years would be expected to fall approximately 2% if interest rates rose by one percentage point. Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. A Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives.

Investment Grade and Non-Investment Grade Securities - Unless otherwise stated in a Fund’s principal investment strategy as reflected in the Synopsis sections above, “Investment grade” quality means securities that are rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”) or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”) or are unrated securities that are judged by Wellington Management to be of comparable quality to securities rated within these four highest categories. Non-investment grade securities are securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Wellington Management to be of comparable quality. Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.”

About Each Fund’s Investment Objective - Each Fund’s investment objective may be changed by the Fund’s Board without approval of the shareholders of the Fund. Each Fund’s prospectus will be updated prior to any change in the Fund’s investment objective.

Investment Policies - Each of Hartford Disciplined Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford High Yield HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Ultrashort Bond HLS Fund and Hartford U.S. Government Securities HLS Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets, which means net assets plus the amount of any borrowings for investment purposes, in investments of the type suggested by its name, as set forth in the Fund’s principal investment strategy as described in the applicable Synopsis section (“80% Policy”). This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. In addition, a Fund may specify a market capitalization range for acquiring portfolio securities. If a security that is within the range at the time of purchase later falls outside the range, which may happen due to market fluctuation, the Fund may continue to hold the security. However, this change in market capitalization could affect the Fund’s flexibility in making additional investments in securities of the applicable issuer. A Fund’s 80% Policy is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of a Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a Fund of its 80% Policy covered by Rule 35d-1.

Additional Investment Strategies and Risks - Each Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the Funds’ Combined Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Funds (see back cover for address, phone number and website address).

Purchase and Redemption of Fund Shares

Fund shares may be purchased and redeemed by separate accounts (“Accounts”) that fund variable annuity contracts and variable life insurance policies, including individual and group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued by insurance companies, including affiliated insurance companies (collectively, the “Insurance Companies”). Fund shares may also be purchased and redeemed by certain qualified pension or retirement plans (the “Qualified Plans”) and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended and the underlying U.S. Treasury Regulations. Class IC shares are currently only sold to variable annuity and variable life insurance separate accounts of the Insurance Companies. Each Fund has authorized the following classes of shares:

Fund*	Class IA	Class IB	Class IC
Hartford Global Growth HLS Fund	✓	✓
Hartford Growth Opportunities HLS Fund	✓	✓	✓
Hartford Disciplined Equity HLS Fund	✓	✓	✓**
Hartford MidCap Growth HLS Fund	✓	✓
Hartford MidCap Value HLS Fund	✓	✓
Hartford MidCap HLS Fund	✓	✓
Hartford Dividend and Growth HLS Fund	✓	✓
Hartford Value HLS Fund	✓	✓
Hartford High Yield HLS Fund	✓	✓
Hartford Total Return Bond HLS Fund	✓	✓
Hartford Ultrashort Bond HLS Fund	✓	✓
Hartford U.S. Government Securities HLS Fund	✓	✓

* Class IA and Class IB shares of each Fund are closed to new qualified pension and retirement plans, except in connection with a closing of a reorganization and as indicated below. No purchases are allowed by qualified pension and retirement plans, other than as follows: (i) purchases by qualified pension or retirement plans that held shares of the Fund as of December 31, 2017; (ii) purchases through reinvestment of dividends; (iii) purchases by certain qualified pension or retirement plans that have been pre-approved by Hartford Funds Distributors, LLC (the “Distributor”) to purchase shares of the Fund; and (iv) purchases, including through reinvestment of dividends, by qualified pension or retirement plans that received shares of the Fund as part of a reorganization. Class IC shares are currently only sold to variable annuity and variable life insurance separate accounts of the Insurance Companies.

** Class IC shares of the Hartford Disciplined Equity HLS Fund will commence operations upon the closing of the Reorganization of Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund.

Each Fund is closed to certain investors as indicated in the table above. Investors should contact their financial professional to determine whether they are eligible to purchase shares of a Fund. If you believe you are eligible to purchase shares, you may be required to provide appropriate proof of eligibility. Each Fund reserves the right to: (i) reject any purchase order if it believes that acceptance of such order would interfere with its ability to be effectively managed; (ii) reopen to new investors at a future date; and (iii) make additional exceptions, limit the above exceptions, or otherwise modify the foregoing closure policy for any reason. You may obtain additional information by calling 1-888-843-7824.

Each class of shares of a Fund represents an investment in that Fund but is subject to different expenses and has different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of each Fund are sold by Hartford Funds Distributors, LLC (the “Distributor”) in a continuous offering to the Accounts and the Qualified Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of a Fund corresponding to that subaccount. The Accounts and the Qualified Plans purchase and redeem shares of a Fund at net asset value without sales or redemption charges.

For each day on which a Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by an Insurance Company as of that day. Similarly, the Qualified Plans transmit to a Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Qualified Plans as of that day. The Accounts and Qualified Plans purchase and redeem shares of a Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. For shareholders that hold accounts with financial intermediaries, each Fund typically expects to pay sale proceeds to a redeeming shareholder’s account within 1-3 business days following receipt of the shareholder redemption order. For sale proceeds that are paid directly to a shareholder with respect to accounts held directly with the transfer agent, each Fund typically expects to pay sales proceeds, by electronic funds transfer, wire or by mailing a check, to redeeming shareholders within 1 business day, following receipt of the shareholder redemption order.

Payment of redemption proceeds may take longer than the time each Fund typically expects and may take up to seven days as permitted by the Investment Company Act of 1940, as amended. The Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Under normal conditions, each Fund expects to meet redemption orders by using a combination of cash and cash equivalents holdings (including cash flows into the Fund) and/or by the sale of portfolio investments, although each Fund reserves the right to use temporary borrowings from its custodian bank (in the form of overdrafts) to meet redemptions, if necessary. As the Investment Manager determines to be appropriate in response to unusual circumstances or stressed market conditions, each Fund may use a line of credit, reverse repurchase agreements, interfund lending (subject to Board approval), or in-kind redemptions to meet redemption requests. Each of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Company”) received an exemptive order (the “Interfund Lending Order”) from the SEC for each Fund under which the Fund is permitted to engage in interfund lending. Each Fund may engage in interfund lending to meet redemption requests during unusual or stressed market conditions. As of June 1, 2020, each Fund does not engage in interfund lending.

Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a Fund due to differences in tax treatment and other considerations. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Fund. To the extent that such classes of investors are invested in a Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

HFMC and/or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”). These Servicing Payments may create an incentive for the Servicing Intermediary to favor the Hartford HLS Funds rather than other fund companies or investment products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are serviced by a Servicing Intermediary. With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to exceed 0.25% of the average net assets of the Hartford HLS Funds that are serviced by that Servicing Intermediary. For the year ended December 31, 2019, HFMC and its affiliates incurred approximately $50.0 million in total Servicing Payments and these Servicing Payments did not exceed $34.7 million for any one Servicing Intermediary.

As of January 1, 2020, HFMC and/or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Alight Solutions, LLC; Ascensus, Inc.; AXA Equitable Life Insurance Company; Charles Schwab; Fidelity; Forethought Life Insurance Company; GWFS Equities, Inc.; John Hancock Trust Company; Lincoln Retirement Services Company, LLC; Massachusetts Mutual Life Insurance Company; Mercer HR Services, LLC; Mid Atlantic Capital Corp; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Group; The Northern Trust Company; Northeast Retirement Solutions, Inc.; Ohio Public Employees Deferred Compensation Board; Principal Financial Group; Prudential Insurance Company of America; Talcott Resolution Life and Annuity Insurance Company; Talcott Resolution Life Insurance Company; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Voya Financial; Wells Fargo; Wilmington Trust; and Xerox HR Solutions. HFMC and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Distribution Plans – Class IB and Class IC Shares

The applicable Board of Directors has approved the adoption of a separate distribution plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority regarding asset-based sales charges for Class IB and Class IC shares. Distribution fees paid to the Distributor may be spent on any activities or expenses primarily intended to result in the sale of a Fund’s shares. Under a Plan, a Fund pays the Distributor the entire fee, regardless of the Distributor’s expenditures. Even if the Distributor’s actual expenditures exceed the fee payable to the Distributor at any given time, no Fund will be obligated to pay more than that fee. If the Distributor’s actual expenditures are less than the fee payable to the Distributor at any given time, the Distributor may realize a profit from the arrangement.

Class IB Distribution Plan - Pursuant to the Class IB Plan, a Fund may pay the Distributor a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses.

Class IC Distribution Plan - Pursuant to the Class IC Plan, a Fund may pay the Distributor a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.

Class IC Administrative Services Fee - In addition to distribution fees paid under the Class IC Plan, a Fund may pay an administrative services fee (the “Class IC Service Fee”) to the Insurance Companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. Rule 12b-1 fees and services fees have the effect of increasing operating expenses of a Fund.

Because the Class IC Service Fees and the fees paid by a Fund under the Plans are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution, recordkeeping and/or other administrative services.

In addition, the Investment Manager and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Funds’ shares. These payments may give your financial intermediary a reason to sell and recommend a Fund over other products for which he or she may receive less compensation. You may contact your financial intermediary if you want information regarding the payments it receives.

Valuation of Shares

The net asset value per share (“NAV”) is determined for each class of each Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for each class of shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Boards of Directors of each Company (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

Dividends and Distributions

The Board of Directors of each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences. The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year. Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date. Each Fund reserves the right to change its dividend distribution policy at the discretion of the applicable Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares by a Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Funds.

The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the Funds occurs on an omnibus basis, which can limit the ability of the Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Funds challenge the Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Funds. The right of an owner of an insurance product to transfer among subaccounts is governed by a contract between the insurance company and such owner. Older versions of individual variable annuity contracts and certain group annuity contracts, for example, do not include terms that would expressly permit the insurance company to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Funds’ policy to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to HFMC any cash flow activities in the Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Fund. Each Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. Each Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, a Fund may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to identify, address or eliminate all such activities in Fund shares.

Certain qualified plans participate directly in the Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Boards of Directors of the Funds have adopted policies and procedures relating to excessive trading in shares of the Funds through Omnibus Accounts (the “Policy”).

Except as otherwise noted, with respect to investors investing through Omnibus Accounts, it is the Policy of the Funds to permit only two “substantive round trips” by an investor within any single Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Fund and a redemption of or an exchange out of the same Fund in a dollar amount set by the Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for a Fund is received within the 90-day period, the requested transaction shall be rejected (unless such exchange or purchase already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the Funds’ transfer agent is provided individual shareholder level transaction detail on a daily basis, the Funds’ transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy; (2) Where the Funds’ transfer agent is not provided individual shareholder level transaction detail on a daily basis, the Funds’ transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the Funds’ transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through Omnibus Accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the Funds’ transfer agent also employs a process for reviewing certain large transactions in the Funds and may restrict trading as a result of its review.

The Insurance Companies may monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading. For instance, an Insurance Company may restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year. The Funds and the Funds’ transfer agent do not control any Insurance Company’s enforcement of its policies and procedures and cannot guarantee the Insurance Company’s success at identifying and deterring disruptive trading.

Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; (3) transactions of $1,000 or less; and (4) transactions that a Fund, in its discretion, determines are not abusive or harmful.

The use of fair value pricing can serve both to make the Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Fund if the Fund calculates its NAV using closing prices that are no longer accurate. Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Fund shares. For additional information concerning the Funds’ fair-value procedures, please refer to “Valuation of Shares” found earlier in the prospectus.

The Funds reserve the right to modify this policy, including any surveillance procedures established from time to time to effectuate this policy, at any time without notice. The Funds, HFMC, and/or the Funds’ transfer agent shall not be liable for any loss resulting from rejected purchase orders or exchanges.

Account Closings

There may be instances in which it is appropriate for your account to be closed. Your account could be closed if: (i) your identity cannot be verified or you fail to provide a valid SSN or TIN; (ii) the registered address of your account is outside of the United States or in a U.S. jurisdiction in which the Fund shares are not registered; (iii) transactions in your account raise suspicions of money laundering, fraud or other illegal conduct; (iv) shares purchased are not paid for when due; (v) your account does not meet the qualifications for ownership for the particular class of shares held in your account; (vi) maintenance of your account jeopardizes the tax status or qualifications of the Funds; (vii) your account balance falls to $1,000 or less and you fail to bring the account above $1,000 within thirty (30) days of notification; (viii) there is a change in your broker of record, for example your broker is no longer able to sell Fund shares; or (ix) closing the account is determined to be in the best interests of the Fund. If you invest in a Fund through a variable contract, the terms of the contract may specify additional circumstances under which your shares may be redeemed.

Neither the Funds, the Investment Manager, the Distributor, Hartford Administrative Services Company nor any of their affiliates will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Federal Income Taxes

For federal income tax purposes, each Fund is treated as a separate taxpayer. Each Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Qualified Plans. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

Variable Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., as applicable, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in a Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, Qualified Plan trustees generally vote Fund shares held by their Qualified Plans either in their own discretion or in accordance with instructions from Qualified Plan participants.

FINANCIAL HIGHLIGHTS

The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five years, or if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the past five fiscal years has been derived from the financial statements audited by Ernst & Young LLP, each Fund’s independent registered public accounting firm for the periods reflected in the financial highlights below, whose report, along with the Funds’ financial statements and financial highlights, is included in the Funds’ annual report, which is available upon request. Footnotes are located on the last page of these financial highlights.

Disciplined Equity Reorganizations

	— Selected Per-Share Data(1)—									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Disciplined Equity HLS Fund (Acquiring Fund)
For the Year Ended December 31, 2019
IA	$13.59	$0.13	$4.26	$4.39	$(0.14)	$(1.87)	$(2.01)	$15.97	34.12%	$573,688	0.78%	0.78%	0.82%	15%
IB	13.44	0.09	4.20	4.29	(0.10)	(1.87)	(1.97)	15.76	33.76	80,224	1.03	1.03	0.57	15

For the Year Ended December 31, 2018
IA	$15.43	$0.11	$(0.27)	$(0.16)	$(0.11)	$(1.57)	$(1.68)	$13.59	(1.99)%	$501,718	0.78%	0.78%	0.72%	22%
IB	15.27	0.07	(0.26)	(0.19)	(0.07)	(1.57)	(1.64)	13.44	(2.23)	68,462	1.03	1.03	0.47	22

For the Year Ended December 31, 2017
IA	$14.30	$0.15	$2.83	$2.98	$(0.14)	$(1.71)	$(1.85)	$15.43	21.92%	$613,037	0.78%	0.78%	1.00%	30%
IB	14.17	0.11	2.80	2.91	(0.10)	(1.71)	(1.81)	15.27	21.63	84,377	1.03	1.03	0.76	30

For the Year Ended December 31, 2016
IA	$15.58	$0.11	$0.77	$0.88	$(0.13)	$(2.03)	$(2.16)	$14.30	5.76%	$587,089	0.79%	0.79%	0.76%	33%
IB	15.46	0.08	0.75	0.83	(0.09)	(2.03)	(2.12)	14.17	5.49	81,304	1.04	1.04	0.51	33

	— Selected Per-Share Data(1)—										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
For the Year Ended December 31, 2015
IA	$20.99	$0.14	$1.41		$1.55	$(0.13)	$(6.83)	$(6.96)	$15.58	6.83%	$648,747	0.76%	0.76%	0.76%	29%
IB	20.88	0.10	1.40		1.50	(0.09)	(6.83)	(6.92)	15.46	6.59	91,844	1.01	1.01	0.51	29

Hartford Global Growth HLS Fund (Acquired Fund)
For the Year Ended December 31, 2019
IA	$24.54	$0.11	$7.46		$7.57	$(0.12)	$(4.13)	$(4.25)	$27.86	32.61%	$438,288	0.80%	0.80%	0.40%	49%
IB	24.28	0.04	7.38		7.42	(0.04)	(4.13)	(4.17)	27.53	32.29	81,161	1.05	1.05	0.15	49

For the Year Ended December 31, 2018
IA	$27.89	$0.11	$(0.83)		$(0.72)	$(0.15)	$(2.48)	$(2.63)	$24.54	(3.81)%	$375,825	0.80%	0.80%	0.37%	55%
IB	27.63	0.04	(0.83)		(0.79)	(0.08)	(2.48)	(2.56)	24.28	(4.07)	71,370	1.05	1.05	0.12	55

For the Year Ended December 31, 2017
IA	$22.14	$0.14	$6.99		$7.13	$(0.14)	$(1.24)	$(1.38)	$27.89	32.73%	$432,581	0.81%	0.81%	0.56%	58%
IB	21.95	0.08	6.91		6.99	(0.07)	(1.24)	(1.31)	27.63	32.37	84,442	1.06	1.06	0.31	58

For the Year Ended December 31, 2016
IA	$24.39	$0.13	$0.40		$0.53	$(0.17)	$(2.61)	$(2.78)	$22.14	1.95%	$347,375	0.82%	0.82%	0.55%	65%
IB	24.19	0.07	0.39		0.46	(0.09)	(2.61)	(2.70)	21.95	1.71	72,531	1.07	1.07	0.30	65

For the Year Ended December 31, 2015
IA	$23.74	$0.15	$1.77		$1.92	$(0.13)	$(1.14)	$(1.27)	$24.39	8.04%	$392,302	0.81%	0.81%	0.62%	67%
IB	23.56	0.09	1.75		1.84	(0.07)	(1.14)	(1.21)	24.19	7.76	86,759	1.06	1.06	0.38	67

Hartford Growth Opportunities HLS Fund (Acquired Fund)
For the Year Ended December 31, 2019
IA	$33.79	$(0.09)	$9.99		$9.90	$—	$(8.25)	$(8.25)	$35.44	30.68%	$1,389,571	0.65%	0.65%	(0.22)%	66%
IB	32.19	(0.17)	9.48		9.31	—	(8.25)	(8.25)	33.25	30.35	152,577	0.90	0.90	(0.47)	66
IC	32.90	(0.27)	9.70		9.43	—	(8.25)	(8.25)	34.08	30.04	52,525	1.15	1.15	(0.72)	66

For the Year Ended December 31, 2018
IA	$38.42	$(0.05)	$1.17		$1.12	$—	$(5.75)	$(5.75)	$33.79	0.53%	$1,188,514	0.65%	0.65%	(0.12)%	118%
IB	36.91	(0.14)	1.17		1.03	—	(5.75)	(5.75)	32.19	0.29	132,629	0.90	0.90	(0.37)	118
IC	37.71	(0.25)	1.19		0.94	—	(5.75)	(5.75)	32.90	0.04	36,321	1.15	1.15	(0.62)	118

For the Year Ended December 31, 2017
IA	$29.83	$(0.05)	$9.09		$9.04	$—	$(0.45)	$(0.45)	$38.42	30.45%	$1,326,201	0.66%	0.66%	(0.15)%	99%
IB	28.74	(0.13)	8.75		8.62	—	(0.45)	(0.45)	36.91	30.14	149,212	0.91	0.91	(0.40)	99
IC	29.43	(0.22)	8.95		8.73	—	(0.45)	(0.45)	37.71	29.80	34,033	1.16	1.16	(0.65)	99

For the Year Ended December 31, 2016
IA	$34.86	$(0.04)	$0.06	(5)	$0.02	$(0.15)	$(4.90)	$(5.05)	$29.83	(0.49)%	$1,145,176	0.65%	0.65%	(0.11)%	138%
IB	33.76	(0.11)	0.04	(5)	(0.07)	(0.05)	(4.90)	(4.95)	28.74	(0.77)	132,149	0.90	0.90	(0.35)	138
IC	34.57	(0.19)	0.04	(5)	(0.15)	(0.09)	(4.90)	(4.99)	29.43	(1.01)	25,550	1.15	1.15	(0.61)	138

For the Year Ended December 31, 2015
IA	$38.88	$0.02	$4.66		$4.68	$(0.05)	$(8.65)	$(8.70)	$34.86	11.74%	$1,197,187	0.65%	0.65%	0.05%	109%
IB	37.93	(0.08)	4.56		4.48	—	(8.65)	(8.65)	33.76	11.47	158,304	0.90	0.90	(0.20)	109
IC	38.75	(0.18)	4.65		4.47	—	(8.65)	(8.65)	34.57	11.18	20,495	1.16	1.16	(0.48)	109

MidCap Reorganizations

	— Selected Per-Share Data(1)—									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford MidCap HLS Fund (Acquiring Fund)
For the Year Ended December 31, 2019
IA	$33.77	$0.05	$10.56	$10.61	$(0.07)	$(6.14)	$(6.21)	$38.17	32.87%	$2,045,156	0.69%	0.69%	0.12%	29%
IB	32.85	(0.05)	10.24	10.19	—	(6.14)	(6.14)	36.90	32.49	55,049	0.94	0.94	(0.12)	29

For the Year Ended December 31, 2018
IA	$40.10	$0.01	$(2.35)	$(2.34)	$(0.01)	$(3.98)	$(3.99)	$33.77	(7.44)%	$1,768,712	0.69%	0.69%	0.03%	35%
IB	39.18	(0.09)	(2.26)	(2.35)	—	(3.98)	(3.98)	32.85	(7.65)	46,186	0.94	0.94	(0.22)	35

	— Selected Per-Share Data(1)—									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
For the Year Ended December 31, 2017
IA	$33.83	$0.01	$8.11	$8.12	$—	$(1.85)	$(1.85)	$40.10	24.47%	$2,156,044	0.70%	0.70%	0.02%	36%
IB	33.17	(0.08)	7.94	7.86	—	(1.85)	(1.85)	39.18	24.17	58,850	0.95	0.95	(0.23)	36

For the Year Ended December 31, 2016
IA	$33.66	$0.05	$3.80	$3.85	$(0.06)	$(3.62)	$(3.68)	$33.83	11.98%	$1,721,029	0.71%	0.71%	0.16%	32%
IB	33.11	(0.03)	3.72	3.69	(0.01)	(3.62)	(3.63)	33.17	11.69	93,567	0.96	0.96	(0.09)	32

For the Year Ended December 31, 2015
IA	$37.28	$0.03	$0.83	$0.86	$(0.03)	$(4.45)	$(4.48)	$33.66	1.60%	$1,647,715	0.70%	0.70%	0.08%	38%
IB	36.83	(0.06)	0.82	0.76	(0.03)	(4.45)	(4.48)	33.11	1.34	104,395	0.95	0.95	(0.16)	38

Hartford MidCap Growth HLS Fund (Acquired Fund)
For the Year Ended December 31, 2019
IA	$7.17	$(0.03)	$2.70	$2.67	$(0.05)	$(1.62)	$(1.67)	$8.17	39.79%	$86,859	0.92%	0.92%	(0.35)%	47%
IB	7.12	(0.05)	2.68	2.63	(0.02)	(1.62)	(1.64)	8.11	39.56	15,405	1.17	1.17	(0.60)	47

For the Year Ended December 31, 2018
IA	$8.81	$0.02	$(0.74)	$(0.72)	$(0.06)	$(0.86)	$(0.92)	$7.17	(10.05)%	$64,744	0.91%	0.91%	0.20%	160%
IB	8.75	—	(0.73)	(0.73)	(0.04)	(0.86)	(0.90)	7.12	(10.25)	11,363	1.16	1.16	(0.05)	160

For the Year Ended December 31, 2017
IA	$8.03	$0.08	$1.04	$1.12	$(0.07)	$(0.27)	$(0.34)	$8.81	14.43%	$84,144	0.92%	0.92%	0.91%	82%
IB	7.99	0.05	1.03	1.08	(0.05)	(0.27)	(0.32)	8.75	13.94	14,851	1.17	1.17	0.66	82

For the Year Ended December 31, 2016
IA	$7.45	$0.09	$1.09	$1.18	$(0.11)	$(0.49)	$(0.60)	$8.03	16.48%	$87,752	0.92%	0.92%	1.25%	96%
IB	7.40	0.07	1.09	1.16	(0.08)	(0.49)	(0.57)	7.99	16.33	17,125	1.17	1.17	1.01	96

For the Year Ended December 31, 2015
IA	$9.47	$0.12	$(0.46)	$(0.34)	$(0.12)	$(1.56)	$(1.68)	$7.45	(4.73)%	$79,379	0.88%	0.88%	1.39%	80%
IB	9.41	0.10	(0.46)	(0.36)	(0.09)	(1.56)	(1.65)	7.40	(4.97)	16,501	1.13	1.13	1.12	80

Hartford MidCap Value HLS Fund (Acquired Fund)
For the Year Ended December 31, 2019
IA	$9.93	$0.12	$2.74	$2.86	$(0.11)	$(1.49)	$(1.60)	$11.19	31.20%	$247,804	0.86%	0.82%	1.04%	51%
IB	9.88	0.09	2.72	2.81	(0.08)	(1.49)	(1.57)	11.12	30.88	73,025	1.11	1.07	0.79	51

For the Year Ended December 31, 2018
IA	$12.60	$0.08	$(1.76)	$(1.68)	$(0.13)	$(0.86)	$(0.99)	$9.93	(14.57)%	$216,868	0.85%	0.85%	0.63%	42%
IB	12.50	0.05	(1.75)	(1.70)	(0.06)	(0.86)	(0.92)	9.88	(14.77)	64,800	1.10	1.10	0.38	42

For the Year Ended December 31, 2017
IA	$12.00	$0.05	$1.47	$1.52	$(0.07)	$(0.85)	$(0.92)	$12.60	13.47%	$287,688	0.86%	0.86%	0.39%	32%
IB	11.91	0.02	1.46	1.48	(0.04)	(0.85)	(0.89)	12.50	13.18	87,149	1.11	1.11	0.14	32

For the Year Ended December 31, 2016
IA	$12.33	$0.07	$1.40	$1.47	$(0.07)	$(1.73)	$(1.80)	$12.00	12.82%	$289,872	0.86%	0.86%	0.61%	38%
IB	12.24	0.04	1.39	1.43	(0.03)	(1.73)	(1.76)	11.91	12.56	89,704	1.11	1.11	0.36	38

For the Year Ended December 31, 2015
IA	$14.60	$0.07	$(0.15)	$(0.08)	$(0.09)	$(2.10)	$(2.19)	$12.33	(1.21)%	$291,174	0.84%	0.84%	0.49%	29%
IB	14.50	0.03	(0.15)	(0.12)	(0.04)	(2.10)	(2.14)	12.24	(1.45)	91,720	1.09	1.09	0.24	29

Reorganization of Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund

	— Selected Per-Share Data(1)—									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Dividend and Growth HLS Fund (Acquiring Fund)
For the Year Ended December 31, 2019
IA	$19.91	$0.41	$4.91	$5.32	$(0.40)	$(2.75)	$(3.15)	$22.08	28.60%	$2,916,542	0.68%	0.68%	1.85%	19%
IB	19.82	0.35	4.89	5.24	(0.35)	(2.75)	(3.10)	21.96	28.30	393,014	0.93	0.93	1.60	19

For the Year Ended December 31, 2018
IA	$23.95	$0.43	$(1.45)	$(1.02)	$(0.44)	$(2.58)	$(3.02)	$19.91	(5.32)%	$2,604,425	0.68%	0.68%	1.84%	28%
IB	23.85	0.37	(1.44)	(1.07)	(0.38)	(2.58)	(2.96)	19.82	(5.56)	356,601	0.93	0.93	1.59	28

For the Year Ended December 31, 2017
IA	$22.10	$0.41	$3.48	$3.89	$(0.38)	$(1.66)	$(2.04)	$23.95	18.36%	$3,179,540	0.68%	0.68%	1.75%	25%
IB	22.01	0.35	3.47	3.82	(0.32)	(1.66)	(1.98)	23.85	18.11	440,111	0.93	0.93	1.50	25

For the Year Ended December 31, 2016
IA	$22.09	$0.43	$2.67	$3.10	$(0.44)	$(2.65)	$(3.09)	$22.10	14.89%	$3,013,788	0.69%	0.69%	1.98%	20%
IB	22.02	0.38	2.65	3.03	(0.39)	(2.65)	(3.04)	22.01	14.58	438,200	0.94	0.94	1.73	20

For the Year Ended December 31, 2015
IA	$26.45	$0.46	$(0.70)	$(0.24)	$(0.43)	$(3.69)	$(4.12)	$22.09	(1.16)%	$2,991,811	0.67%	0.67%	1.84%	20%
IB	26.38	0.40	(0.70)	(0.30)	(0.37)	(3.69)	(4.06)	22.02	(1.41)	449,693	0.92	0.92	1.59	20

Hartford Value HLS Fund (Acquired Fund)
For the Year Ended December 31, 2019
IA	$12.81	$0.25	$3.08	$3.33	$(0.28)	$(1.50)	$(1.78)	$14.36	27.71%	$382,127	0.72%	0.72%	1.76%	43%
IB	12.79	0.21	3.08	3.29	(0.24)	(1.50)	(1.74)	14.34	27.46	61,944	0.97	0.97	1.51	43

For the Year Ended December 31, 2018
IA	$16.05	$0.28	$(1.75)	$(1.47)	$(0.25)	$(1.52)	$(1.77)	$12.81	(10.18)%	$353,040	0.71%	0.71%	1.80%	28%
IB	16.02	0.24	(1.74)	(1.50)	(0.21)	(1.52)	(1.73)	12.79	(10.40)	58,204	0.96	0.96	1.55	28

For the Year Ended December 31, 2017
IA	$15.27	$0.25	$1.98	$2.23	$(0.28)	$(1.17)	$(1.45)	$16.05	15.44%	$450,788	0.80%	0.80%	1.56%	14%
IB	15.26	0.21	1.96	2.17	(0.24)	(1.17)	(1.41)	16.02	15.04	75,698	1.05	1.05	1.31	14

For the Year Ended December 31, 2016
IA	$15.58	$0.28	$1.75	$2.03	$(0.26)	$(2.08)	$(2.34)	$15.27	13.69%	$446,411	0.80%	0.80%	1.83%	15%
IB	15.57	0.24	1.75	1.99	(0.22)	(2.08)	(2.30)	15.26	13.46	77,796	1.05	1.05	1.58	15

For the Year Ended December 31, 2015
IA	$16.89	$0.26	$(0.77)	$(0.51)	$(0.26)	$(0.54)	$(0.80)	$15.58	(3.08)%	$455,713	0.78%	0.78%	1.56%	19%
IB	16.88	0.22	(0.77)	(0.55)	(0.22)	(0.54)	(0.76)	15.57	(3.35)	80,052	1.03	1.03	1.30	19

Reorganization of Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund

	—Selected Per-Share Data(1)—										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Total Return Bond HLS Fund (Acquiring Fund)
For the Year Ended December 31, 2019
IA	$10.76	$0.36	(7)	$0.77 (7)	$1.13	$(0.45)	$—	$(0.45)	$11.44	10.65%	$1,873,182	0.51%	0.51%	3.16	%(7)	61%
IB	10.70	0.33	(7)	0.77 (7)	1.10	(0.42)	—	(0.42)	11.38	10.32	214,338	0.76	0.76	2.91	(7)	61
For the Year Ended December 31, 2018
IA	$11.32	$0.35		$(0.43)	$(0.08)	$(0.44)	$(0.04)	$(0.48)	$10.76	(0.81)%	$1,871,299	0.51%	0.51%	3.23%		53%
IB	11.25	0.33		(0.43)	(0.10)	(0.41)	(0.04)	(0.45)	10.70	(0.91)	215,123	0.76	0.76	2.98		53
For the Year Ended December 31, 2017
IA	$11.09	$0.34		$0.23	$0.57	$(0.34)	$—	$(0.34)	$11.32	5.16%	$2,157,506	0.51%	0.51%	2.99%		89%
IB	11.03	0.31		0.22	0.53	(0.31)	—	(0.31)	11.25	4.80	248,785	0.76	0.76	2.74		89
For the Year Ended December 31, 2016
IA	$10.93	$0.36		$0.13	$0.49	$(0.29)	$(0.04)	$(0.33)	$11.09	4.49%	$2,244,505	0.52%	0.52%	3.16%		36%
IB	10.87	0.33		0.13	0.46	(0.26)	(0.04)	(0.30)	11.03	4.22	262,187	0.77	0.77	2.91		36
For the Year Ended December 31, 2015
IA	$11.63	$0.33		$(0.39)	$(0.06)	$(0.36)	$(0.28)	$(0.64)	$10.93	(0.59)%	$2,448,280	0.51%	0.51%	2.88%		66%
IB	11.56	0.30		(0.39)	(0.09)	(0.32)	(0.28)	(0.60)	10.87	(0.81)	295,006	0.76	0.76	2.63		66
Hartford High Yield HLS Fund (Acquired Fund)
For the Year Ended December 31, 2019
IA	$7.45	$0.43	(6)	$0.67 (6)	$1.10	$(0.51)	$—	$(0.51)	$8.04	15.06%	$192,532	0.77%	0.77%	5.39	%(6)	41%
IB	7.32	0.40	(6)	0.66 (6)	1.06	(0.49)	—	(0.49)	7.89	14.73	58,734	1.02	1.02	5.14	(6)	41
For the Year Ended December 31, 2018
IA	$8.20	$0.43		$(0.69)	$(0.26)	$(0.49)	$—	$(0.49)	$7.45	(3.44)%	$190,681	0.77%	0.77%	5.39%		26%
IB	8.06	0.41		(0.68)	(0.27)	(0.47)	—	(0.47)	7.32	(3.66)	58,726	1.02	1.02	5.14		26
For the Year Ended December 31, 2017
IA	$8.11	$0.45		$0.15	$0.60	$(0.51)	$—	$(0.51)	$8.20	7.60%	$230,101	0.77%	0.77%	5.42%		43%
IB	7.98	0.42		0.15	0.57	(0.49)	—	(0.49)	8.06	7.31	71,389	1.02	1.02	5.17		43
For the Year Ended December 31, 2016
IA	$7.55	$0.44		$0.62	$1.06	$(0.50)	$—	$(0.50)	$8.11	14.25%	$244,212	0.79%	0.79%	5.52%		41%
IB	7.43	0.41		0.62	1.03	(0.48)	—	(0.48)	7.98	13.99	77,573	1.04	1.04	5.27		41
For the Year Ended December 31, 2015
IA	$8.45	$0.45		$(0.79)	$(0.34)	$(0.56)	$—	$(0.56)	$7.55	(4.30)%	$251,313	0.76%	0.76%	5.40%		34%
IB	8.32	0.42		(0.77)	(0.35)	(0.54)	—	(0.54)	7.43	(4.56)	77,013	1.01	1.01	5.15		34

Reorganization of Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund

	—Selected Per-Share Data(1)—										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Ultrashort Bond HLS Fund (Acquiring Fund)
For the Year Ended December 31, 2019
IA	$10.10	$0.23	$0.05		$0.28	$(0.19)	$—	$(0.19)	$10.19	2.81%	$393,590	0.45%	0.45%	2.21%	70%
IB	10.09	0.20	0.06		0.26	(0.17)	—	(0.17)	10.18	2.54	57,142	0.70	0.70	1.96	70
For the Year Ended December 31, 2018
IA	$10.06	$0.18	$(0.02)		$0.16	$(0.12)	$—	$(0.12)	$10.10	1.57%	$437,160	0.45%	0.45%	1.77%	51%
IB	10.05	0.15	(0.02)		0.13	(0.09)	—	(0.09)	10.09	1.27	64,859	0.70	0.70	1.52	51
For the Year Ended December 31, 2017
IA	$10.04	$0.10	$—	(5)	$0.10	$(0.08)	$—	$(0.08)	$10.06	1.01%	$460,643	0.45%	0.45%	1.00%	60%
IB	10.02	0.07	0.01	(5)	0.08	(0.05)	—	(0.05)	10.05	0.80	65,424	0.70	0.70	0.75	60

67

	—Selected Per-Share Data(1)—										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
For the Year Ended December 31, 2016
IA	$9.99	$0.06	$0.04		$0.10	$(0.05)	$—	$(0.05)	$10.04	0.97%	$533,091	0.45%	0.45%	0.61%	51%
IB	9.97	0.04	0.02		0.06	(0.01)	—	(0.01)	10.02	0.64	78,658	0.70	0.70	0.35	51
For the Year Ended December 31, 2015
IA	$10.01	$0.03	$(0.02)		$0.01	$(0.03)	$—	$(0.03)	$9.99	0.13%	$611,087	0.43%	0.43%	0.33%	35%
IB	9.98	0.01	(0.02)		(0.01)	—	—	—	9.97	(0.09)	96,970	0.68	0.68	0.08	35
Hartford U.S. Government Securities HLS Fund
For the Year Ended December 31, 2019
IA	$10.05	$0.21	$0.32		$0.53	$(0.27)	$—	$(0.27)	$10.31	5.22%	$265,860	0.51%	0.51%	2.07	44%
IB	10.04	0.19	0.31		0.50	(0.24)	—	(0.24)	10.30	4.93	55,524	0.76	0.76	1.82	44
For the Year Ended December 31, 2018
IA	$10.21	$0.21	$(0.13)		$0.08	$(0.24)	$—	$(0.24)	$10.05	0.85%	$286,243	0.52%	0.52%	2.08%	42%
IB	10.20	0.18	(0.13)		0.05	(0.21)	—	(0.21)	10.04	0.55	59,340	0.77	0.77	1.83	42
For the Year Ended December 31, 2017
IA	$10.30	$0.19	$(0.05)		$0.14	$(0.23)	$—	$(0.23)	$10.21	1.32%	$329,889	0.51%	0.51%	1.79%	109%
IB	10.28	0.16	(0.04)		0.12	(0.20)	—	(0.20)	10.20	1.11	70,185	0.76	0.76	1.54	109
For the Year Ended December 31, 2016
IA	$10.34	$0.18	$(0.02	)(5)	$0.16	$(0.20)	$—	$(0.20)	$10.30	1.54%	$368,740	0.51%	0.51%	1.67%	81%
IB	10.32	0.15	(0.02	)(5)	0.13	(0.17)	—	(0.17)	10.28	1.27	79,489	0.76	0.76	1.42	81
For the Year Ended December 31, 2015
IA	$10.37	$0.16	$—		$0.16	$(0.19)	$—	$(0.19)	$10.34	1.56%	$412,060	0.49%	0.49%	1.53%	42%
IB	10.34	0.13	0.01		0.14	(0.16)	—	(0.16)	10.32	1.35	90,088	0.74	0.74	1.28	42

FINANCIAL HIGHLIGHTS FOOTNOTES

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly.
(4)	Reserved
(5)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was an increase to net investment income per share for $0.01, decrease to net realized and unrealized gain (loss) to investments for $(0.01) and an increase to ratio of net investment income to average net assets of 0.07% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.
(7)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.

68

INDEX OF APPENDICES

Appendix A:	Form of Agreement and Plan of Reorganization

Appendix B:	5% Record Owners of Fund Shares as of July 17, 2020

69

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ___ day of ______, 2020, among Hartford Series Fund, Inc. (the “HSF”), on behalf of its series listed on Exhibit A attached hereto as a corresponding acquiring fund (each series an “Acquiring Fund” and, together, the “Acquiring Funds”); and each of HSF and Hartford HLS Series Fund II, Inc. (“HLS II” and together with “HSF,” the “Companies”), on behalf of their respective series listed on Exhibit A attached hereto as an acquired fund (each series an “Acquired Fund” and, together the “Acquired Funds”). Each of the Companies is a Maryland corporation, with its principal place of business at 690 Lee Road, Wayne, PA 19087. References herein to “Company” refer to the applicable company for which an Acquiring Fund or an Acquired Fund is a series of as set forth on Exhibit A.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”). Each reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of an Acquired Fund to the corresponding Acquiring Fund as set forth on Exhibit A hereto in exchange solely for shares of common stock of the corresponding Acquiring Fund set forth on Exhibit A hereto (“Acquiring Fund Shares”) corresponding to the class of outstanding shares of common stock of the Acquired Fund set forth on Exhibit A (“Acquired Fund Shares”), as described herein, (2) the assumption by the corresponding Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (each such transaction a “Reorganization” and, together, the “Reorganizations”), all upon the terms and conditions hereinafter set forth in this Agreement.

This Agreement provides for multiple Reorganizations and each Reorganization between an Acquired Fund and its corresponding Acquiring Fund shall be treated as if it had been the subject of a separate agreement. Each Acquired Fund and each corresponding Acquiring Fund acting for itself, and not jointly or jointly and severally with any other party.

WHEREAS, the Acquired Funds and the Acquiring Funds are series of HLS II or HSF, each a registered investment company classified as a management company of the open-end type, and each Acquired Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, the Directors of HSF have determined, with respect to each Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the corresponding Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the corresponding Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of HSF or HLS II, as applicable, have determined, with respect to each Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the corresponding Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.             Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2 herein, to the corresponding Acquiring Fund, and the corresponding Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to the corresponding class of Acquired Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.1 herein, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2 herein; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3 herein. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 herein (“Closing Date”).

1.2.             The property and assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, “Assets”). Each Acquired Fund will sell, assign, convey, transfer and deliver to the corresponding Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the corresponding Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution

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that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the corresponding Acquiring Fund.

1.3.             Each Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund shall assume all of the liabilities of the corresponding Acquired Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.             Immediately following the actions contemplated by paragraph 1.1 herein, HSF or HLS II, as applicable, shall take such actions necessary to complete the liquidation of each Acquired Fund. To complete the liquidation, HSF or HLS II, as applicable, on behalf of each Acquired Fund, shall (a) distribute to the Acquired Fund’s shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph 3.1 herein (“Acquired Fund Shareholders”), on a pro rata basis within the class, the corresponding Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 herein, and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of Acquired Fund shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Acquired Fund Shareholders shall, with respect to the class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the respective Acquired Fund, although share certificates representing interests in Acquired Fund Shares will thereafter represent interests in the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. No Acquiring Fund shall issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

1.5.             Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3 herein.

1.6.             Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1.             The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange on the Closing Date, computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to each Acquired Fund and valuation procedures established by the Boards of Directors of the Companies (“Boards”).

2.2.             The net asset value of each Acquiring Fund Share shall be the net asset value per share computed with respect to the corresponding class as of the Closing Date, using the valuation procedures set forth in each Acquiring Fund’s then-current prospectus and statement of additional information, and valuation procedures established by the Boards.

2.3.             The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for an Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the Acquired Fund Shares determined using the same valuation procedures referred to in paragraph 2.1 herein, by the net asset value of the corresponding class of Acquiring Fund Shares, determined in accordance with paragraph 2.2 herein.

2.4.             All computations of value shall be made by Hartford Funds Management Company, LLC (“HFMC”), in its capacity as Fund Accountant for the Companies, and shall be subject to confirmation by the Treasurer of the Companies.

3.	CLOSING AND CLOSING DATE

3.1.             The Closing Date of a Reorganization shall be a date to be determined by an officer of the Companies, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement with respect to a Reorganization (“Closing”) shall be deemed to take place simultaneously at a time immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Companies.

3.2.              Prior to the Closing Date, HSF and HLS II, as applicable, shall issue instructions directing State Street Bank and Trust Company (“Custodian”), to deliver to itself, as Acquiring Fund Custodian, all the Assets of each Acquired Fund

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held by it as Acquired Fund Custodian as of the Closing Date in proper form. Each Acquired Fund may inspect such Assets at the offices of the Custodian prior to the Closing Date. As soon as practicable after the close of business on the Closing Date, the Custodian shall confirm that it has caused to be delivered to itself as Custodian for each Acquiring Fund and in proper form all of the Assets of the corresponding Acquired Fund held by the Custodian as of the Closing Date and also identify any Assets that could not be transferred. To the extent that any Assets of an Acquired Fund, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the corresponding Acquiring Fund’s account with the Custodian at the earliest practicable date thereafter.

3.3.             HSF and HLS II, as applicable, shall direct Hartford Administrative Services Company, in its capacity as transfer agent for each Acquiring Fund and each Acquired Fund (“Transfer Agent”), to deliver to HSF and HLS II, as applicable, at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. An officer of the Transfer Agent shall confirm that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the corresponding Acquiring Fund pursuant to paragraph 1.1 herein prior to the actions contemplated by paragraph 1.4 herein and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the corresponding Acquiring Fund pursuant to paragraph 1.4 herein. At the Closing, the Companies shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect each Reorganization.

3.4.             In the event that on the Closing Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of HFMC or the Boards, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored, or (c) if HFMC determines that that a delay in the Closing Date is in the best interests of the Acquired Fund shareholders due to market conditions or other similar issues.

4.	REPRESENTATIONS AND WARRANTIES

4.1.	Except as has been fully disclosed to an Acquiring Fund prior to the date of this Agreement in writing, HSF or HLS II, as applicable, on behalf of each Acquired Fund, represents and warrants to HSF, on behalf of the corresponding Acquiring Fund, as follows:

(a)             The Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its Articles of Incorporation, as amended from time to time (“Charter”), to own all of its Assets and to carry on its business as it is now being conducted;

(b)            The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)            No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d)            The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)             On the Closing Date, the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

(f)             The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Charter or Bylaws, as amended from time to time, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound;

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(g)            All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)            No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Company’s knowledge, threatened against the Company, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)             The Statement of Assets and Liabilities of the Acquired Fund as of December 31, 2019, and the related Statement of Operations, Statement of Changes in Net Assets, Schedule of Investments and Financial Highlights for the periods then ended, have been audited by Ernst & Young LLP (“EY”), independent registered public accounting firm, included in its report dated February 25, 2020, who issued an unqualified opinion thereon, and present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. generally accepted accounting principles (“GAAP”), and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)             Since December 31, 2019, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund’s investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)            On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of the Company, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)             For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover) for the period ending on the Closing Date;

(m)           All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 herein. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

(n)            The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Company, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)            The information to be furnished by the Acquired Fund for use in registration statements, information statement materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

(p)            The combined information statement/prospectus (“Information Statement”) to be included in the Registration Statement referred to in paragraph 5.4 herein (and any amendment and supplement thereto), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances

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under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (q) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2.               Except as has been fully disclosed to an Acquired Fund prior to the date of this Agreement in writing, HSF, on behalf of each Acquiring Fund, represents and warrants to HSF or HLS II, as applicable, on behalf of the corresponding Acquired Fund, as follows:

(a)       The Acquiring Fund is duly organized as a series of HSF, which is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, with power under the Charter to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of HSF’s Charter or Bylaws, as amended from time to time, or of any agreement, indenture, instrument, contract, lease or other undertaking to which HSF, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which HSF, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)       No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against HSF, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(g)       The Statement of Assets and Liabilities of the Acquiring Fund as of December 31, 2019, and the related Statement of Operations, Statement of Changes in Net Assets, Schedule of Investments and Financial Highlights for the periods then ended, have been audited by EY, independent registered public accounting firm, included in its report dated February 25, 2020, who issued an unqualified opinion thereon, and present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h)       Since December 31, 2019, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness other than in the ordinary course in accordance with the Acquiring Fund’s investment restrictions. For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(i)       On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of HSF no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code;

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(k)       All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by HSF and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(l)        The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Directors of HSF, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of HSF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m)      The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(n)       The information to be furnished by the Acquiring Fund for use in registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(o)       The Information Statement to be included in the Registration Statement referred to in paragraph 5.4 herein (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	COVENANTS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

5.1.           Each Acquiring Fund and the corresponding Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include (a) the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable; and (b) the repositioning of the corresponding Acquired Fund’s portfolio.

5.2.             The Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3.             Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4.             Each Acquired Fund has provided the corresponding Acquiring Fund with information reasonably necessary for the preparation of the Information Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.5.             Each Acquiring Fund and the corresponding Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6.             HSF or HLS II, as applicable, on behalf of each Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of the Acquired Fund of the Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of the Acquiring Fund of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

5.7.             Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

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6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of HSF or HLS II, as applicable, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at HSF’s election, to the performance by HSF, on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.             All representations and warranties of HSF, on behalf of each Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.             Each Acquiring Fund shall have delivered to the corresponding Acquired Fund a certificate executed by HSF’s President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.             HSF, on behalf of each Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.             The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of HSF, on behalf of each Acquiring Fund, to consummate the transactions provided for herein shall be subject, at HSF’s election, to the performance by HSF or HLS II, as applicable, on behalf of each Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.             All representations and warranties of HSF or HLS II, as applicable, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.             Each Acquired Fund shall have delivered to the corresponding Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of HSF or HLS II, as applicable;

7.3.             Each Acquired Fund shall have delivered to the corresponding Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of the Company, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.             HSF or HLS II, as applicable, on behalf of each Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by HSF or HLS II, as applicable, on behalf of each Acquired Fund, on or before the Closing Date;

7.5.             The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein; and

7.6.             Each Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to an Acquired Fund, HSF or HLS II, as applicable, may, at its option, refuse to consummate the transactions contemplated by this Agreement. If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to an Acquiring Fund, HSF may, at its option, refuse to consummate the transactions contemplated by this Agreement:

8.1.             The Agreement and the transactions contemplated herein shall have been approved by the Board of Directors of HSF and HLS II, as applicable, and each party shall have delivered to the other certified copies of the resolutions evidencing such approval;

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8.2.             On the Closing Date no action, suit or other proceeding shall be pending or, to the Companies’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.             All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by HSF and HLS II, as applicable, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or its corresponding Acquired Fund;

8.4.             The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.             With respect to each Reorganization, HSF and HLS II, as applicable, shall have received the opinion of counsel substantially to the effect that either, (1) based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes or (2) assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for United States federal income tax purposes with respect to contract owners whose contract values are determined by investment in shares of the Acquired Fund. The delivery of such opinion is conditioned upon receipt by counsel to the respective Company of representations it shall request of the respective Company. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph.

9.	INDEMNIFICATION

9.1.             HSF, out of the respective Acquiring Fund’s assets and property (including any amounts paid to the respective Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the corresponding Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the corresponding Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the respective Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the respective Acquiring Fund is not in violation of any applicable law.

9.2.             HSF or HLS II, as applicable, out of the respective Acquired Fund’s assets and property (including any amounts paid to the respective Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the corresponding Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the corresponding Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the respective Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the respective Acquired Fund is not in violation of any applicable law.

10.	BROKERAGE FEES AND EXPENSES

10.1.         HSF, on behalf of each Acquiring Fund, and HSF or HLS II, as applicable, on behalf of each Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.	With respect to each Reorganization, the Acquired Fund will bear the costs of the Reorganization. Reorganization costs include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of this Combined Information Statement/Prospectus, (2) the preparation of the registration statement and other shareholder communications and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; and (3) legal, audit, custodial and other fees incurred in connection with the Reorganizations. Fees and expenses incurred directly by an Acquired Fund will be allocated to that Fund. Fees and expenses incurred on behalf of multiple Acquired Funds, such as legal fees and the costs of preparing (but not printing and mailing) the Combined Information Statement/Prospectus, will be allocated among participating Acquired Funds equally.

A-8

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.         HSF and HLS II, as applicable, have not made any representation, warranty or covenant, on behalf of an Acquired Fund or an Acquiring Fund, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between each Acquiring Fund and the corresponding Acquired Fund with respect to the Reorganization.

11.2.         The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each Acquired Fund and the corresponding Acquiring Fund in paragraphs 9.1 and 9.2 shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by one or more Acquired Funds and Acquiring Funds by resolution of the Board of Directors of HSF or HLS II, Inc., as applicable, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable. The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Companies.

14.	HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.         The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.         This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.3.         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

[Remainder of Page Intentionally Left Blank]

A-9

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

HARTFORD SERIES FUND, INC., ON BEHALF OF ITS SERIES LISTED ON EXHIBIT A ATTACHED HERETO AS A CORRESPONDING ACQUIRING FUND

By:

Name:

Title:

HARTFORD SERIES FUND, INC., ON BEHALF OF ITS RESPECTIVE SERIES LISTED ON EXHIBIT A ATTACHED HERETO AS AN ACQUIRED FUND

By:

Name:

Title:

HARTFORD HLS SERIES FUND II, INC., ON BEHALF OF ITS RESPECTIVE SERIES LISTED ON EXHIBIT A ATTACHED HERETO AS AN ACQUIRED FUND

By:

Name:

Title:

A-10

EXHIBIT A

Acquired Fund and Acquired Fund Share Class	Corresponding Acquiring Fund and Corresponding Acquiring Fund Share Class
Hartford Global Growth HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB	Hartford Disciplined Equity HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB
Hartford Growth Opportunities HLS Fund, a series of Hartford HLS Series Fund II, Inc. Class IA Class IB Class IC	Hartford Disciplined Equity HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB Class IC*
Hartford MidCap Growth HLS Fund, a series of Hartford HLS Series Fund II, Inc. Class IA Class IB	Hartford MidCap HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB
Hartford MidCap Value HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB	Hartford MidCap HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB
Hartford Value HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB	Hartford Dividend and Growth HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB
Hartford High Yield HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB	Hartford Total Return Bond HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB
Hartford U.S. Government Securities HLS Fund, a series of Hartford HLS Series Fund II, Inc. Class IA Class IB	Hartford Ultrashort Bond HLS Fund, a series of Hartford Series Fund, Inc. Class IA Class IB

* Class IC shares will commence operations on the Closing Date.

A-11

APPENDIX B: 5% RECORD OWNERS OF FUND SHARES AS OF July 17, 2020

To the knowledge of the Funds, as of July 17, 2020, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of an Acquiring Fund or an Acquired Fund.

[to be updated]

B-1

PART B

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 24, 2020

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc.

690 Lee Road

Wayne, Pennsylvania 19087

Statement of Additional Information

[July 24], 2020

This Statement of Additional Information relates to the reorganization of each Acquired Fund set forth in the table below with and into the corresponding Acquiring Fund set forth below (each, a “Reorganization” and collectively, the “Reorganizations”) pursuant to an Agreement and Plan of Reorganization (the “Plan”).

Acquired Fund and Share Class	Corresponding Acquiring Fund and Share Class
Hartford Global Growth HLS Fund* Class IA Class IB	Hartford Disciplined Equity HLS Fund* Class IA Class IB
Hartford Growth Opportunities HLS Fund** Class IA Class IB Class IC	Hartford Disciplined Equity HLS Fund* Class IA Class IB Class IC***
Hartford MidCap Growth HLS Fund** Class IA Class IB	Hartford MidCap HLS Fund* Class IA Class IB
Hartford MidCap Value HLS Fund* Class IA Class IB	Hartford MidCap HLS Fund* Class IA Class IB
Hartford Value HLS Fund* Class IA Class IB	Hartford Dividend and Growth HLS Fund* Class IA Class IB
Hartford High Yield HLS Fund* Class IA Class IB	Hartford Total Return Bond HLS Fund* Class IA Class IB
Hartford U.S. Government Securities HLS Fund** Class IA Class IB	Hartford Ultrashort Bond HLS Fund* Class IA Class IB

*  The fund is a series of Hartford Series Fund, Inc., a Maryland corporation, registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

** The fund is a series of Hartford HLS Series Fund II, Inc., a Maryland corporation, registered with the SEC as an open-end management investment company.

*** Class IC shares of the Hartford Disciplined Equity HLS Fund is a newly created class that will commence operations upon the closing of the reorganization.

With respect to each Reorganization, the Plan provides for:

•	The transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date (“Valuation Time”);

•	The assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund; and

•	The distribution of shares of the corresponding Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

An Acquiring Fund, following completion of the Reorganization(s), may be referred to as the “Combined Fund.” Each Acquired Fund and the corresponding Acquiring Fund may be referred to herein as a “Fund” and collectively, the “Funds.”

This Statement of Additional Information consists of this cover page, the accompanying pro forma financial information and related notes, and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated by reference herein:

(1)

The Combined Statement of Additional Information for the Acquired Funds (Class IA, Class IB and Class IC, as applicable) and the Acquiring Funds (Class IA and Class IB) dated May 1, 2020, as may be amended, supplemented or restated (HSF File Nos. 333-45431 and 811-08629 and HLS II File Nos. 033-03920 and 811-04615) with respect to the information that pertains to each Acquired Fund and each Acquiring Fund only; and

(2)	Statement of Additional Information for Class IC shares of the Hartford Disciplined Equity HLS Fund dated June 23, 2020, as may be amended, supplemented or restated (File Nos. 333-45431 and 811-08629) (the “Class IC Statement of Additional Information”)

(3)	The Financial Statements of each Acquired Fund and each Acquiring Fund as included in its Annual Report filed for the year ended December 31, 2019 (HSF File Nos. 333-45431 and 811-08629 and HLS II File Nos. 033-03920 and 811-04615)

This Statement of Additional Information is not a prospectus. A Combined Information Statement/Prospectus (the “Information Statement/Prospectus”) dated [July 24], 2020, relating to the transactions may be obtained, without charge, by writing to Hartford HLS Funds, P.O. Box 219060, Kansas City, MO 64121-9060 or calling 1-888-843-7824. This Statement of Additional Information should be read in conjunction with the Information Statement/Prospectus.

For additional information, see the Funds’ Annual Report dated December 31, 2019.

PRO FORMA FINANCIAL Information (Unaudited)

The unaudited pro forma financial information, set forth in narrative format below, is presented for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if each Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the corresponding Acquiring Fund for the 12-month period ended December 31, 2019. In addition, the unaudited pro forma financial information does not purport to be indicative of the financial position or results of operations that may occur in the future. The pro forma financial information provided herein should be read in conjunction with the Annual Report, which is on file with the SEC and is available at no charge.

Narrative Description of the Pro Forma Effects of each Reorganization.

Note 1 – Reorganizations

The unaudited pro forma information has been prepared to give effect to each Reorganization of the Acquired Fund into the corresponding Acquiring Fund pursuant to the Plan as if the Reorganization had occurred as of the beginning of the 12-month period ended on December 31, 2019:

Acquired Fund	Corresponding Acquiring Fund
Hartford Global Growth HLS Fund*	Hartford Disciplined Equity HLS Fund*
Hartford Growth Opportunities HLS Fund**	Hartford Disciplined Equity HLS Fund*
Hartford MidCap Growth HLS Fund**	Hartford MidCap HLS Fund*
Hartford MidCap Value HLS Fund*	Hartford MidCap HLS Fund*
Hartford Value HLS Fund*	Hartford Dividend and Growth HLS Fund*
Hartford High Yield HLS Fund*	Hartford Total Return Bond HLS Fund*
Hartford U.S. Government Securities HLS Fund**	Hartford Ultrashort Bond HLS Fund*

* The fund is a series of Hartford Series Fund, Inc.

** The fund is a series of Hartford HLS Series Fund II, Inc.

Each Reorganization does not require shareholder approval. With respect to each Reorganization, the Acquiring Fund will be the accounting survivor. The pro forma financial information provided herein should be read in conjunction with the Annual Report, which is on file with the SEC and is available at no charge.

Note 2 – Basis of Pro Forma

Shares of the Acquired Funds are offered only through variable annuity and variable life products and qualified plans. Because these products allow tax-free treatment for transactions within such products, contract owners and plan participants are not expected to recognize any gain or loss for federal income tax purposes on the exchange of shares of an Acquired Fund for shares of the corresponding Acquiring Fund. Each Reorganization will be accomplished by the transfer of all the assets and all the liabilities of an Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund, the pro-rata distribution of such shares to the shareholders of the Acquired Fund, and liquidation and termination of the Acquired Fund.

With respect to each Reorganization, the Acquired Fund will bear the Reorganization Costs and the pro forma net asset adjustments reflect the estimated Reorganization Costs as reflected in Note 5 below. The tables below show the number of shares of each class of each Acquiring Fund that the corresponding Acquired Fund shareholders would have received had the Reorganization occurred on

December 31, 2019:

(1)	Reorganizations of Hartford Global Growth HLS Fund and Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund

	Hartford Global Growth HLS Fund (Acquired Fund)	Hartford Growth Opportunities HLS Fund (Acquired Fund)	Hartford Disciplined Equity HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford Disciplined Equity HLS Fund (Pro Forma Combined Fund)
Shares Outstanding
Class IA	15,732,540	39,208,158	35,929,385	59,503,145	150,373,228
Class IB	2,947,731	4,588,742	5,090,736	7,292,906	19,920,115
Class IC	n/a	1,541,368	n/a*	1,747,355*	3,288,723*

* Class IC shares will commence operations upon the Closing of the Reorganization. Class IA net asset value per share was used to calculate the Pro Forma amounts.

(2)	Reorganizations of Hartford MidCap Growth HLS Fund and Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund

	Hartford MidCap Growth HLS Fund (Acquired Fund)	Hartford MidCap Value HLS Fund (Acquired Fund)	Hartford MidCap HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford MidCap HLS Fund (Pro Forma Combined Fund)
Shares Outstanding
Class IA	10,627,009	22,150,576	53,586,100	(24,013,169)	62,350,516
Class IB	1,899,579	6,569,004	1,491,944	(6,072,915)	3,887,612

(3)	Reorganization of Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund

	Hartford Value HLS Fund (Acquired Fund)	Hartford Dividend and Growth HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford Dividend and Growth HLS Fund (Pro Forma Combined Fund)
Shares Outstanding
Class IA	26,603,583	132,062,066	(9,300,943)	149,364,706
Class IB	4,318,530	17,898,220	(1,498,397)	20,718,353

(4)	Reorganization of Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund

	Hartford High Yield HLS Fund (Acquired Fund)	Hartford Total Return Bond HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford Total Return Bond HLS Fund (Pro Forma Combined Fund)
Shares Outstanding
Class IA	23,953,808	163,753,048	(7,130,653)	180,576,203
Class IB	7,444,155	18,838,969	(2,284,963)	23,998,161

(5)	Reorganization of Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund

	Hartford U.S. Government Securities HLS Fund (Acquired Fund)	Hartford Ultrashort Bond HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford Ultrashort Bond HLS Fund (Pro Forma Combined Fund)
Shares Outstanding
Class IA	25,783,227	38,639,573	298,591	64,721,391
Class IB	5,389,184	5,612,728	63,275	11,065,187

In accordance with U.S. generally accepted accounting principles, for financial reporting purposes, the historical cost basis of the investments received from each Acquired Fund will be carried forward to the surviving fund (which will be the Acquiring Fund). The tables below set forth the net assets of each Fund and the pro forma net assets of each Combined Fund as of December 31, 2019:

(1)	Reorganizations of Hartford Global Growth HLS Fund and Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund

	Hartford Global Growth HLS Fund (Acquired Fund)	Hartford Growth Opportunities HLS Fund (Acquired Fund)	Hartford Disciplined Equity HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford Disciplined Equity HLS Fund (Pro Forma Combined Fund)
Net Assets	$519,448,803	$1,594,673,547	$653,912,809	(222,251)	$2,767,812,908

(2)	Reorganizations of Hartford MidCap Growth HLS Fund and Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund

	Hartford MidCap Growth HLS Fund (Acquired Fund)	Hartford MidCap Value HLS Fund (Acquired Fund)	Hartford MidCap HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford MidCap HLS Fund (Pro Forma Combined Fund)
Net Assets	$102,264,276	$320,829,692	$2,100,205,650	(156,084)	$2,523,143,534

(3)	Reorganization of Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund

	Hartford Value HLS Fund (Acquired Fund)	Hartford Dividend and Growth HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford Dividend and Growth HLS Fund (Pro Forma Combined Fund)
Net Assets	$444,070,563	$3,309,556,224	(98,156)	$3,753,528,631

(4)	Reorganization of Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund

	Hartford High Yield HLS Fund (Acquired Fund)	Hartford Total Return Bond HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford Total Return Bond HLS Fund (Pro Forma Combined Fund)
Net Assets	$251,266,199	$2,087,520,144	(97,698)	$2,338,688,645

(5)	Reorganization of Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund

	Hartford U.S. Government Securities HLS Fund (Acquired Fund)	Hartford Ultrashort Bond HLS Fund (Acquiring Fund)	Pro Forma Adjustments	Hartford Ultrashort Bond HLS Fund (Pro Forma Combined Fund)
Net Assets	$321,384,449	$450,731,823	(104,685)	$772,011,587

Note 3 – Pro Forma Expense Adjustments

The tables below reflect adjustments to annual expenses made to the pro forma financial information as if each Reorganization had been in effect on the first day of the 12-month period ended December 31, 2019, using the fees and expenses information shown in the Information Statement/Prospectus. With respect to each table below, the pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund(s) and the corresponding Acquiring Fund and has been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the combined net assets as of December 31, 2019. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

No significant accounting policies will change as a result of each Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. Except as noted in the footnotes below, no significant changes to any existing contracts of the Acquiring Fund are expected as a result of each Reorganization.

(1)	Reorganizations of Hartford Global Growth HLS Fund and Hartford Growth Opportunities HLS Fund into Hartford Disciplined Equity HLS Fund

Expense Type	Expense Change (dollars)	Expense Change (%) (basis points)
Management Fees(1)	-$2,202,641	-0.08% (-8 basis points)
Audit(2)	-$58,006	0.00% (0 basis points)
Blue Sky (Registration)(2)	-$65,618	0.00% (0 basis points)
Board of Director Fees(3)	$0	0.00% (0 basis points)
Prepaid Insurance(3)	$0	0.00% (0 basis points)
SEC Registration(3)	$0	0.00% (0 basis points)
Printing & Postage(3)	$0	0.00% (0 basis points)
Miscellaneous Fees(2)	-$12,267	0.00% (0 basis points)
Legal(3)	$0	0.00% (0 basis points)
Fund Accounting(3)	$0	0.00% (0 basis points)
Pricing Fees(3)	$0	0.00% (0 basis points)
Custody Expense(3)	$0	0.00% (0 basis points)
Transfer Agent Class IA(2)	-$7,943	0.00% (0 basis points)
Transfer Agent Class IB(2)	-$1,201	0.00% (0 basis points)
Transfer Agent Class IC(2)	-$56	0.00% (0 basis points)
Total Expense Adjustments	-$2,347,732	-0.08% (-8 basis points)

(1)	Pro Forma management fees reflect the application of the Acquiring Fund’s management fee schedule that will be effective upon the closing of the Reorganizations, which is lower than that of the Acquired Funds and the current management fee schedule of the Acquiring Fund. These fees are asset based.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganizations.
(3)	These expenses for the Acquired Funds and the Acquiring Fund together equal the Combined Fund Pro Forma expenses.

(2)	Reorganizations of Hartford MidCap Growth HLS Fund and Hartford MidCap Value HLS Fund into Hartford MidCap HLS Fund

Expense Type	Expense Change (dollars)	Expense Change (%) (basis points)
Management Fees(1)	-$700,835	-0.03% (-3 basis points)
Audit(2)	-$42,641	0.00% (0 basis points)
Blue Sky (Registration)(2)	-$69,325	0.00% (0 basis points)
Board of Director Fees(3)	$0	0.00% (0 basis points)
Prepaid Insurance(3)	$0	0.00% (0 basis points)
SEC Registration(3)	$0	0.00% (0 basis points)
Printing & Postage(3)	$0	0.00% (0 basis points)
Miscellaneous Fees(2)	-$7,865	0.00% (0 basis points)
Legal(3)	$0	0.00% (0 basis points)
Fund Accounting(3)	$0	0.00% (0 basis points)
Pricing Fees(3)	$0	0.00% (0 basis points)
Custody Expense (3)	$0	0.00% (0 basis points)
Transfer Agent Class IA(2)	-$7,594	0.00% (0 basis points)
Transfer Agent Class IB(2)	-$1,606	0.00% (0 basis points)
Total Expense Adjustments	-$829,866	-0.03% (-3 basis points)

(1)	Pro Forma management fees reflect the application of the Acquiring Fund’s management fee schedule, which is lower than that of the Acquired Funds. These fees are asset based.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganizations.
(3)	These expenses for the Acquired Funds and the Acquiring Fund together equal the Combined Fund Pro Forma expenses.

(3)	Reorganization of Hartford Value HLS Fund into Hartford Dividend and Growth HLS Fund

Expense Type	Expense Change (dollars)	Expense Change (%) (basis points)
Management Fees(1)	-$848,049	-0.02% (-2 basis points)
Audit(2)	-$21,241	0.00% (0 basis points)
Blue Sky (Registration)(2)	-$33,771	0.00% (0 basis points)
Board of Director Fees(3)	$0	0.00% (0 basis points)
Prepaid Insurance(3)	$0	0.00% (0 basis points)
SEC Registration(3)	$0	0.00% (0 basis points)
Printing & Postage(3)	$0	0.00% (0 basis points)
Miscellaneous Fees(2)	-$4,306	0.00% (0 basis points)

Expense Type	Expense Change (dollars)	Expense Change (%) (basis points)
Legal(3)	$0	0.00% (0 basis points)
Fund Accounting(3)	$0	0.00% (0 basis points)
Pricing Fees(3)	$0	0.00% (0 basis points)
Custody Expense(3)	$0	0.00% (0 basis points)
Transfer Agent Class IA(2)	-$3,946	0.00% (0 basis points)
Transfer Agent Class IB(2)	-$654	0.00% (0 basis points)
Total Expense Adjustments	-$911,967	-0.02% (-2 basis points)

(1)	Pro Forma management fees reflect the application of the Acquiring Fund’s management fee schedule that will be effective upon the closing of the Reorganization, which is the same as the Acquired Fund and lower than the current management fee schedule of the Acquiring Fund. These fees are asset based.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(3)	These expenses for the Acquired Fund and the Acquiring Fund together equal the Combined Fund Pro Forma expenses.

(4)	Reorganization of Hartford High Yield HLS Fund into Hartford Total Return Bond HLS Fund

Expense Type	Expense Change (dollars)	Expense Change (%) (basis points)
Management Fees(1)	-$636,378	-0.03% (-3 basis points)
Audit(2)	-$30,619	0.00% (0 basis points)
Blue Sky (Registration)(2)	-$31,809	0.00% (0 basis points)
Board of Directors Fees(3)	$0	0.00% (0 basis points)
Prepaid Insurance(3)	$0	0.00% (0 basis points)
SEC Registration(3)	$0	0.00% (0 basis points)
Printing & Postage(3)	$0	0.00% (0 basis points)
Miscellaneous Fees(2)	-$5,897	0.00% (0 basis points)
Legal(3)	$0	0.00% (0 basis points)
Fund Accounting(3)	$0	0.00% (0 basis points)
Pricing Fees(3)	$0	0.00% (0 basis points)
Custody Expense(3)	$0	0.00% (0 basis points)
Transfer Agent Class IA(2)	-$3,526	0.00% (0 basis points)
Transfer Agent Class IB(2)	-$1,074	0.00% (0 basis points)
Total Expense Adjustments	-$709,303	-0.03% (-3 basis points)

(1)	Pro Forma management fees reflect the application of the Acquiring Fund’s management fee schedule, which is lower than that of the Acquired Fund. These fees are asset based.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(3)	These expenses for the Acquired Fund and the Acquiring Fund together equal the Combined Fund Pro Forma expenses.

(5)	Reorganization of Hartford U.S. Government Securities HLS Fund into Hartford Ultrashort Bond HLS Fund

Expense Type	Expense Change (dollars)	Expense Change (%) (basis points)
Management Fees(1)	-$166,093	-0.02% (-2 basis points)
Audit(2)	-$44,383	-0.01% (-1 basis points)
Blue Sky (Registration)(2)	-$35,327	0.00% (0 basis points)
Board of Directors Fees(3)	$0	0.00% (0 basis points)
Prepaid Insurance(3)	$0	0.00% (0 basis points)
SEC Registration(3)	$0	0.00% (0 basis points)
Printing & Postage(3)	$0	0.00% (0 basis points)
Miscellaneous Fees(2)	-$5,129	0.00% (0 basis points)
Legal(3)	$0	0.00% (0 basis points)
Fund Accounting(3)	$0	0.00% (0 basis points)
Pricing Fees(3)	$0	0.00% (0 basis points)
Custody Expense(3)	$0	0.00%(0 basis points)
Transfer Agent Class IA(2)	-$3,898	0.00% (0 basis points)
Transfer Agent Class IB(2)	-$702	0.00% (0 basis points)
Total Expense Adjustments	-$255,532	-0.03% (-3 basis points)

(1)	Pro Forma management fees reflect the application of the Acquiring Fund’s management fee schedule, which is lower than that of the Acquired Fund. These fees are asset based.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(3)	These expenses for the Acquired Fund and the Acquiring Fund together equal the Combined Fund Pro Forma expenses.

Note 4 – Portfolio Repositioning

In connection with each Reorganization, it is anticipated that the Acquired Fund will be repositioned prior to the closing of the Reorganization. With respect to each of Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford

MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund Reorganizations, the sub-adviser plans on selling portfolio securities and purchasing securities to more closely align the portfolio with the corresponding Acquiring Fund prior to the Reorganization. With respect to each of these Acquired Funds, it is anticipated that the purchase of such securities will be consistent with the principal investment strategies of the Acquired Fund and the corresponding Acquiring Fund. With respect to each of these Reorganizations, cash and cash equivalents transferred as part of the Reorganization would be reinvested by the Acquiring Fund consistent with its principal investment strategy. The chart below indicates the anticipated percentage of each of these Acquired Funds’ portfolio to be sold in advance of the Reorganization based on assets as of December 31, 2019 and the estimated brokerage commissions and other transaction costs associated with the sale of such investments.

Acquired Funds	Estimated Percentage of Portfolio Securities to be Sold	Estimated Transaction Costs (dollars and basis points (as a percentage of the Acquired Fund’s assets))
Hartford Global Growth HLS Fund	72%	$62,000 (1 basis point)
Hartford Growth Opportunities HLS Fund	88%	$270,000 (2 basis points)
Hartford MidCap Growth HLS Fund	87%	$11,000 (1 basis point)
Hartford MidCap Value HLS Fund	90%	$64,000 (2 basis points)
Hartford Value HLS Fund	56%	$36,000 (1 basis point)

With respect to Hartford High Yield HLS Fund and Hartford U.S. Government Securities HLS Fund Reorganizations, the sub-adviser plans on selling substantially all of the portfolio prior to the Reorganization and transferring cash and cash equivalents to the corresponding Acquiring Fund. The cash and cash equivalents transferred as part of such Reorganization would be reinvested by the Acquiring Fund consistent with its principal investment strategy. The chart below indicates the anticipated percentage of each of these Acquired Funds’ portfolio to be sold in advance of the Reorganization based on assets as of December 31, 2019 and the estimated average spread costs associated with the sale of such investments.

Acquired Funds	Estimated Percentage of Portfolio Securities to be Sold	Estimated Average Spread Cost
Hartford High Yield HLS Fund	99%	30-50 basis points
Hartford U.S. Government Securities HLS Fund	99%	3-6 basis points

The actual amounts of brokerage commissions and other transaction costs may change at the time of a Reorganization based on market conditions and other factors. Although capital gains may be generated as a result of the portfolio repositioning, the portfolio repositioning is not expected to result in taxable distributions for federal income tax purposes to the Contract Owners and Plan Participants that invest in the Funds due to the tax deferred nature of such accounts. Please consult your financial or tax advisor for information regarding the tax consequences, if any, applicable to your investment.

Note 5 – Reorganization Costs

With respect to each Reorganization, the Acquired Fund will bear the costs of the Reorganization. Reorganization costs include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of the Information Statement/Prospectus; (2) the preparation of the registration statement and other shareholder communications and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; and (3) legal, audit, custodial and other fees incurred in connection with the Reorganizations (the “Reorganization Costs”). Fees and expenses incurred directly by an Acquired Fund will be allocated to that Fund. Fees and expenses incurred on behalf of multiple Acquired Funds, such as legal fees and the costs of preparing (but not printing and mailing) the Information Statement/Prospectus, will be allocated among participating Acquired Funds equally. The estimated Reorganization Costs expected to be borne by each Acquired Fund are set forth in the chart below.

Acquired Funds	Estimated Costs
Hartford Global Growth HLS Fund	$100,681
Hartford Growth Opportunities HLS Fund	$121,570
Hartford MidCap Growth HLS Fund	$69,130
Hartford MidCap Value HLS Fund	$86,954
Hartford Value HLS Fund	$98,156
Hartford High Yield HLS Fund	$97,698
Hartford U.S. Government Securities HLS Fund	$104,685

The estimated costs of each Reorganization shown above do not reflect any brokerage commissions and transaction costs expected to be incurred by an Acquired Fund in connection with any portfolio repositioning.

Note 6 – Accounting Survivor

Each Acquiring Fund will be the accounting survivor.

Hartford Series Fund, Inc.

PART C

OTHER INFORMATION

Item 15. Indemnification

The relevant portion of Article V of the Articles of Restatement provides: (f) The Registrant shall indemnify (i) its directors and officers, whether serving the Registrant or at its request any other entity, to the full extent required or permitted by the Maryland General Corporation Law and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Registrant or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i) ,or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Section (g) under Article V of the Articles of Restatement states To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Registrant shall be personally liable to the Registrant or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Registrant or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and

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is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 16.	Exhibits
1.(i)	Articles of Restatement, dated July 9, 2010 (incorporated by reference to Post-Effective Amendment No. 78 filed on February 14, 2011)
1.(ii)	Articles Supplementary, dated February 25, 2011 (incorporated by reference to Post-Effective Amendment No. 79 filed on April 29, 2011)
1.(iii)	Articles of Amendment, dated July 14, 2011 (incorporated by reference to Post-Effective Amendment No. 92 filed on April 27, 2012)
1.(iv)	Articles of Amendment, dated June 27, 2012 (incorporated by reference to Post-Effective Amendment No. 99 filed on February 15, 2013)
1.(v)	Articles of Amendment, dated October 10, 2013 (incorporated by reference to Post-Effective Amendment No. 112 filed on April 18, 2014)
1.(xi)	Articles Supplementary, dated April 15, 2014 (incorporated by reference to Post-Effective Amendment No. 112 filed on April 18, 2014)
1.(xii)	Articles Supplementary, dated August 10, 2016 (incorporated by reference to Post-Effective Amendment No. 123 filed on April 11, 2017)
1.(xiii)	Articles of Amendment, dated October 4, 2018 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)
a.(ix)	Articles Supplementary, dated May 22, 2020 (incorporated by reference to Post-Effective Amendment No. 131 filed on June 23, 2020)
2.	Amended and Restated Bylaws, dated May 2, 2017 (incorporated by reference to Post-Effective Amendment No. 125 filed on April 16, 2018)
3.	Not Applicable
4.	Form of Agreement and Plan of Reorganization is incorporated herein as Appendix A to the Combined Information Statement/Prospectus
5.	Not Applicable
6.(i).a	Investment Management Agreement between Hartford Funds Management Company, LLC, the Registrant and Hartford HLS Series Fund II, Inc., dated March 14, 2016 (incorporated by reference to Post-Effective Amendment No. 123 filed on April 11, 2017)
6.(i).b	Schedules A and B dated January 1, 2020 to the Investment Management Agreement dated March 15, 2016 (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)
6.(ii).a	Amended and Restated Investment Management Fee Waiver Agreement for Hartford High Yield HLS Fund, Hartford Balanced HLS Fund and Hartford MidCap Value HLS Fund, dated January 1, 2020 (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)
6.(iv)	Sub-Advisory Agreement with Wellington Management Company LLP, dated August 2, 2017 (incorporated by reference to Post-Effective Amendment No. 125 filed on April 16, 2018)

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7.(i).a	Form of Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 112 filed on April 18, 2014)
7.(i).b	Amendment Number 1 to Principal Underwriting Agreement, dated August 6, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)
7.(i).c	Amendment Number 2 to Principal Underwriting Agreement, dated October 20, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)
7.(i).d	Amendment Number 3 to Principal Underwriting Agreement, dated March 30, 2016 (incorporated by reference to Post-Effective Amendment No. 121 filed on April 5, 2016)
7.(i).e	Form of Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)
7.(ii).a	Form of Selling Agreement (incorporated by reference to Post-Effective Amendment No. 125 filed on April 16, 2018)
7.(ii).b	Form of Participation Agreement (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)
8.	Not Applicable
9.(i).a	Custodian Agreement with State Street Bank and Trust Company, dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)
9.(i).b	Amendment Number 1 to the Custodian Agreement, dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)
9.(ii)	Amendment Number 2 to the Custodian Agreement, dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)
10.(i)	Amended and Restated Rule 12b-1 Distribution Plan related to Class IB Shares, dated October 20, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)
10.(ii)	Rule 12b-1 Distribution Plan related to Class IC Shares, dated February 5, 2014, as amended May 6, 2020 (incorporated by reference to Post-Effective Amendment No. 131 filed on June 23, 2020)
10.(iii)	Amended and Restated Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 131 filed on June 23, 2020)
11.	Opinion and Consent of Counsel as to legality of the securities being registered (filed herewith)
12.	Opinion and Consent of Dechert LLP as to tax matters (to be filed by subsequent amendment)
13.(i).a	Amended and Restated Share Purchase Agreement – Hartford Life Insurance Company, dated April 21, 2003 (incorporated by reference to Post-Effective Amendment No. 20 filed on April 30, 2003)
13.(i).b	Amended and Restated Share Purchase Agreement – Hartford Life and Annuity Insurance Company, dated April 21, 2003 (incorporated by reference to Post-Effective Amendment No. 20 filed on April 30, 2003)
13.(i).c	Share Purchase Agreement – First Fortis Life Insurance Company, dated May 1, 2003 (incorporated by reference to Post-Effective Amendment No. 25 filed on August 12, 2003)
13.(i).d	Share Purchase Agreement – Fortis Benefits Insurance Company, dated May 1, 2003 (incorporated by reference to Post-Effective Amendment No. 25 filed on August 12, 2003)

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13.(ii)	Transfer Agency and Service Agreement between the Registrant and Hartford HLS Series Fund II, Inc. and Hartford Administrative Services Company, dated December 1, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)
13.(iii).a	Fund Accounting Agreement, dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 118 filed on April 10, 2015)
13.(iii).b	Amendment One to Fund Accounting Agreement, dated May 29, 2015 (incorporated by reference to Post-Effective Amendment No. 121 filed on April 5, 2016)
13.(iii).c	Amendment Two to Fund Accounting Agreement, dated December 21, 2015 (incorporated by reference to Post-Effective Amendment No. 121 filed on April 5, 2016)
13.(iii).d	Amendment Three to Fund Accounting Agreement, dated February 29, 2016 (incorporated by reference to Post-Effective Amendment No. 121 filed on April 5, 2016)
13.(iii).e	Amendment Six to Fund Accounting Agreement, dated February 24, 2017 (incorporated by reference to Post-Effective Amendment No. 123 filed on April 11, 2017)
13.(iii).f	Amendment Seven to Fund Accounting Agreement, dated November 16, 2017 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)
13.(iii).g	Amendment Eight to Fund Accounting Agreement, dated March 1, 2019 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)
13.(iii).h	Amendment Nine to Fund Accounting Agreement, dated May 29, 2019 (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)
13.(iii).i	Form of Amendment Ten to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)
13.(iii).j	Form of Amendment Eleven to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)
13.(iv)	Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A., dated October 1, 2019 (incorporated by reference to Post-Effective Amendment No. 129 filed on April 15, 2020)
14.	Consent of Independent Registered Public Accounting Firm (filed herewith)
15.	Not Applicable
16.	Powers of Attorney (filed herewith)
17.(i)	Code of Ethics of Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and The Hartford-Sponsored Funds, dated May 1, 2020 (incorporated by reference to Post-Effective Amendment No. 131 filed on June 23, 2020)
17.(ii)	Code of Ethics of Wellington Management Company LLP, dated April 30, 2017 (incorporated by reference to Post-Effective Amendment No. 127 filed on April 12, 2019)

Item 17. Undertakings

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable

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registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the city of Wayne and Commonwealth of Pennsylvania, on the 24th day of June 2020.

HARTFORD SERIES FUND, INC.

By:	/s/ James E. Davey*
James E. Davey
President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey*	Director, President and Chief Executive Officer	June 24, 2020
James E. Davey

/s/ Amy N. Furlong*	Treasurer	June 24, 2020
Amy N. Furlong	(Principal Financial Officer and Principal Accounting Officer)

/s/ Hilary E. Ackermann*	Director	June 24, 2020
Hilary E. Ackermann

/s/ Robin C. Beery*	Director	June 24, 2020
Robin C. Beery

/s/ Lynn S. Birdsong*	Chairman of the Board and Director	June 24, 2020
Lynn S. Birdsong

/s/ Christine R. Detrick*	Director	June 24, 2020
Christine R. Detrick

/s/ Duane E. Hill*	Director	June 24, 2020
Duane E. Hill

/s/ Lemma W. Senbet*	Director	June 24, 2020
Lemma W. Senbet

/s/ David Sung*	Director	June 24, 2020
David Sung

*By:	/s/ Thomas R. Phillips	June 24, 2020
Thomas R. Phillips, Attorney-in-fact
Pursuant to Powers of Attorney (filed herewith)

EXHIBIT INDEX

Exhibit No.	Description
11	Opinion and Consent of Counsel as to legality of the securities being registered
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney